File No.  33-39564


SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549



FORM N-1A



REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No.   22

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

SMITH BARNEY WORLD FUNDS, INC.
(Formerly, Smith Barney Worldwide Funds, Inc.)
(Exact name of Registrant as Specified
 in the Articles of Incorporation)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices)(Zip Code)

           (212) 816-6474
(Registrant's Telephone Number, Including Area Code)

Christina T. Sydor
388 Greenwich Street, New York, New York  10013 (22nd floor)
(Name and Address of Agent For Service)

Continuous
(Approximate Date of Public Offering)

It is proposed that this filing will become effective
(check appropriate box)

         On (date) pursuant to paragraph (b) of Rule 485
         Immediately upon filing pursuant to paragraph (b) of Rule 485 60 days after filing pursuant to paragraph (a) (1) of Rule 485 75 days after filing pursuant to paragraph (a) (2) of Rule 485
XXX On February 28, 1999 pursuant to paragraph (a) (1) of Rule 485 On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock

PART A




-------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
-------------------


PROSPECTUS                                        SMITH BARNEY
                                                  MUTUAL FUNDS

--------------------------------------------------------------------------------

February 28, 1999                                 International Equity Portfolio

                                                  Class A, B, L and Y Shares

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

                               Fund goal and strategies........................4

                               More on the fund's investments..................8

Smith Barney Mutual            Management......................................9
Funds offers a distinctive
family of fund choices         Choosing a class of shares to buy..............10
tailored to help meet the
varying needs of large         Comparing the fund's classes...................11
and small investors.
Currently, Smith Barney        Sales charges..................................12
Mutual Funds offers more
than 60 individual funds       More about deferred sales charges..............15
with assets of more than
$xx billion.                   Buying shares..................................16

                               Exchanging shares..............................17

                               Redeeming shares...............................18

                               Other things to know about
                                 share transactions...........................20

                               Smith Barney 401(k) and ExecChoice
                                 programs.....................................22

                               Dividends, distributions and
                                 taxes........................................23

                               Share price....................................24

                               Financial highlights...........................24

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


International Equity Portfolio                                               -3-

--------------------------------------------------------------------------------
Fund goal and strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks total return on its assets from growth of capital and income.

Key investments

The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process

The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary. In selecting individual companies for investment, the manager looks for the following:

o Above average earnings growth

o High relative return on invested capital

o Experienced and effective management

o Effective research, product development and marketing

o Competitive advantages

o Strong financial condition or stable or improving credit quality

By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S. In allocating assets among countries and regions, the economic and political factors the manager evaluates include:

o Low or decelerating inflation which creates a favorable environment for securities markets

o Stable governments with policies that encourage economic growth, equity investment and development of securities markets

o Currency stability

o The range of individual investment opportunities

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o Foreign stock prices decline

o Adverse governmental action or political, economic or market instability affects a foreign country or region

o The currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency is scheduled to begin on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of the fund's European investments and present valuation problems.

Who may want to invest

The fund may be an appropriate investment if you:

o Are seeking to participate in the long term growth potential of international markets

o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities


International Equity Portfolio                                               -5-

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

   [The following table was depicted as a bar graph in the printed material.]

                         % Total Return: Class A Shares

                       Calendar years ended December 31,

 1987    1988    1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-4.88    8.24   31.86  -11.87    37.8    0.49   52.78     8.9    2.64    13.6    1.91

The bar chart shows the performance of the fund's Class A shares since inception on February 18, 1986. Class B, L and Y shares would have different performance due to their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns:  Highest: xx% in ___ quarter 199X;
                    Lowest: xx% in ___ quarter 199X

Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the EAFE Index, an unmanaged index of foreign stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                                        Average Annual Total Returns
                                   Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
  Class      Inception Date    1 year    5 years    10 years    Since inception
--------------------------------------------------------------------------------
    A           [x/x/86]
--------------------------------------------------------------------------------
    B           11/07/94                   n/a         n/a
--------------------------------------------------------------------------------
    L           01/04/93                               n/a
--------------------------------------------------------------------------------
    Y           06/16/94                   n/a         n/a
--------------------------------------------------------------------------------
EAFE Index        n/a
--------------------------------------------------------------------------------

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

----------------------------------------------------------------------------------------------------------
Shareholder fees
(paid directly from your investment)
Class A       Class B      Class L      Class Y
----------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering
5.00%         None         1.00%         None
price)

Maximum deferred sales charge on redemptions (as a % of the lower of net asset value at purchase or redemption)

None*         5.00%        1.00%         None

----------------------------------------------------------------------------------------------------------
Annual fund operating expenses (paid by
the fund as a % of fund net assets)
----------------------------------------------------------------------------------------------------------
Management fee
0.85%         0.85%        0.85%         0.85%
----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee
0.25%         1.00%        1.00%         None
----------------------------------------------------------------------------------------------------------
Other expenses

----          ----         ----          ----
----------------------------------------------------------------------------------------------------------
Total annual fund operating expenses

====          ====         ====          ====
----------------------------------------------------------------------------------------------------------

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o You invest $10,000 in the fund for the period shown

o Your investment has a 5% return each year

o You reinvest all distributions and dividends without a sales charge

o The fund's operating expenses remain the same


--------------------------------------------------------------------------------
Number of years you own your shares     1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
Class A                                 $         $          $          $
--------------------------------------------------------------------------------
Class B                                 $         $          $          $
Assumes redemption at end of period
--------------------------------------------------------------------------------
Class B                                 $         $          $          $
Assumes no redemption
--------------------------------------------------------------------------------
Class L                                 $         $          $          $
Assumes redemption at end of period
--------------------------------------------------------------------------------
Class L                                 $         $          $          $
Assumes no redemption
--------------------------------------------------------------------------------
Class Y                                 $         $          $          $
--------------------------------------------------------------------------------


International Equity Portfolio                                               -7-

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Currency transactions. The fund may enter into transactions to buy or sell currencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

o Settle transactions in securities quoted in foreign currencies

o Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

Debt securities. The fund may invest up to 20% of its assets in debt securities of foreign corporate and governmental issuers as well as U.S. Government securities and money market obligations of U.S. issuers. The fund may invest in all types of debt securities of any maturity or credit quality. These securities may be denominated in U.S. dollars or other currencies and may pay fixed or variable rates of interest. The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest. These risks are greater for debt securities rated below investment grade.

Emerging markets. The fund may invest up to 20% of assets in issuers located or doing business in emerging markets. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of private businesses or property are more likely in emerging markets.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Jeffrey Russell and James Conheady, investment officers of Mutual Management Corp. and managing directors of Salomon Smith Barney, have been responsible for the day to day management of the fund since its inception. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

Distribution plans. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.


International Equity Portfolio                                               -9-

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Factors you should consider when choosing a class include:

o How much you plan to invest

o How long you expect to own the shares

o The expenses paid by each class

o Whether you qualify for any reduction or waiver of sales charges

You may buy shares from:

o A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-------------------------------------------------------------------------------------------------
                                      Initial                     Additional
                             -----------------------------       -----------
                            Classes A, B, L         Class Y         All Classes
-------------------------------------------------------------------------------------------------
General                        $1,000           $5 million             $50
-------------------------------------------------------------------------------------------------
Individual Retirement Accounts, $250            $5 million             $50
Self Employed Retirement Plans,
Uniform Gift to Minor Accounts
-------------------------------------------------------------------------------------------------
Qualified Retirement Plans      $25             $5 million             $25
-------------------------------------------------------------------------------------------------
Simple IRAs                   $1                 n/a                $1
----------------------------------------------------------------------------------
Monthly Systematic Investment Plans  $25           n/a                $25
-------------------------------------------------------------------------------------------------
Quarterly Systematic Investment Plans  $50         n/a                $50
-------------------------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

         /
-----------------------------------------------------------------------------------------------------------
      Class A                 Class B             Class L         Class Y
-----------------------------------------------------------------------------------------------------------
Key features

o Initial sales charge  o No initial sales   o The initial sales o No initial
o You may qualify         charge            charge is lower     or deferred
for reduction or    o Deferred sales       than Class A     oInvesting at least
waiver of initial     charge declines        o Deferred sales      $5 million
sales charge          over time           charge for only 1     o Lower annual
o Lower annual       o Convert to           year               expenses than the
expenses than Class   Class A after 8     o Do not convert      other classes
 B and Class L           years               to Class A
                   o Higher annual        o Higher annual
                    expenses than          expenses than
                     Class A                   Class A

-----------------------------------------------------------------------------------------------------------
Initial sales    Up to 5.00%;    None                   1.00%       None
charge           reduced or waived
                 for large purchases
                 and certain
                 investors. No
                 charge for
                 purchases of
                 $500,000 or more

-----------------------------------------------------------------------------------------------------------
Deferred    1% on  purchases of  Up to 5% charged      1% if you redeem     None
sales charge $500,000 or more if   when you redeem     within 1 year of
             you redeem within     shares. The charge    purchase
              1 year of purchase    is reduced over
                                    time and there is
                                     no deferred sales
                                   charge after 6 years

-----------------------------------------------------------------------------------------------------------
Annual     0.25% of average      1% of average         1% of average        None
distribution  daily net assets    daily net assets       daily net assets
and service
fees

-----------------------------------------------------------------------------------------------------------
Exchangeable into*
Class A shares of    Class B shares of    Class L shares of  Class Y shares of
most Smith Barney     most Smith Barney   most Smith         most Smith Barney
mutual funds          mutual funds        Barney mutual       mutual funds
                                           funds
-----------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


International Equity Portfolio                                              -11-

--------------------------------------------------------------------------------
Sales charge:  Class A shares
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                  Sales Charge as a % of

                                            Offering               Net amount
Amount of purchase                          price (%)              invested (%)
--------------------------------------------------------------------------------
Less than $25,000                             5.00                    5.26
--------------------------------------------------------------------------------
$25,000 but less than $50,000                 4.00                    4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000                3.50                    3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000               3.00                    3.09
--------------------------------------------------------------------------------
$250,000 but less than $500,000               2.00                    2.04
--------------------------------------------------------------------------------
$500,000 or more                              -0-                     -0-
--------------------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

      o by you, or

      o by members of your immediate family.

and for which a sales charge was paid with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

o Employees of members of the NASD.

o 403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


International Equity Portfolio                                              -13-

--------------------------------------------------------------------------------
Sales charge:  Class B shares
--------------------------------------------------------------------------------

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
                                                                         6th and
  Year after purchase       1st      2nd      3rd      4th      5th       over
--------------------------------------------------------------------------------
  Deferred sales charge      5%       4%      3%        2%       1%        0%
--------------------------------------------------------------------------------

Class B conversion. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

-------------------------------------------------------------------------------------------
Shares issued:                 Shares issued:                     Shares issued:
At initial                  On reinvestment of              Upon exchange from
purchase                 dividends and                     another Smith Barney
                            distributions                       mutual fund
-------------------------------------------------------------------------------------------
Eight years after the    In same proportion as the    On the date the shares
date of purchase        number of Class B shares   originally acquired would
                   converting is to total Class B    have converted into Class A
                            shares you own                      shares
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sales charge: Class L shares
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
Sales charge: Class Y shares
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $5,000,000 initial investment requirement. You can use a letter of intent to meet the $5,000,000 minimum investment requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $1,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferred sales charge on:

o Shares exchanged for shares of another Smith Barney mutual fund

o Shares representing reinvested distributions and dividends

o Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o To make payments through certain systematic withdrawal plans

o To make certain distributions from a retirement plan

o For involuntary redemptions of small account balances

o For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


International Equity Portfolio                                              -15-

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a     You should contact your Salomon Smith Barney Financial Consultant
Salomon       or dealer representative to open a brokerage account and make
Smith         arrangements to buy shares.
Barney
Financial     If you do not provide the following information, your order will
Consultant    be rejected
or dealer
represen-        o   Class of shares to be bought
tative
                 o   Dollar amount or number of shares to be bought

              You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the   Qualified retirement plans and certain other investors who are
fund's        clients of the selling group are eligible to buy shares directly
transfer      from the fund.
agent
              o Write the transfer agent at the following address:

                 Smith Barney World Funds, Inc.
                     International Equity Portfolio
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

              o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

              o For more information, call the transfer agent at 1-800-451-2010

--------------------------------------------------------------------------------
Systematic    You may authorize Salomon Smith Barney, the dealer representative
investment    or the transfer agent to transfer funds automatically from a
plan          regular bank account, cash held in a Salomon Smith Barney
              brokerage account or Smith Barney money market fund to buy shares on a regular basis.

              o Amounts transferred should be at least: $25 monthly or $50 quarterly

              o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

              For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith         You should contact your Salomon Smith Barney Financial Consultant
Barney        or dealer representative to exchange into other Smith Barney
offers a      mutual funds. Be sure to read the prospectus of the Smith Barney
distinctive   mutual fund you are exchanging into. An exchange is a taxable
family of     transaction.
mutual
funds         o You may exchange shares only for shares of the same class of
tailored to   another Smith Barney mutual fund. Not all Smith Barney funds
help meet     offer all classes.
the varying
needs of      o You must meet the minimum investment amount for each fund both large
and small     o If you hold share certificates, the transfer agent must receive
investors.    the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

              o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

--------------------------------------------------------------------------------
Waiver of     Your shares will not be subject to an initial sales charge at the
additional    time of the exchange.
sales
charges       Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------
By            If you do not have a brokerage account, you may be eligible to
telephone     exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock
              Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

              You can only make telephone exchanges between accounts that have identical registrations.

--------------------------------------------------------------------------------
By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


International Equity Portfolio                                              -17-

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally     Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

              If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

              If the shares are held by a fiduciary or corporation, other documents may be required.

              Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

              If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                 Smith Barney World Funds, Inc.
                     International Equity Portfolio
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

              Your written request must provide the following:

              o Your account number

              o The class of shares and the dollar amount or number of shares to be redeemed

              o Signatures of each owner exactly as the account is registered

By            If you do not have a brokerage account, you may be eligible to
telephone     redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

              Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic     You can arrange for the automatic redemption of a portion of your
cash          shares on a monthly or quarterly basis. To qualify you must own
withdrawal    shares of the fund with a value of at least $10,000 and each
plans         automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

              The following conditions apply:

              o Your shares must not be represented by certificates

              o All dividends and distributions must be reinvested

              For more information, contact your Salomon Smith Barney Financial plans Consultant or dealer representative or consult the SAI.


International Equity Portfolio                                              -19-

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information, without which your request will not be processed.

      o     Name of the fund

      o     Account number

      o     Class of shares being bought, exchanged or redeemed

      o Dollar amount or number of shares being bought, exchanged or redeemed

      o Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

o Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o Changed your account registration

o Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

o Suspend the offering of shares

o Waive or change minimum and additional investment amounts

o Reject any purchase or exchange order

o Change, revoke or suspend the exchange privilege

o Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances. If your account falls below $500 due to redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


International Equity Portfolio                                              -21-

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

o Class A shares may be purchased by plans investing $1 million or more.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

      If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange after the plan is in the program 5 years.

      If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
Distributions, dividends and taxes
--------------------------------------------------------------------------------

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
Transaction                                     Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares                Usually capital gain or loss;
                                                long-term only if shares
                                                owned more than one year

Long-term capital gain distributions            Long-term capital gain

Short-term capital gain distributions           Ordinary income

Dividends                                       Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.


International Equity Portfolio                                              -23-

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended October 31:

------------------------------------------------------------------------------------------------------------
                               1998        1997(1)    1996(1)       1995          1994(2)(3)     1993
------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                       $18.64     $17.15        $18.79        $18.71         $12.35
------------------------------------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment
income(loss)                               (0.04)       0.01         0.08(4)      (0.01)          (0.01)

  Net realized and
  unrealized gain (loss)                    1.77        1.65        (1.50)         0.09            6.53
------------------------------------------------------------------------------------------------------------
Total income (loss) from
operations                                  1.73        1.66        (1.42)         0.08            6.52
------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment
    income(5)                              (0.01)      (0.17)       (0.12)           --              --
  Net realized gains                          --          --        (0.10)           --           (0.16)
------------------------------------------------------------------------------------------------------------
Total distributions                        (0.01)      (0.17)       (0.22)           --           (0.16)
------------------------------------------------------------------------------------------------------------
Net asset value, end
  of year                                 $20.36      $18.64       $17.15        $18.79          $18.71
------------------------------------------------------------------------------------------------------------
Total return(7)                             9.30%       9.78%       (7.44)%        0.43%(6)       52.78%
------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000)'s                          $464,796     $513,87     $489,533      $591,598        $355,926
------------------------------------------------------------------------------------------------------------
Ratios to average
net assets:
  Expenses(8)                               1.31%       1.35%        1.36%         1.35%(9)        1.35%
  Net investment
  income (loss)                            (0.18)       0.17         0.50         (0.05)(9)       (0.10)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       35%         46%          42%           35%             27%
------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2)   For the period from January 1, 1994 to October 31, 1994.
(3) On October 10, 1994, Class L shares (formerly, Class C shares) were exchanged into Class A shares. Class L share activity for the period from January 1, 1994 to October 9, 1994 is included in Class A share activity.
(4)   Includes realized gains and losses from foreign currency transactions.
(5) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(6)   Not annualized.
(7) Total return does not reflect any applicable sales loads or deferred sales charges.
(8) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 1.29% and 1.28%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(9)   Annualized.


International Equity Portfolio                                              -25-

For a Class B share of capital stock outstanding throughout each year ended October 31:

-----------------------------------------------------------------------------------------------------
                                                1998       1997(1)       1996(1)          1995(2)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of year           $18.65         $17.17       $18.38
-----------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)            (0.20)         (0.08)       0.06(3)
    Net realized and unrealized gain (loss)  1.77           1.60        (1.17)
-----------------------------------------------------------------------------------------------------
Total income (loss) from operations        1.57           1.52           (1.11)
-----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                   --          (0.04)             --
  Net realized gains                       --             --           (0.10)
-----------------------------------------------------------------------------------------------------
Total distributions                        --          (0.04)          (0.10)
-----------------------------------------------------------------------------------------------------
Net asset value, end of year             $20.22         $18.65          $17.17
-----------------------------------------------------------------------------------------------------
Total return(5)                          8.42%          8.89%         (6.00)%(6)
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s      $231,148       $212,294        $126,171
-----------------------------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses(7)                         2.11%          2.11%           2.13%(8)
    Net investment income (loss)        (0.95)          (.58)           0.34(8)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                35%            46%             42%
-----------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(3)   Includes realized gains and losses from foreign currency transactions.
(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6)   Not annualized.
(7) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.04% and 2.04%8, respectively.
(8)   Annualized.

For a Class L share of capital stock outstanding throughout each year ended October 31:

--------------------------------------------------------------------------------------------------------------
                                1998(2)   1997(1)     1996(1)      1995(2)       1994(3)          1993(4)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of             $18.38       $16.93      $18.54         $18.58          $12.35
year
--------------------------------------------------------------------------------------------------------------
Income (loss) from
operations:
    Net investment income                  (0.22)       (0.13)      (0.06)(5)      (0.11)          (0.14)
    (loss)
    Net realized and                        1.77         1.62       (1.45)          0.07            6.25
    unrealized gain (loss)
--------------------------------------------------------------------------------------------------------------
Total income (loss) from                    1.55         1.49       (1.51)         (0.04)           6.39
operations
--------------------------------------------------------------------------------------------------------------
Less distributions from:
    Net investment
    income(6)                                 --        (0.04)         --             --              --
    Net realized gains                        --           --       (0.10)            --           (0.16)
--------------------------------------------------------------------------------------------------------------
Total distributions                           --        (0.04)      (0.10)            --           (0.16)
--------------------------------------------------------------------------------------------------------------
Net assets value, end of year             $19.93       $18.38      $16.93         $18.54          $18.58
--------------------------------------------------------------------------------------------------------------
Total return(7)                             8.43%        8.85%      (8.11)%        (0.22)%(8)      51.73%(8)
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s         $200,849     $229,514    $240,090       $287,458        $114,951
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(9)                             2.12%        2.15%       2.16%          2.10%(10)       2.14%(10)
    Net investment income                  (0.97)       (0.63)      (0.34)         (0.77)(10)      (1.08)(10)
    (loss)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       35%          46%         42%            35%             27%
--------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2) Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class C shares were called Class B shares.
(3)   For the period from January 1, 1994 to October 31, 1994.
(4)   For the period from January 4, 1993 (inception date) to December 31, 1993.
(5)   Includes realized gains and losses from foreign currency transactions.
(6) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(7) Total return does not reflect any applicable sales loads or deferred sales charges
(8)   Not annualized.
(9) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 2.09% and 2.08%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(10)  Annualized.


International Equity Portfolio                                              -27-

For a Class Y share of capital stock outstanding throughout each year ended October 31:

----------------------------------------------------------------------------------------------------
                                   1998      1997(1)        1996(1)       1995(2)        1994(3)
----------------------------------------------------------------------------------------------------
Net asset value, beginning                   $18.64         $17.13        $18.80         $17.64
of year
----------------------------------------------------------------------------------------------------
Income (loss) from                             0.04           0.18          0.10(4)        0.01
operations:
   Net investment income                       1.76           1.54         (1.50)          1.15
   Net realized and
   unrealized gain
   (loss)
----------------------------------------------------------------------------------------------------
Total income (loss) from                       1.80           1.72         (1.40)          1.16
operations
----------------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income(5)                   (0.06)         (0.21)        (0.17)            --
   Net realized gains                            --             --         (0.10)            --
----------------------------------------------------------------------------------------------------
Total distributions                           (0.06)         (0.21)        (0.27)            --
----------------------------------------------------------------------------------------------------
Net asset value, end of                      $20.38         $18.64        $17.13         $18.80
year
----------------------------------------------------------------------------------------------------
Total return                                   9.68%         10.19%        (7.11)%         6.58%(6)
----------------------------------------------------------------------------------------------------
Net assets, end of year                    $301,852       $200,427       $97,132        $48,765
(000)'s
----------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses(8)                                 0.94%          0.96%         1.06%          1.09%(7)
   Net investment income                       0.23           0.56          0.91           0.29(7)
(loss)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          35%            46%           42%            35%
----------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2) On November 7, 1994, the former Class D shares were renamed Class Y shares.
(3)   For the period from June 16, 1994 (inception date) to October 31, 1994.
(4)   Includes realized gains and losses from foreign currency transactions.
(5) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(6)   Not annualized.
(7)   Annualized.
(8) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 0.90% and 0.98%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

International Equity Portfolio

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)
[FD00000 2/99]



-------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
-------------------


PROSPECTUS                                SMITH BARNEY
                                          MUTUAL FUNDS

--------------------------------------------------------------------------------


February 28, 1999                         International Equity Portfolio

                                              Class Z Shares


The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. or any of its affiliates.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

                               Fund goal and strategies....................4

                               More on the fund's investments..............8

Smith Barney Mutual            Management..................................9
Funds offers a distinctive
family of fund choices         Buying, selling and redeeming
tailored to help meet the        Class Z shares...........................10
varying needs of large
and small investors.           Share price................................11
Currently, Smith Barney
Mutual Funds offers more       Dividends, distributions and
than 60 individual funds         taxes....................................12
with assets of more than
$xx billion.                   Financial highlights.......................13


You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


International Equity Portfolio -- Class Z Shares                             -3-

--------------------------------------------------------------------------------
Fund goal and strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks total return on its assets from growth of capital and income.

Key investments

The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process

The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary. In selecting individual companies for investment, the manager looks for the following:

o Above average earnings growth

o High relative return on invested capital

o Experienced and effective management

o Effective research, product development and marketing

o Competitive advantages

o Strong financial condition or stable or improving credit quality

By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S. In allocating assets among countries and regions, the economic and political factors the manager evaluates include:

o Low or decelerating inflation which creates a favorable environment for securities markets

o Stable governments with policies that encourage economic growth, equity investment and development of securities markets

o Currency stability

o The range of individual investment opportunities

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o Foreign stock prices decline

o Adverse governmental action or political, economic or market instability affects a foreign country or region

o The currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency is scheduled to begin on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of the fund's European investments and present valuation problems.

Who may want to invest

The fund may be an appropriate investment if you:

o Are seeking to participate in the long term growth potential of international markets

o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities


International Equity Portfolio -- Class Z Shares                             -5-

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

   [The following table was depicted as a bar graph in the printed material.]

                         % Total Return: Class Z Shares

                       Calendar years ended December 31,
                      1995      1996      1997      1998
                      ----      ----      ----      ----
                       3       14.06      2.22

The bar chart shows the performance of the fund's Class Z shares since inception on _____________.

Quarterly returns: Highest: xx% in __ quarter 199X;
                   Lowest: xx% in ___ quarter 199X

Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of Class Z shares for the periods shown to that of the EAFE Index, an unmanaged index of foreign stocks. This table assumes the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                                         Average Annual Total Returns
                                    Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
              Inception Date     1 year   5 years    10 years    Since inception
--------------------------------------------------------------------------------
 Class Z        [xx/xx/xx]
--------------------------------------------------------------------------------
EAFE Index         n/a

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
Annual fund operating expenses
(paid by the fund as a % of fund net assets)
--------------------------------------------------------------------------------
Management fee                                                  0.85%
--------------------------------------------------------------------------------
Other expenses
                                                                -----
--------------------------------------------------------------------------------
Total annual fund operating expenses
                                                                =====

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o You invest $10,000 in the fund for the period shown

o Your investment has a 5% return each year

o You reinvest all distributions and dividends

o The fund's operating expenses remain the same

--------------------------------------------------------------------------------
Number of years you own your shares      1 year    3 years   5 years   10 years
--------------------------------------------------------------------------------
Class Z                                  $         $         $         $


International Equity Portfolio -- Class Z Shares                             -7-

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Currency transactions. The fund may enter into transactions to buy or sell currencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

o Settle transactions in securities quoted in foreign currencies

o Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

Debt securities. The fund may invest up to 20% of its assets in debt securities of foreign corporate and governmental issuers as well as U.S. Government securities and money market obligations of U.S. issuers. The fund may invest in all types of debt securities of any maturity or credit quality. These securities may be denominated in U.S. dollars or other currencies and may pay fixed or variable rates of interest. The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest. These risks are greater for debt securities rated below investment grade.

Emerging markets. The fund may invest up to 20% of assets in issuers located or doing business in emerging markets. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of private businesses or property are more likely in emerging markets.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Jeffrey Russell and James Conheady, investment officers of Mutual Management Corp. and managing directors of Salomon Smith Barney, have been responsible for the day to day management of the fund since its inception. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. [A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public].

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.


International Equity Portfolio -- Class Z Shares                             -9-

--------------------------------------------------------------------------------
Buying, selling and exchanging Class Z shares
--------------------------------------------------------------------------------

Through a            You may buy, sell or exchange Class Z shares only through a
qualified            "qualified plan." A qualified plan is a tax-exempt employee
plan                 benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

                     There are no minimum investment requirements for Class Z shares. However, the fund reserves the right to change this policy at any time.

Buying Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you mayplace an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Selling Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.

Exchanging           You should should consult your qualified plan for
                     information about available exchange options.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when your qualified plan cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


International Equity Portfolio -- Class Z Shares                            -11-

--------------------------------------------------------------------------------
Distributions, dividends and taxes
--------------------------------------------------------------------------------

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. [In general, redeeming Class Z shares, exchanging Class Z shares and receiving distributions (whether in cash or additional Class Z shares) are all non-taxable events for purposes of federal income taxation.]

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. [If you do not provide your qualified plan with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.]

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of Class Z shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class Z share of capital stock outstanding throughout each year ended October 31:

------------------------------------------------------------------------------------------
                                  1998        1997(1)      1996(1)     1995(2)
------------------------------------------------------------------------------------------
Net asset value, beginning of year         $  18.62     $  17.12     $ 18.38
------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(loss)                 0.05         0.14        0.13(3)
  Net realized and unrealized gain             1.75         1.57       (1.12)
  (loss)
------------------------------------------------------------------------------------------
Total income (loss) from operations              1.80         1.71       (0.99)
------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                       (0.06)       (0.21)      (0.17)
  Net realized gains                               --           --       (0.10)
------------------------------------------------------------------------------------------
Total distributions                             (0.06)       (0.21)      (0.27)
------------------------------------------------------------------------------------------
Net asset value, end of year                   $  20.36     $  18.62     $ 17.12
------------------------------------------------------------------------------------------
Total return                                   9.69%       10.13%     (5.03%)(5)
------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                $131,709     $119,408     $94,387
------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(6)                                 0.94%        0.97%     1.10%(7)
    Net investment income (loss)                0.22         0.55        1.06(7)
------------------------------------------------------------------------------------------
Portfolio turnover rate                            35%          46%         42%
------------------------------------------------------------------------------------------

(1)   Per share amounts caluculated using the monthly average shares method.
(2)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(3)   Includes realized gains and losses from foreign currency transactions.
(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5)   Not annualized.
(6) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Z would have been 0.91% and 1.02%+, respectively,
(7)   Annualized.


International Equity Portfolio -- Class Z Shares                            -13-

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

International Equity Portfolio

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund andis incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, [by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013].

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)
[FD00000 2/99]


-------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
-------------------

PROSPECTUS                                            SMITH BARNEY
                                                      MUTUAL FUNDS

--------------------------------------------------------------------------------

February 28, 1999                                     Global Government Bond
                                                      Portfolio

                                                      Class A, B, L and Y Shares

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

                            Fund goal and strategies...........................4

                            More on the fund's investments.....................8
Smith Barney Mutual
Funds offers a              Management.........................................9
distinctive family of
fund choices tailored to    Choosing a class of shares to buy.................10
help meet the varying
needs of large and          Comparing the fund's classes......................11
small investors.
Currently, Smith            Sales charges.....................................12
Barney Mutual Funds
offers more than 60         More about deferred sales charges.................15
individual funds with
assets of more than         Buying shares.....................................16
$xx billion.
                            Exchanging shares.................................17

                            Redeeming shares..................................18

                            Other things to know about
                              share transactions..............................20

                            Smith Barney 401(k) and ExecChoice
                              programs........................................22

                            Dividends, distributions and
                              taxes...........................................23

                            Share price.......................................24

                            Financial highlights..............................24

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Global Government Bond Portfolio                                             -3-

--------------------------------------------------------------------------------
Fund goal and strategy
--------------------------------------------------------------------------------

Investment objective

The fund seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United States and foreign governments.

Key investments

The fund invests primarily in high quality bonds issued or guaranteed by the United States or foreign governments, their political subdivisions or their agencies, authorities, or instrumentalities. These bonds may be denominated in various currencies.

Selection process

In seeking to achieve its income objective, the manager considers and compares the relative yields of various obligations of various developed nations. In seeking to achieve its capital appreciation objective, the manager seeks the best values currently available in the marketplace. In both cases, the manager uses quantitative techniques to measure and assess risk. Depending on the manager's outlook, the fund's emphasis among foreign markets and between capital appreciation and income oriented investments may vary. The fund will not invest more than 45% of its assets in a single country, other than the United States. Allocation of the fund's investments will depend upon the relative attractiveness of the global markets and particular issuers.

In allocating assets among countries and regions, the economic and political factors the manager looks for include:

o Political and economic stability and favorable inflation and government deficit prospects

o Favorable currency movements

In selecting securities of particular issuers, the manager looks for:

o Favorable yield, maturity, issue classification and quality characteristics

o Strong financial condition or stable or improving credit quality

Principal risks of investing in the fund

While investing in global government securities can bring added benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o Government bond investments lose their value due to an increase in market interest rates in one or more regions, a decline in a government's credit rating or financial condition or a default by a government

o Adverse governmental action or, political, economic or market instability affects a foreign country or region

o An unhedged currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the stability of a particular government proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about governmental issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign governmental securities is greater in the case of securities of governments in less developed countries.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency is scheduled to begin on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of the fund's European investments and present valuation problems.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in a particular issuer the fund will be more susceptible to the negative events affecting that issuer.

Who may want to invest

The fund may be an appropriate investment if you:

o Are seeking current income and an opportunity to participate in the international bond markets

o Currently have exposure to U.S. and foreign stock markets or U.S. bond markets and wish to broaden your investment portfolio

o Are comfortable with the risks of fixed income securities and the special risks of investing in foreign securities, including emerging market securities

o Are seeking higher but potentially more volatile returns than those offered by U.S. fixed income investments


Global Government Bond Portfolio                                             -5-

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

   [The following table was depicted as a bar graph in the printed material.]

                         % Total Return: Class A Shares

                       Calendar years ended December 31,
      1992      1993      1994      1995      1996      1997      1998
      ----      ----      ----      ----      ----      ----      ----
      0.91      19.13     -3.99     15.56     7.52      8.15

The bar chart shows the performance of the fund's Class A shares since inception on July 22, 1991. Class B, L and Y shares would have different performance due to their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns:      Highest: xx% in ___ quarter 199X;
                        Lowest: xx% in ___ quarter 199X

Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the J.P. Morgan Global Bond Market Index ("MGBM Index"), an unmanaged index of foreign stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                                         Average Annual Total Returns
                                    Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
  Class      Inception Date    1 year    5 years    10 years    Since inception
--------------------------------------------------------------------------------
    A           7/22/91                               n/a
--------------------------------------------------------------------------------
    B           11/18/97                   n/a        n/a
--------------------------------------------------------------------------------
    L           01/04/93                              n/a
--------------------------------------------------------------------------------
    Y           02/19/93                   n/a        n/a
--------------------------------------------------------------------------------
MGBM Index        n/a
--------------------------------------------------------------------------------

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

----------------------------------------------------------------------------------------------------------------
Shareholder fees
(paid directly from your investment)
Class A     Class B      Class L     Class Y
----------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering price)
4.50%        None         None        None

Maximum deferred sales charge on redemptions (as a %
of the lower of net asset value at purchase or redemption)
None*        4.50%        1.00%       None

----------------------------------------------------------------------------------------------------------------
Annual fund operating expenses (paid by the fund as a %
of fund net assets)
----------------------------------------------------------------------------------------------------------------
Management fee
 .75%         .75%         .75%        .75%
----------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee
 .25%        0.75%        0.70%       None
----------------------------------------------------------------------------------------------------------------
Other expenses

-------     -------      -------     -------
----------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses

=======     =======      =======     =======
----------------------------------------------------------------------------------------------------------------

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o You invest $10,000 in the fund for the period shown

o Your investment has a 5% return each year

o You reinvest all distributions and dividends without a sales charge

o The fund's operating expenses remain the same

--------------------------------------------------------------------------------
Number of years you own your shares    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
Class A                                $         $          $          $
--------------------------------------------------------------------------------
Class B                                $         $          $          $
Assumes redemption at end of period
--------------------------------------------------------------------------------
Class B                                $         $          $          $
Assumes no redemption
--------------------------------------------------------------------------------
Class L                                $         $          $          $
Assumes redemption at end of period
--------------------------------------------------------------------------------
Class L                                $         $          $          $
Assumes no redemption
--------------------------------------------------------------------------------
Class Y                                $         $          $          $
--------------------------------------------------------------------------------


Global Government Bond Portfolio                                             -7-

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Other debt securities. In addition to high quality debt securities of developed country governments, the fund may also invest up to 10% of its assets in debt instruments, including loans and loan participations, of governmental issuers in developing countries. Lower quality securities may be unrated or below investment grade or in default. These securities may be speculative and involve high risk of loss. The fund may also invest up to 35% of its assets in U.S. and foreign non-governmental debt securities, that are rated A or better at time of purchase or, if unrated, are of comparable quality.

Derivatives and hedging techniques. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates.

o As a substitute for buying or selling currencies or securities

o To enhance the fund's return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Impact of High Portfolio Turnover. The fund may engage in active and frequent trading. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty. Smith Barney Global Capital Management, Inc., a U.S. registered investment adviser located at 10 Piccadilly, London, England, furnishes the manager with information, advice and assistance and is available for consultation to the fund.

Denis Mangan, investment officer of Mutual Management Corp. and managing director of Smith Barney Global Capital Management, Inc., has been responsible for the day to day management of the fund since 1995.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to 0.75% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

Distribution plans. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.


Global Government Bond Portfolio                                             -9-

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Factors you should consider when choosing a class include:

o How much you plan to invest

o How long you expect to own the shares

o The expenses paid by each class

o Whether you qualify for any reduction or waiver of sales charges

You may buy shares from:

o A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-------------------------------------------------------------------------------------------------
                           Initial                   Additional
              ------------------------------------      ----------
               Classes A, B, L           Class Y       All Classes
-------------------------------------------------------------------------------------------------
General               $1,000               $15 million          $50
-------------------------------------------------------------------------------------------------
Individual Retirement Accounts,  $250               $15 million          $50
Self Employed Retirement Plans,
Uniform Gift to Minor Accounts
-------------------------------------------------------------------------------------------------
Qualified Retirement Plans       $25               $15 million          $25
-------------------------------------------------------------------------------------------------
Simple IRAs                     $1                   n/a               $1
-------------------------------------------------------------------------------------------------
Monthly Systematic Investment Plans $25                   n/a              $25
-------------------------------------------------------------------------------------------------
Quarterly Systematic Investment Plans $50                   n/a              $50
-------------------------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

-----------------------------------------------------------------------------------------------------------------------
Class A                   Class B                   Class L           Class Y
-----------------------------------------------------------------------------------------------------------------------
Key features

o Initial sales charge o No initial sales o The initial sales  o No initial or
o You may qualify        charge         charge is lower    deferred sales charge
for reduction or       o Deferred sales  than Class A       o Investing at least
waiver of initial      charge declines   o Deferred sales         $15 million
sales charge                over time     charge for only 1  o Lower annual
o Lower annual        o Convert to Class    year               expenses than the
expenses than Class    A after 8 years     o Do not convert    other classes
B and Class L         o Higher annual         to Class A
                       expenses than      o Higher annual
                       Class A             expenses than
                                             Class A
-----------------------------------------------------------------------------------------------------------------------
Initial sales   Up to 4.50%;         None      1.00%                    None
charge             reduced or waived
                   for large purchases
                   and certain
                   investors. No
                   charge for
                   purchases of
                   $500,000 or more
-----------------------------------------------------------------------------------------------------------------------
Deferred    1% on purchases of    Up to 4.50%     1% if you redeem     None
sales charge$500,000 or more if   charged when you  within 1 year of
             you redeem within     redeem shares.        purchase
             1 year of purchase    The charge is
                                   reduced over time
                                   and there is no
                                   deferred sales
                                   charge after 6 years

-----------------------------------------------------------------------------------------------------------------------
Annual     0.25% of average       1% of average       1% of average      None
distribution daily net assets  daily net assets     daily net assets
and service
fees
-----------------------------------------------------------------------------------------------------------------------
Exchangeable into*
Class A shares of  Class B shares of  Class L shares of        Class Y shares of
most Smith Barney  most Smith Barney  most Smith               most Smith Barney
mutual funds       mutual funds       Barney mutual            mutual funds
                                        funds
-----------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


Global Government Bond Portfolio                                            -11-

--------------------------------------------------------------------------------
Sales charge: Class A shares
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                Sales Charge as a % of

                                            Offering             Net amount
Amount of purchase                          price (%)            invested (%)
--------------------------------------------------------------------------------
Less than $25,000                             4.50                  4.71
--------------------------------------------------------------------------------
$25,000 but less than $50,000                 4.00                  4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000                3.50                  3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000               2.50                  2.56
--------------------------------------------------------------------------------
$250,000 but less than $500,000               1.50                  1.52
--------------------------------------------------------------------------------
$500,000 or more                               -0-                   -0-
--------------------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

o by you, or

o by members of your immediate family.

and for which a sales charge was paid with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

o Employees of members of the NASD.

o 403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Global Government Bond Portfolio                                            -13-

--------------------------------------------------------------------------------
Sales charge: Class B shares
--------------------------------------------------------------------------------

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
                                                                         6th and
Year after purchase        1st        2nd      3rd      4th      5th      over
--------------------------------------------------------------------------------
Deferred sales charge      4.5%        4%       3%       2%       1%       0%
--------------------------------------------------------------------------------

Class B conversion. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

----------------------------------------------------------------------------------------
Shares issued:       Shares issued:                      Shares issued:
At initial           On reinvestment of                  Upon exchange from
purchase             dividends and                       another Smith Barney
                     distributions                       mutual fund
----------------------------------------------------------------------------------------
Eight years after the   In same proportion as the        On the date the shares
date of purchase      number of Class B shares       originally acquired would
                    converting is to total Class B  have converted into Class A
                         shares you own                      shares
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sales charge: Class L shares
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
Sales charge: Class Y shares
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet the $15,000,000 minimum investment requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferred sales charge on:

o Shares exchanged for shares of another Smith Barney mutual fund

o Shares representing reinvested distributions and dividends

o Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o To make payments through certain systematic withdrawal plans

o To make certain distributions from a retirement plan

o For involuntary redemptions of small account balances

o For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Global Government Bond Portfolio                                            -15-

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a         You should contact your Salomon Smith Barney Financial
Salomon           Consultant or dealer representative to open a brokerage
Smith             account and make arrangements to buy shares.
Barney
Financial         If you do not provide the following information, your order
Consultant        will be rejected
or dealer
represen-           o Class of shares to be bought
tative              o Dollar amount or number of shares to be bought

                  You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the       Qualified retirement plans and certain other investors who are
fund's            clients of the selling group are eligible to buy shares
transfer          directly from the fund.
agent
                  o Write the transfer agent at the following address:

                    Smith Barney World Funds, Inc.
                      Global Government Bond Portfolio
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

                  o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                  o For more information, call the transfer agent at 1-800-451-2010

--------------------------------------------------------------------------------
Systematic        You may authorize Salomon Smith Barney, the dealer
investment        representative or the transfer agent to transfer funds
plan              automatically from a regular bank account, cash held in a
                  Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                  o Amounts transferred should be at least: $25 monthly or $50 quarterly

                  o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                  For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith             You should contact your Salomon Smith Barney Financial
Barney            Consultant or dealer representative to exchange into other
offers a          Smith Barney mutual funds. Be sure to read the prospectus of
distinctive       the Smith Barney mutual fund you are exchanging into. An
family of         exchange is a taxable transaction.
mutual
funds             o You may exchange shares only for shares of the same class
tailored to       of another Smith Barney mutual fund. Not all Smith Barney
help meet         funds offer all classes.
the varying
needs of          o You must meet the minimum investment amount for each fund both large
and small         o If you hold share certificates, the transfer agent must
investors.        receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

                  o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

--------------------------------------------------------------------------------
Waiver of         Your shares will not be subject to an initial sales charge at
additional        the time of the exchange.
sales
charges           Your deferred sales charge (if any) will continue to be
                  measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------
By                If you do not have a brokerage account, you may be eligible to
telephone         exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New
                  York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                  You can only make telephone exchanges between accounts that have identical registrations.

--------------------------------------------------------------------------------
By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


Global Government Bond Portfolio                                            -17-

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally         Contact your Salomon Smith Barney Financial Consultant or
                  dealer representative to redeem shares of the fund.

                  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                  If the shares are held by a fiduciary or corporation, other documents may be required.

                  Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

                  If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                    Smith Barney World Funds, Inc.
                      Global Government Bond Portfolio
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

                  Your written request must provide the following:

                  o Your account number

                  o The class of shares and the dollar amount or number of shares to be redeemed

                  o Signatures of each owner exactly as the account is registered

By                If you do not have a brokerage account, you may be eligible to
telephone         redeem shares (except those held in retirement plans) in
                  amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                  Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic         You can arrange for the automatic redemption of a portion of
cash              your shares on a monthly or quarterly basis. To qualify you
withdrawal        must own shares of the fund with a value of at least $10,000
plans             and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed
                  1% per month of the value of your shares subject to a deferred sales charge.

                  The following conditions apply:

                  o Your shares must not be represented by certificates

                  o All dividends and distributions must be reinvested

                  For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Global Government Bond Portfolio                                            -19-

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information, without which your request will not be processed.

      o     Name of the fund

      o     Account number

      o     Class of shares being bought, exchanged or redeemed

      o Dollar amount or number of shares being bought, exchanged or redeemed

      o     Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

o Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o Changed your account registration

o Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

o Suspend the offering of shares

o Waive or change minimum and additional investment amounts

o Reject any purchase or exchange order

o Change, revoke or suspend the exchange privilege

o Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances. If your account falls below $500 due to redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Global Government Bond Portfolio                                            -21-

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

o Class A shares may be purchased by plans investing $1 million or more.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

      If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange after the plan is in the program 5 years.

      If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
Distributions, dividends and taxes
--------------------------------------------------------------------------------

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
Transaction                                Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares           Usually capital gain or loss;
                                           long-term only if shares owned more
                                           than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions       Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions      Ordinary income
--------------------------------------------------------------------------------
Dividends                                  Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.


Global Government Bond Portfolio                                            -23-

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended October 31:

---------------------------------------------------------------------------------------------------------------------
                                           1998          1997(1)         1996(1)            1995          1994(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $ 12.55        $  12.30        $  11.68          $ 12.92
---------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                                     0.59            0.70            0.92(3)          0.69
  Net realized and                                          0.38            0.42            0.48            (1.28)
  unrealized gain (loss)
---------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                         0.97            1.12            1.40            (0.59)
---------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                                 (1.22)          (0.87)          (0.78)           (0.23)
  Net realized gains                                       (0.08)             --              --               --
  Capital                                                     --              --              --            (0.42)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                        (1.30)          (0.87)          (0.78)           (0.65)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $ 12.22        $  12.55        $  12.30          $ 11.68
---------------------------------------------------------------------------------------------------------------------
Total return(5)                                             8.21            9.41           12.40            (4.64)(6)
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                          $94,957        $106,536        $123,917          $77,961
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(7)                                               1.26%           1.26%           1.38%            1.32%(8)
  Net investment income                                     4.82            5.69            7.44             6.57(8)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      367%            133%            195%             179%
---------------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2)   For the period from January 1, 1994 to October 31, 1994.
(3)   Includes realized gains and losses from foreign currency transactions.
(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6)   Not annualized.
(7) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.24 and 1.32%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(8)   Annualized.


Global Government Bond Portfolio                                            -25-

For a Class B share of capital stock outstanding throughout each year ended October 31:

---------------------------------------------------------------------------------------------------
                                           1998          1997(1)         1996(1)          1995(2)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $ 12.50        $ 12.26         $ 11.57
---------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                                     0.52           0.63            0.78(3)
  Net realized and unrealized gain                          0.38           0.42            0.57
---------------------------------------------------------------------------------------------------
Total income from operations                                0.90           1.05            1.35
---------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                                 (1.10)         (0.81)          (0.66)
  Net realized gains                                       (0.08)            --              --
---------------------------------------------------------------------------------------------------
Total distributions                                        (1.18)         (0.81)          (0.66)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                             $ 12.22        $ 12.50         $ 12.26
---------------------------------------------------------------------------------------------------
Total return(5)                                             7.62%          8.83%          11.97%(6)
---------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                          $19,690        $25,970         $35,159(9)
---------------------------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses(7)                                             1.80%          1.81%           1.92%(8)
    Net investment income (loss)                            4.24           5.15            6.65(8)
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      367%           133%            195%
---------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2)   For the period from November 18, 1994 (inception date) to October 31,
      1995.
(3)   Includes realized gains and losses from foreign currency transactions.
(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6)   Not annualized.
(7) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 1.78% and 1.86% (8), respectively.
(8)   Annualized.

For a Class L share of capital stock outstanding throughout each year ended October 31:

---------------------------------------------------------------------------------------------------------------------
                                           1998(2)       1997(1)        1996(1)          1995(2)            1994(3)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $12.47         $12.23          $11.68            $12.93
---------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:                             0.53           0.64            0.85(4)           0.90
  Net investment income                                    0.38           0.41            0.42             (1.55)
  Net realized and
  unrealized gain (loss)
---------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                        0.91           1.05            1.27             (0.65)
---------------------------------------------------------------------------------------------------------------------
Less distributions from:                                  (1.11)         (0.81)          (0.72)            (0.21)
  Net investment income(5)                                (0.08)            --              --                --
  Net realized gains                                         --             --              --             (0.39)
  Capital
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (1.19)         (0.81)          (0.72)            (0.60)
---------------------------------------------------------------------------------------------------------------------
Net assets value, end of year                            $12.19         $12.47          $12.23            $11.68
---------------------------------------------------------------------------------------------------------------------
Total return(6)                                            7.73%          8.90%          11.25             (5.09)%(7)
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                          $3,257         $3,986          $4,141            $5,835
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(8)                                              1.69%          1.74%           1.84%             1.80%(9)
  Net investment income (loss)                             4.33%          5.22%           7.15%             6.05(9)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     367%           133%            195%              179%
---------------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2) Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class C shares were called Class B shares.
(3)   For the period from January 1, 1994 to October 31, 1994.
(4)   Includes realized gains and losses from foreign currency transactions.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) Total return does not reflect any applicable sales loads or deferred sales charges
(7)   Not annualized
(8) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 1.71% and 1.78%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(9)   Annualized.


Global Government Bond Portfolio                                            -27-

For a Class Y share of capital stock outstanding throughout each year ended October 31:

---------------------------------------------------------------------------------------------------------------------
                                           1998          1997(1)        1996(1)          1995(2)            1994(3)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $ 12.39        $ 12.14         $ 11.68           $12.93
---------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                                     0.63           0.73            0.78(4)          0.76
  Net realized and unrealized gain (loss)                   0.37           0.42            0.49            (1.35)
---------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                         1.00           1.15            1.27            (0.59)
---------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(5)                                 (1.28)         (0.90)          (0.81)           (0.23)
  Net realized gains                                       (0.08)            --              --               --
  Capital                                                     --             --              --            (0.43)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                        (1.36)         (0.90)          (0.81)           (0.66)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $ 12.03        $ 12.39         $ 12.14           $11.68
---------------------------------------------------------------------------------------------------------------------
Total return                                                8.61%          9.82%          11.27%           (4.62)%(6)
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                          $ 28,097       $15,105         $    62           $3,202
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(7)                                               0.89%          0.84%           0.98%            1.23%(8)
  Net investment income (loss)                              5.19           6.12            6.38             6.76(8)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      367%           133%            195%             179%
---------------------------------------------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.
(2) On November 7, 1994, the former Class C shares were renamed Class Y shares.
(3)   For the period from January 1, 1994 to October 31, 1994.
(4)   Includes realized gains and losses from foreign currency transactions.
(5) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(6)   Not annualized.
(7) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 0.81% and 0.93%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(8)   Annualized.

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

Global Government Bond Portfolio

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)
[FD00000 2/99]



-------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
-------------------


PROSPECTUS                                SMITH BARNEY
                                          MUTUAL FUNDS

--------------------------------------------------------------------------------

February 28, 1999                         International Balanced
                                          Portfolio

                                          Class A, B, L and Y Shares


The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

                           Fund goal and strategies............................4

                           More on the fund's investments......................8
Smith Barney Mutual
Funds offers a             Management..........................................9
distinctive family of
fund choices tailored to   Choosing a class of shares to buy..................10
help meet the varying
needs of large and         Comparing the fund's classes.......................11
small investors.
Currently, Smith           Sales charges......................................12
Barney Mutual Funds
offers more than 60        More about deferred sales charges..................15
individual funds with
assets of more than        Buying shares......................................16
$xx billion.
                           Exchanging shares..................................17

                           Redeeming shares...................................18

                           Other things to know about
                             share transactions...............................20

                           Smith Barney 401(k) and ExecChoice
                             programs.........................................22

                           Dividends, distributions and
                             taxes............................................23

                           Share price........................................24

                           Financial highlights...............................24


You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


International Balanced Portfolio                                             -3-

--------------------------------------------------------------------------------
Fund goal and strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks to provide a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers.

Key investments

The fund invests primarily in equity and debt securities of foreign issuers. Equity securities include common stocks and preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities. Debt securities consist primarily of foreign government obligations, but may include corporate bonds.

Selection process

The manager selects investments for either their capital appreciation or income potential, attempting to achieve a balance between equity and debt securities so that neither normally comprises more than 70%, or less than 30%, of its assets. The manager may vary its allocation, depending on the manager's assessment of current economic and market conditions.

In selecting equity securities, the manager emphasizes individual security selection, looking for:

o Above average earnings growth and return on invested capital

o Effective management, research, product development and marketing

o Competitive advantages

o Strong financial condition

In selecting debt securities, the manager considers and compares the relative yields of obligations of various developed nations. The manager looks for:

o Favorable yield, maturity, issue classification and quality characteristics

o Strong financial condition or stable or improving credit quality

o Maturities which are typically in the range of two to ten years.

By spreading the fund's investments across many international markets, the manager seeks to reduce volatility. In allocating assets among countries and regions, the factors the manager evaluates include:

o Low or decelerating inflation

o Stable governments with policies that encourage economic growth and foster investment

o Currency movements

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o Foreign stock prices decline

o Fixed income investments lose value due to an increase in market interest rates, a decline in issuer's credit rating or financial condition or a default

o Adverse governmental actions, or political, economic or market instability affects a country or region

o An unhedged currency in which a security is priced declines in value relative to the U.S. dollar

o The manager's judgment about the relative yield, value or potential appreciation of a particular securities proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency is scheduled to begin on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of the fund's European investments and present valuation problems.

The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund, making it more susceptible to negative events affecting an issuer.

Who may want to invest

The fund may be an appropriate investment if you:

o Are seeking to participate in the long-term total return potential of international markets

o Currently have exposure to U.S. stock markets and/or U.S. fixed income securities and wish to broaden your investment portfolio

o Are comfortable with the risks of foreign securities markets and the special risks of investing in lower quality and emerging market securities


International Balanced Portfolio                                             -5-

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

   [The following table was depicted as a bar graph in the printed material.]

                         % Total Return: Class A Shares

                       Calendar years ended December 31,
                      1995      1996      1997      1998
                      ----      ----      ----      ----
                     14.63      12.07    -6.47

The bar chart shows the performance of the fund's Class A shares since inception on August 25, 1994. Class B, L and Y shares would have different performance due to their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns:  Highest: xx% in __ quarter 199X;
                    Lowest:  xx% in __ quarter 199X

Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the MSCI EAFE GDP Weighted Index, an unmanaged index of foreign stocks ("EAFE Index"), and of the J.P. Morgan Global Bond Market Index ("MGBM Index"), an unmanaged index of foreign debt securities. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                                      Average Annual Total Returns
                                  Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
    Class     Inception Date   1 year    5 years     10 years    Since inception
--------------------------------------------------------------------------------
      A           8/25/94                  n/a          n/a
--------------------------------------------------------------------------------
      B          11/07/94                  n/a          n/a
--------------------------------------------------------------------------------
      L          08/25/94                  n/a          n/a
--------------------------------------------------------------------------------
      Y          02/07/96                  n/a          n/a
--------------------------------------------------------------------------------
 EAFE Index         n/a
 MGBM Index         n/a
--------------------------------------------------------------------------------

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

------------------------------------------------------------------------------------------------------------
Shareholder fees
(paid directly from your investment)                       Class A       Class B      Class L      Class Y
------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering       5.00%         None         1.00%         None
price)

Maximum deferred sales charge on redemptions (as a %        None*         5.00%        1.00%         None
of the lower of net asset value at purchase or
redemption)

------------------------------------------------------------------------------------------------------------
Annual fund operating expenses (paid by
the fund as a % of fund net assets)
------------------------------------------------------------------------------------------------------------
Management fee                                               .85%          .85%         .85%          .85%
------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                         .25%         1.00%        1.00%         None
------------------------------------------------------------------------------------------------------------
Other expenses
                                                            -----         -----        -----         -----
------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses
                                                            =====         =====        =====         =====
------------------------------------------------------------------------------------------------------------

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o You invest $10,000 in the fund for the period shown

o Your investment has a 5% return each year

o You reinvest all distributions and dividends without a sales charge

o The fund's operating expenses remain the same


--------------------------------------------------------------------------------
Number of years you own your shares      1 year    3 years    5 years   10 years
--------------------------------------------------------------------------------
Class A                                  $         $          $         $
--------------------------------------------------------------------------------
Class B                                  $         $          $         $
Assumes redemption at end of period
--------------------------------------------------------------------------------
Class B                                  $         $          $         $
Assumes no redemption
--------------------------------------------------------------------------------
Class L                                  $         $          $         $
Assumes redemption at end of period
--------------------------------------------------------------------------------
Class L                                  $         $          $         $
Assumes no redemption
--------------------------------------------------------------------------------
Class Y                                  $         $          $         $
--------------------------------------------------------------------------------


International Balanced Portfolio                                             -7-

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Debt Securities. In addition to high quality government debt securities of developed countries, the fund may invest in other types of debt securities, including non-governmental debt securities that are rated A or better at the time of purchase or, if unrated, are of comparable quality. The fund may also invest in lower quality securities that may be unrated or below investment grade or in default. These securities may be speculative and involve high risk of loss.

Derivatives and hedging techniques. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates

o As a substitute for buying or selling currencies or securities

o To enhance the fund's return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Emerging markets. The fund may invest up to 25% of assets in debt securities of emerging market governments. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commerical Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Jeffrey Russell, investment officer of Mutual Management Corp. and managing director of Salomon Smith Barney, and Denis P. Mangan, investment officer of Mutual Management Corp. and managing director of Smith Barney Global Capital Management, Inc., have been responsible for day to day management of the fund since its inception. Mr. Russell is reponsible for the fund's equity investments and Mr. Mangan is responsible for its fixed income investments.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

Distribution plans. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.


International Balanced Portfolio                                             -9-

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Factors you should consider when choosing a class include:

o How much you plan to invest

o How long you expect to own the shares

o The expenses paid by each class

o Whether you qualify for any reduction or waiver of sales charges

You may buy shares from:

o A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

Investment minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

-------------------------------------------------------------------------------------------------
                          Initial                     Additional
          ------------------------------------         ----------
            Classes A, B, L          Class Y           All Classes
-------------------------------------------------------------------------------------------------
General          $1,000               $15 million          $50
-------------------------------------------------------------------------------------------------
Individual Retirement Accounts,  $250               $15 million          $50
Self Employed Retirement Plans,
Uniform Gift to Minor Accounts
-------------------------------------------------------------------------------------------------
Qualified Retirement Plans        $25               $15 million          $25
-------------------------------------------------------------------------------------------------
Simple IRAs                       $1                   n/a               $1
-------------------------------------------------------------------------------------------------
Monthly Systematic Investment Plans   $25                   n/a              $25
-------------------------------------------------------------------------------------------------
Quarterly Systematic Investment Plans $50                   n/a              $50
-------------------------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

------------------------------------------------------------------------------------------------------------
            Class A             Class B          Class L       Class Y
------------------------------------------------------------------------------------------------------------
Key
features
o Initial sales charge o No initial sales o The initial sales o No initial or
o You may qualify      charge           charge is lower    deferred sales charge
for reduction or     o Deferred sales   than Class A        o Investing at least
waiver of initial       charge declines   o Deferred sales      $15 million
sales charge            over time           charge for only 1   o Lower annual
o Lower annual       o Convert to Class     year               expenses than the
expenses than Class     A after 8 years    o Do not convert      other classes
B and Class L           o Higher annual        to Class A
                         expenses than          o Higher annual
                          Class A                expenses than
                                                  Class A
------------------------------------------------------------------------------------------------------------
Initial sales    Up to 5.00%;      None          1.00%                 None
charge           reduced or waived
                 for large purchases
                 and certain
                 investors. No
                 charge for
                 purchases of
                 $500,000 or more
------------------------------------------------------------------------------------------------------------
Deferred     1% on purchases of    Up to 5% charged   1% if you redeem      None
sales charge     $500,000 or more if     when you redeem        within 1 year of
                 you redeem within       shares. The charge     purchase
                 1 year of purchase      is reduced over
                                         time and there is
                                         no deferred sales
                                         charge after 6 years
------------------------------------------------------------------------------------------------------------
Annual      0.25% of average    1% of average    1% of average         None
distribution   daily net assets daily net assets  daily net assets
and service
fees
------------------------------------------------------------------------------------------------------------
Exchangeable into*

Class A shares of    Class B shares of    Class L shares of    Class Y shares of
most Smith Barney    most Smith Barney     most Smith Barney   most Smith Barney
mutual funds         mutual funds            mutual  funds          mutual funds
------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


International Balanced Portfolio                                            -11-

--------------------------------------------------------------------------------
Sales charge: Class A shares
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.


--------------------------------------------------------------------------------
                                                   Sales Charge as a % of

                                               Offering            Net amount
Amount of purchase                             price (%)          invested (%)
--------------------------------------------------------------------------------
Less than $25,000                                5.00                 5.26
--------------------------------------------------------------------------------
$25,000 but less than $50,000                    4.00                 4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000                   3.50                 3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000                  3.00                 3.09
--------------------------------------------------------------------------------
$250,000 but less than $500,000                  2.00                 2.04
--------------------------------------------------------------------------------
$500,000 or more                                 -0-                  -0-
--------------------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

o by you, or

o by members of your immediate family.

and for which a sales charge was paid with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determing their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

o Employees of members of the NASD.

o 403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


International Balanced Portfolio                                            -13-

--------------------------------------------------------------------------------
Sales charge: Class B shares
--------------------------------------------------------------------------------

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
                                                                         6th and
Year after purchase        1st      2nd       3rd      4th      5th        over
--------------------------------------------------------------------------------
Deferred sales charge       5%       4%       3%        2%       1%         0%
--------------------------------------------------------------------------------

Class B conversion. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:             Shares issued:               Shares issued:
At initial                 On reinvestment of           Upon exchange from
purchase                   dividends and                another Smith Barney
                           distributions                mutual fund
--------------------------------------------------------------------------------
                         In same proportion as the    On the date the shares
                         number of Class B shares     originally acquired would
Eight years after the    converting is to total       have converted into Class
date of purchase         Class B shares you own       A shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sales charge: Class L shares
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
Sales charge: Class Y shares
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet the $15,000,000 minimum investment requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferrd sales charge on:

o Shares exchanged for shares of another Smith Barney mutual fund

o Shares representing reinvested distributions and dividends

o Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o To make payments through certain systematic withdrawal plans

o To make certain distributions from a retirement plan

o For involuntary redemptions of small account balances

o For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


International Balanced Portfolio                                            -15-

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a     You should contact your Salomon Smith Barney Financial Consultant
Salomon       or dealer representative to open a brokerage account and make
Smith         arrangements to buy shares.
Barney
Financial     If you do not provide the following information, your order will
Consultant    be rejected
or dealer
represen-        o   Class of shares to be bought
tative           o   Dollar amount or number of shares to be bought

              You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the   Qualified retirement plans and certain other investors who are
fund's        clients of the selling group are eligible to buy shares directly
transfer      from the fund.
agent
              o Write the transfer agent at the following address:

                 Smith Barney World Funds, Inc.
                     International Balanced Portfolio
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

              o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

              o For more information, call the transfer agent at 1-800-451-2010

--------------------------------------------------------------------------------
Systematic    You may authorize Salomon Smith Barney, the dealer representative
investment    or the transfer agent to transfer funds automatically from a
plan          regular bank account, cash held in a Salomon Smith Barney
              brokerage account or Smith Barney money market fund to buy shares on a regular basis.

              o Amounts transferred should be at least: $25 monthly or $50 quarterly

              o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

              For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith         You should contact your Salomon Smith Barney Financial Consultant
Barney        or dealer representative to exchange into other Smith Barney
offers a      mutual funds. Be sure to read the prospectus of the Smith Barney
distinctive   mutual fund you are exchanging into. An exchange is a taxable
family of     transaction.
mutual
funds         o You may exchange shares only for shares of the same class of
tailored to   another Smith Barney mutual fund. Not all Smith Barney funds offer
help meet     all classes.
the varying
needs of      o You must meet the minimum investment amount for each fund both large
and small     o If you hold share certificates, the transfer agent must receive
investors.    the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

              o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

--------------------------------------------------------------------------------
Waiver of     Your shares will not be subject to an initial sales charge at the
additional    time of the exchange.
sales
charges       Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------
By            If you do not have a brokerage account, you may be eligible to
telephone     exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock
              Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

              You can only make telephone exchanges between accounts that have identical registrations.

--------------------------------------------------------------------------------
By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


International Balanced Portfolio                                            -17-

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally     Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

              If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

              If the shares are held by a fiduciary or corporation, other documents may be required.

              Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

              If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                 Smith Barney World Funds, Inc.
                     International Balanced Portfolio
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

              Your written request must provide the following:

              o Your account number

              o The class of shares and the dollar amount or number of shares to be redeemed

              o Signatures of each owner exactly as the account is registered

By            If you do not have a brokerage account, you may be eligible to
telephone     redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions.
              If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

              Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic     You can arrange for the automatic redemption of a portion of your
cash          shares on a monthly or quarterly basis. To qualify you must own
withdrawal    shares of the fund with a value of at least $10,000 and each
plans         automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

              The following conditions apply:

              o Your shares must not be represented by certificates

              o All dividends and distributions must be reinvested

              For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


International Balanced Portfolio                                            -19-

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information, without which your request will not be processed.

      o Name of the fund

      o Account number

      o Class of shares being bought, exchanged or redeemed

      o Dollar amount or number of shares being bought, exchanged or redeemed

      o Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

o Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o Changed your account registration

o Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

o Suspend the offering of shares

o Waive or change minimum and additional investment amounts

o Reject any purchase or exchange order

o Change, revoke or suspend the exchange privilege

o Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances. If your account falls below $500 due to redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


International Balanced Portfolio                                            -21-

--------------------------------------------------------------------------------
Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

o Class A shares may be purchased by plans investing $1 million or more.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

      If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange after the plan is in the program 5 years.

      If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
Distributions, dividends and taxes
--------------------------------------------------------------------------------

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be from both capital gain and income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
Transaction                             Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares        Usually capital gain or loss; long-term
                                        only if shares owned more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions    Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions   Ordinary income
--------------------------------------------------------------------------------
Dividends                               Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.


International Balanced Portfolio                                            -23-

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended October 31:

---------------------------------------------------------------------------------------------
                                     1998      1997(1)     1996(1)       1995      1994(2)
---------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                           $ 13.90     $ 12.64     $ 12.20     $ 12.00
---------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income(3)                     0.18        0.26        0.35        0.07
    Net realized and
       unrealized gain (loss)                   (0.41)       1.35        0.48        0.13
---------------------------------------------------------------------------------------------
Total income (loss) from operations             (0.23)       1.61        0.83        0.20
---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                      (0.15)      (0.35)      (0.39)         --
  Capital                                       (0.20)         --          --          --
---------------------------------------------------------------------------------------------
Total distributions                             (0.35)      (0.35)      (0.39)         --
---------------------------------------------------------------------------------------------
Net asset value, end of year                  $ 13.32     $ 13.90     $ 12.64     $ 12.20
---------------------------------------------------------------------------------------------
Total return(5)                                 (1.71)%     12.89%       7.05%       1.67%(6)
---------------------------------------------------------------------------------------------
Net assets, end of year (000)'s               $11,072     $16,116     $17,667     $20,634
---------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(7)                                  1.71%       1.81%       1.62%       1.34%(8)
    Net investment income (loss)                 1.32        1.94        2.89        1.37(8)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                           197%        189%         42%          6%
---------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) For the period from August 25, 1994 (inception date) to October 31, 1994.
(3) The manager waived all or part of its fees for the period ended October 31, 1995 and the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

             Per Share Decreases to Net       Expense Ratios Without Fee
                  Investment Income           Waivers and Custody Credits
           ---------------------------------------------------------------------
               1995            1994                1995          1994
               ----            ----                ----          ----
Class A       $0.04           $0.02                1.96%        2.03%(8)

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6) Not annualized.
(7) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios of the Class A would have been 1.72% and 1.52%, respectively; members prior to October 31, 1995 have not been restated to reflect these credits.
(8) Annualized.


International Balanced Portfolio                                            -25-

For a Class B share of capital stock outstanding throughout each year ended October 31:

--------------------------------------------------------------------------------
                                       1998    1997(1)    1996(1)    1995(2)
--------------------------------------------------------------------------------
Net asset value, beginning of year             $13.90     $12.65     $12.08
--------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income(3)                     0.07       0.15       0.36
    Net realized and
      unrealized gain (loss)                    (0.41)      1.36       0.50
--------------------------------------------------------------------------------
Total income (loss) from operations             (0.34)      1.51       0.86
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                      (0.08)     (0.26)     (0.29)
  Capital                                       (0.10)        --         --
--------------------------------------------------------------------------------
Total distributions                             (0.18)     (0.26)     (0.29)
--------------------------------------------------------------------------------
Net asset value, end of year                   $13.38     $13.90     $12.65
--------------------------------------------------------------------------------
Total return(5)                                 (2.45)%    12.05%      7.33%(6)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s                $4,813     $5,258     $3,064
--------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(7)                                  2.48%      2.62%      2.49%(8)
    Net investment income (loss)                 0.53       1.14       3.11(8)
--------------------------------------------------------------------------------
Portfolio turnover rate                           197%       189%        42%
--------------------------------------------------------------------------------
(1) Per share amounts calculated using the monthly average shares method.
(2) For the period from November 7, 1994 (inception date) to October 31, 1995.
(3) The manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

                  Per Share Decreases to     Expense Ratios Without Fee
                   Net Investment Income    Waivers and Custody Credits
                ---------------------------------------------------------
                           1995                         1995
                           ----                         ----
Class B                   $0.04                       2.86%(8)

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6) Not annualized.
(7) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.53% and 2.39%(8), respectively.
(8) Annualized.

For a Class L share of capital stock outstanding throughout each year ended October 31:

-------------------------------------------------------------------------------------------
                                     1998(2)   1997(1)    1996(1)      1995     1994(3)
-------------------------------------------------------------------------------------------
Net asset value, beginning of year             $13.87     $12.63     $12.18     $12.00
-------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income(4)                     0.08       0.15       0.28       0.05
    Net realized and unrealized
    gain (loss)                                 (0.42)      1.35       0.46       0.13
-------------------------------------------------------------------------------------------
Total income (loss) from operations             (0.34)      1.50       0.74       0.18
-------------------------------------------------------------------------------------------
Less distributions from:
    Net investment income(5)                    (0.08)     (0.26)     (0.29)        --
    Capital                                     (0.10)        --         --         --
-------------------------------------------------------------------------------------------
Total distributions                             (0.18)     (0.26)     (0.29)        --
-------------------------------------------------------------------------------------------
Net assets value, end of year                  $13.35     $13.87     $12.63     $12.18
-------------------------------------------------------------------------------------------
Total return(6)                                 (2.46)%    11.99%      6.29%      1.50%(7)
-------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                $3,642     $4,869     $4,317     $4,310
-------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(8)                                  2.51%      2.62%      2.37%      2.03%(9)
    Net investment income                        0.60       1.14       2.33       0.79(9)
-------------------------------------------------------------------------------------------
Portfolio turnover rate                           197%       189%        42%         6%
-------------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class B shares were called Class B shares.
(3) For the period from August 25, 1994 (inception date) to October 31, 1994.
(4) The manager waived all or part of its fees for the period ended October 31, 1995 and the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

               Per Share Decreases to Net     Expense Ratios Without Fee
                    Investment Income        Waivers and Custody Credits
            ----------------------------------------------------------------
                 1995        1994                 1995         1994
                 ----        ----                 ----         ----
Class L         $0.04       $0.02                 2.71%      2.74%(9)

(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) Total return does not reflect any applicable sales loads or deferred sales charges
(7)  Not annualized
(8) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 2.53% and 2.27%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(9) Annualized.


International Balanced Portfolio                                            -27-

For a Class Y share of capital stock outstanding throughout each year ended October 31:

--------------------------------------------------------------------------------
                                     1998       1997(1)     1996(1)(2)
--------------------------------------------------------------------------------
Net asset value, beginning of                  $ 13.93     $ 13.15
year
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income                          0.25        0.32
   Net realized and unrealized
      gain (loss)                                (0.42)      (0.75)
--------------------------------------------------------------------------------
Total income (loss) from                         (0.17)       1.07
operations
--------------------------------------------------------------------------------
Less distributions from:
    Net investment income(3)                     (0.18)      (0.29)
    Capital                                      (0.23)         --
--------------------------------------------------------------------------------
Total distributions                              (0.41)      (0.29)
--------------------------------------------------------------------------------
Net asset value, end of year                   $ 13.35     $ 13.93
--------------------------------------------------------------------------------
Total return                                     (1.28)%      8.21%(4)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s                $42,380     $19,387
--------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(5)                                   1.24%       1.21%(6)
    Net investment income (loss)                  1.83        2.55(6)
--------------------------------------------------------------------------------
Portfolio turnover rate                            197%        189%
--------------------------------------------------------------------------------
(1)   Per share amounts calculated using the monthly average shares method.
(2)   For the period from February 7, 1996 (inception date) to October 31, 1996.
(3) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(4)   Not annualized.
(5) During the years ended October 31, 1996, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 1.12%(6). Figures before October 31, 1996 have not been restated to reflect these credits.
(6)   Annualized.

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

International Balanced Portfolio

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)
[FD00000 2/99]

----------------------------
[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.
----------------------------



PROSPECTUS                      SMITH BARNEY
                                MUTUAL FUNDS
--------------------------------------------------------------------------------

February 28, 1999             EUROPEAN PORTFOLIO

                          Class A, B, L and Y Shares



The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
                                   CONTENTS
--------------------------------------------------------------------------------

Smith Barney Mutual Funds offers a distinctive family of fund choices tailored to help meet the varying needs of large and small investors. Currently, Smith Barney Mutual Funds offers more than 60 individual funds with assets of more than $xx billion.


Fund goal and strategies...................................................  4

More on the fund's investments.............................................  8

Management.................................................................  9

Choosing a class of shares to buy.......................................... 10

Comparing the fund's classes............................................... 11

Sales charges.............................................................. 12

More about deferred sales charges.......................................... 15

Buying shares.............................................................. 16

Exchanging shares.......................................................... 17

Redeeming shares........................................................... 18

Other things to know about
  share transactions....................................................... 20

Smith Barney 401(k) and ExecChoice
  programs................................................................. 22

Dividends, distributions and
  taxes.................................................................... 23

Share price................................................................ 24

Financial highlights....................................................... 24




You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

European Portfolio

--------------------------------------------------------------------------------
FUND GOAL AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The fund seeks long term capital appreciation by investing in equity securities of European issuers.

KEY INVESTMENTS
The fund invests primarily in equity securities of companies based in Western Europe and may also invest in the emerging markets of Eastern Europe. Equity securities include common and preferred stocks, debt securities convertible into equity securities, depositary receipts and warrants and rights relating to equity securities.

SELECTION PROCESS
The manager emphasizes individual security selection while allocating the fund's investments among European countries. Companies in which the fund invests may have large, mid-sized or small market capitalizations and may operate in any market sector. Depending on the manager's assessment of long-term growth potential, the fund's emphasis among European markets and issuers may vary.

In selecting individual companies for investment, the manager looks for the following:

 .  Above average earnings growth
 .  High relative return on invested capital
 .  Experienced and effective management
 .  Effective research, product development and marketing
 .  Competitive advantages
 .  Strong financial condition
 . Favorable trends experienced by certain U.S. companies that are likely to spread to comparable European companies
 .  Increasing market share

By spreading the fund's investments across several European markets, the manager seeks to reduce volatility compared to investments in a single country. In allocating assets among countries, the economic and political factors the manager evaluates include:

 .  Interest rates and low or decelerating inflation
 . Stable governments with policies toward business that encourage economic growth and foster development of securities markets
 .  Currency stability

PRINCIPAL RISKS OF INVESTING IN THE FUND
While investing in European securities can bring added benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because of the following:

 .  European stock prices decline
 . Adverse governmental action, or political, economic or market instability affects one or more European countries
 . The currency in which a security is priced declines in value relative to the U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Economic and Monetary Union (EMU) and the introduction of a single European currency, which is scheduled to begin on January 1, 1999, may increase the volatility of European markets and present valuation problems for the fund. EMU will mean sharing a single currency and official interest rate and adhering to limits on government borrowing. Budgetary decisions will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions.

Certain European countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some European countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in the emerging markets of Eastern Europe are substantially greater than investing in the more developed markets of Western Europe.

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:
 . Are seeking to participate in the long term growth potential of European markets
 . Currently have exposure to U.S. stock markets and wish to broaden the diversification of your investment portfolio
 . Are comfortable with the risks of the stock market and the special risks of concentrating in European securities


European Portfolio

TOTAL RETURN
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                                   BAR CHART

                       Calendar years ended December 31

                     1995            1996            1997
                     ----            ----            ----

                     17.23           29.12           1.78


The bar chart shows the performance of the fund's Class A shares since inception on February 7, 1994. Class B, L and Y shares would have different performance due to their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X

COMPARATIVE PERFORMANCE
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the MSCI European Market Index ("MSCI Index"), an unmanaged index of foreign stocks.
This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS
                                CALENDAR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
    Class      Inception Date  1 year  5 years  10 years  Since inception
     A         02/07/94                  n/a      n/a
     B         11/07/94                  n/a      n/a
     L         02/14/94                  n/a      n/a
     Y         xx/xx/98                  n/a      n/a
MSCI Index       n/a

                               FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

-----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)
Class A   Class B   Class L   Class Y
-----------------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering price)
5.00%   None        1.00%   None

Maximum deferred sales charge on redemptions (as a % of the
lower of net asset value at purchase or redemption)
None*   5.00%       1.00%   None

ANNUAL FUND OPERATING EXPENSES (paid by the fund as a % of fund net assets)

Management fee
 .85%     .85%        .85%   .85%

Distribution and service (12b-1) fee
 .25%    1.00%       1.00%   None

Other expenses
----    ----        ----    ----

Total annual fund operating expenses
 ====    ====        ====    ====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase you will pay a deferred sales charge of 1.00%.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . The fund's operating expenses remain the same

-----------------------------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWN YOUR SHARES     1 YEAR          3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------
Class A                                $                $               $               $

Class B                                $                $               $               $
Assumes redemption at end of period

Class B                                $                $               $               $
Assumes no redemption

Class L                                $                $               $               $
Assumes redemption at end of period

Class L                                $                $               $               $
Assumes no redemption

Class Y                                $                $               $               $

European Portfolio

--------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

DEBT AND OTHER SECURITIES. The fund intends to be fully invested in equity securities. However, for cash management purposes, the fund may invest in debt securities of U.S. and foreign corporate and governmental issuers or other securities. Debt securities may be of any maturity, duration or credit quality and may pay fixed or variable rates of principal and interest. The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest. These risks are more severe for debt securities rated below investment grade.

CURRENCY TRANSACTIONS.  The fund may enter into transactions to   buy or sell
currencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

 .  Settle transactions in securities quoted in foreign currencies
 . Hedge against the economic impact of adverse changes in the value of the U.S. dollar

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

MANAGER. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Rein van der Does, investment officer of Mutual Management Corp. and managing director of Salomon Smith Barney, has been responsible for day-to-day management of the fund since inception. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

MANAGEMENT FEE. For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.


European Portfolio

--------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Factors you should consider when choosing a class include:

 .  How much you plan to invest
 .  How long you expect to own the shares
 .  The expenses paid by each class
 .  Whether you qualify for any reduction or waiver of sales charges

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                               INITIAL                          ADDITIONAL
                     ------------------------------            ---------------
                         CLASSES A, B, L    CLASS Y                 ALL CLASSES

General                    $1,000          $15 million                 $50

Individual Retirement Accounts, $  250      $15 million                $50
Self Employed Retirement Plans,
Uniform Gift to Minor Accounts

Qualified Retirement Plans      $ 25         $15 million               $25

Simple IRAs                   $    1          n/a                      $ 1

Monthly Systematic Investment Plans$25         n/a                     $25

Quarterly Systematic Investment Plans$50       n/a                    $50
---------------------------------------  --------------  --------------            ---------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
COMPARING THE FUND'S CLASSES
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

CLASS A             CLASS B                 CLASS L                  CLASS Y
KEY FEATURES

 .Initial sales charge .No initial sales .The initial sales    .No initial or
 .You may qualify for     charge      charge is lower than  deferred sales charge
reduction or waiver of .Deferred sales     Class A         .Investing at least
initial sales charge   charge declines over .Deferred sales      $15 million
 .Lower annual             time               charge for only 1  .Lower annual
expenses than Class B  .Convert to Class A    year       expenses than the other
and Class L                after 8 years    . Do not convert to        classes
                      .Higher annual          Class A
                      expenses than Class A  .Higher annual
                                              expenses than Class A


INITIAL SALES CHARGE

Up to 5.00%; reduced           None               1.00%              None
or waived for large
purchases and certain
investors.  No charge
for purchases of
$500,000 or more

DEFERRED SALES CHARGE

1% on  purchases of     Up to 5% charged      1% if you redeem         None
$500,000 or more if     when you redeem            within 1 year of
you redeem within         shares.The charge is     purchase
1 year of purchase        reduced over time
                           and there is no
                         deferred sales charge
                            after 6 years


ANNUAL DISTRIBUTION AND SERVICE
FEES

0.25% of average daily    1% of average daily   1% of average daily      None
net assets                net assets                 net assets

EXCHANGEABLE INTO*

Class A shares of most Class B shares of  Class L shares of Class Y shares of
Smith Barney mutual    most Smith Barney  most Smith Barney    most Smith Barney
funds                   mutual funds       mutual funds          mutual funds
-------------------    ----------------------    --------------------       --------------------     ----------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

European Portfolio

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS A SHARES
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.


                                     SALES CHARGE AS A % OF

                                    OFFERING     NET AMOUNT
AMOUNT OF PURCHASE                  PRICE (%)   INVESTED (%)
Less than $25,000                       5.00           5.26
$25,000 but less than $50,000           4.00           4.17
$50,000 but less than $100,000          3.50           3.63
$100,000 but less than $250,000         3.00           3.09
$250,000 but less than $500,000         2.00           2.04
$500,000 or more                         -0-            -0-


INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family.

and for which a sales charge was paid with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD.

 .  403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

European Portfolio

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS B SHARES
--------------------------------------------------------------------------------

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

----------------------------------------------------------------
                                                         6th and
YEAR AFTER PURCHASE        1ST   2nd   3rd   4th   5th    over
----------------------------------------------------------------
DEFERRED SALES CHARGE       5%    4%    3%    2%    1%    0%
----------------------------------------------------------------

CLASS B CONVERSION. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

SHARES ISSUED:                   SHARES ISSUED:                  SHARES ISSUED:
AT INITIAL                    ON REINVESTMENT OF             UPON EXCHANGE FROM
PURCHASE                         DIVIDENDS AND              ANOTHER SMITH BARNEY
                                 DISTRIBUTIONS                     MUTUAL FUND
-------------------------------------------------------------------------------------------
Eight years after the       In same proportion as the    On the date the shares
date of purchase           number of Class B shares           originally
                   converting is to total Class B  acquired would have converted
                            shares you own                  into Class A shares
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS L SHARES
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS Y SHARES
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet the $15,000,000 minimum investment requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
MORE ABOUT DEFERRED SALES CHARGES
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney mutual fund . Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

 .  To make payments through certain systematic withdrawal plans
 .  To make certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


European Portfolio

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------
Through a    You should contact your Salomon Smith Barney Financial Consultant
Salomon        dealer representative to open a brokerage account and make
Smith           arrangements to buy shares.
Barney
Financial      If you do not provide the following information, your order will
Consultant         will be rejected.
or dealer      .   Class of shares to be bought
represen-      .   Dollar amount or number of shares to be bought
tative
               You should pay for your shares through your brokerage
account no later than the third business day after you place your order.
Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
-----------------------------------------------------------------------

Through the
Fund's transfer agent
Qualified retirement plans and certain other investors who are clients of the selling group are eligible to buy shares directly from the fund.

          .  Write the transfer agent at the following address:

                Smith Barney World Funds, Inc.
                European Portfolio
                (Specify class of shares)
                c/o First Data Investor Services Group, Inc.
                P.O. box 5128
                Westborough, Massachusetts 01581-5128

               . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

 .  For more information, call the transfer agent at 1-800-451-2010
------------------------------------------------------------------------

Systematic Investment Plan

You may authorize Salomon Smith Barney, the dealer representative or the transfer agent to transfer funds automatically from a regular bank account, cash held in a salomon smith barney brokerage account or smith barney money market fund to buy shares on a regular basis.

 .  Amounts transferred should be at least:  $25 monthly or $50 quarterly

 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

   For more information, contact your Salomon Smith Barney Financial
   Consultant, dealer representative or the transfer agent or consult the SAI.


--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

 Smith      You should contact your Salomon Smith Barney Financial Consultant or
 Barney  dealer representative to exchange into other Smith Barney mutual funds
 offers a       Be sure to read the prospectus of the Smith Barney mutual fund
 distinctive    you are exchanging into.  An exchange is a taxable transaction.
 family of
 mutual         .  You may exchange shares only for shares of the same class of
 funds        another Smith Barney mutual fund.  Not all Smith Barney funds
 tailored to        offer all classes.
 help meet      .  You must meet the minimum investment amount for each fund the varying
 needs of       .  If you hold share certificates, the transfer agent must
 both large   receive the certificates endorsed for transfer or with signed
 and small     stock powers before the exchange is effective.
 investors.
              .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

------------------------------------------------------------------------
 Waiver of additional
 sales
 charges

 Your shares will not be subject to an initial sales charge at the time of the exchange. Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into to a fund with a lower charge, the sales charge will not be reduced.

------------------------------------------------------------------------
 By  telephone
If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the new york stock exchange is open.  Call the transfer agent at
1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

You can only make telephone exchanges between accounts that have identical registrations.

-----------------------------------------------------------------------
 By mail
If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.



European Portfolio

--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------

Generally      Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                Smith Barney World Funds, Inc.
                European Portfolio
                (Specify class of shares)
                c/o First Data Investor Services Group, Inc.
                P.O. Box 5128
                Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               . Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               .  Signatures of each owner exactly as the account is registered


 By  telephone
If you do not have a brokerage account, you may be eligible to redeem shares
(except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the new york stock exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------
 Automatic cash withdrawal plans
You can arrange for the automatic redemption of a portion of your shares on a cash monthly or quarterly basis.  To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50.

 If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

               The following conditions apply:

               .  Your shares must not be represented by certificates

               .  All dividends and distributions must be reinvested

               For more information, contact your Salomon Smith Barney Financial consultant or dealer representative or consult the SAI.

European Portfolio

--------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information, without which your request will not be processed.

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

SMALL ACCOUNT BALANCES. If your account falls below $500 due to redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

European Portfolio

--------------------------------------------------------------------------------
SMITH BARNEY 401(K) AND EXECCHOICE(SM) PROGRAMS
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing $1 million or more.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

  If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
DISTRIBUTIONS, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

TRANSACTION                              FEDERAL TAX STATUS

Redemption or exchange of shares         Usually capital gain or loss;
                                         long-term only
                                         if shares owned more than one year

Long-term capital gain distributions     Long-term capital gain

Short-term capital gain distributions    Ordinary income

Dividends                                Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.

European Portfolio

--------------------------------------------------------------------------------
SHARE PRICE
--------------------------------------------------------------------------------

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A Share of capital stock outstanding throughout each year ended October 31:

                                        1998   1997(1)      1996      1995        1994(2)
------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                           $ 17.25     $ 14.67   $ 12.88        $ 12.50
------------------------------------------------------------------------------------------
Income (loss) from
  operations:
    Net investment income (loss)(3)             (0.08)      (0.08)     0.07          (0.11)
    Net realized and unrealized gain             2.22        2.79      1.72           0.49
------------------------------------------------------------------------------------------
Total income from operations                     2.14        2.71      1.79           0.38
------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                         --       (0.09)       --             --
  Net realized gains                            (1.16)      (0.04)       --             --
------------------------------------------------------------------------------------------
Total distributions                             (1.16)      (0.13)       --             --
------------------------------------------------------------------------------------------
Net asset value, end of year                  $ 18.23     $ 17.25   $ 14.67        $ 12.88
------------------------------------------------------------------------------------------
Total return(5)                                 12.88%      18.65%    13.90%          3.04%/(6)/
------------------------------------------------------------------------------------------
Net assets, end of year (000)'s               $14,118     $10,528   $11,870        $ 5,189
------------------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses(7)                                  1.80%       1.85%     2.06%          1.34%/(8)/
    Net investment income (loss)                (0.42)      (0.49)     0.51          (1.12)/(8)/
------------------------------------------------------------------------------------------
Portfolio turnover rate                            28%         39%       34%            21%
------------------------------------------------------------------------------------------

(1)  Per share amounts calculated using the monthly average shares method.
(2)  For the period from February 7, 1994 (inception date) to October 31, 1994.
(3) The manager waived all or part of its fees for the period ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the fund for $10,344 of the fund's expenses for the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:


                                                Expense Ratios Without Fee
                        Per Share Decreases to    Waivers and
                        Net Investment Income     Custody credits
                        ----------------------------------------------------
                        1995         1994          1995           1994

            Class A    $0.01        $0.10          2.09%          2.37%(8)


(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6)  Not annualized.
(7) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.82% and 2.02%, respectively; members prior to October 31, 1995 have not been restated to reflect these credits.
(8)  Annualized.


European Portfolio

For a Class B Share of capital stock outstanding throughout each year ended October 31:

                                       1998   1997(1)      1996        1995(2)
-------------------------------------------------------------------------------
Net asset value, beginning of year           $ 17.09     $ 14.56        $ 12.62
-------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)(3)            (0.20)      (0.20)          0.02
    Net realized and                            2.19        2.77           1.92
      unrealized gain (loss)
-------------------------------------------------------------------------------
Total income (loss) from operations             1.99        2.57           1.94
-------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                        --          --             --
  Net realized gains                           (1.16)      (0.04)            --
-------------------------------------------------------------------------------
Total distributions                            (1.16)      (0.04)            --
-------------------------------------------------------------------------------
Net asset value, end of year                 $ 17.92     $ 17.09        $ 14.56
-------------------------------------------------------------------------------
Total return(5)                                12.08%      17.72%         15.37%/(6)/
-------------------------------------------------------------------------------
Net assets, end of year (000)'s              $29,221     $26,384       $ 24,825
-------------------------------------------------------------------------------
ratios to average
  Net assets:
    Expenses(7)                                 2.52%       2.59%          3.31%/(8)/
    Net investment income (loss)               (1.13)      (1.22)          0.26/(8)/
-------------------------------------------------------------------------------
Portfolio turnover rate                           28%         39%            34%
-------------------------------------------------------------------------------

(1)  Per share amounts calculated using the monthly average shares method.
(2)  For the period from November 7, 1994 (inception date) to October 31, 1995.
(3) The manager waived all or part of its fees for the period ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager agreed to reimburse the fund for $10,344 of the fund's expenses for the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

                                                Expense Ratios Without
                        Per Share Decreases to    Fee Waivers and
                        Net Investment Income     and Custody Credits
                        ---------------------------------------------------
                        1995         1994          1995            1994

            Class B    $0.00          --           3.35%(8)          --


(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6)  Not annualized.
(7) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.56% and 3.26%(8), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(8)  Annualized.

For a Class L Share of capital stock outstanding throughout each year ended October 31:


                                        1998(2)   1997(1)    1996     1995(2)       1994(3)
--------------------------------------------------------------------------------------------
Net asset value, beginning of  year              $17.04     $14.51   $12.83          $ 12.48
--------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)(4)               (0.21)     (0.14)   (0.08)           (0.16)
    Net realized and unrealized gain               2.19       2.71     1.76             0.51
--------------------------------------------------------------------------------------------
Total income from operations                       1.98       2.57     1.68             0.35
--------------------------------------------------------------------------------------------
Less distributions from:
    Net realized gains(5)                         (1.16)     (0.04)      --               --
--------------------------------------------------------------------------------------------
Total distributions                               (1.16)     (0.04)      --               --
--------------------------------------------------------------------------------------------
Net assets value, end of year                    $17.86     $17.04   $14.51          $ 12.83
--------------------------------------------------------------------------------------------
Total return(6)                                   12.06%     17.78%   13.09%            2.80%/(7)/
--------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                  $3,110     $2,011   $1,311          $ 1,607
--------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(8)                                    2.54%      2.52%    2.51%            2.02%/(9)/
    Net investment income  (loss)                 (1.18)     (1.17)   (0.64)           (1.60)/(9)/
--------------------------------------------------------------------------------------------
portfolio turnover rate                              28%        39%      34%              21%
--------------------------------------------------------------------------------------------

(1)  Per share amounts calculated using the monthly average shares method.
(2) Prior to June 12, 1998, Class L shares were called Class C shares. Prior to November 7, 1994, Class C shares were called Class B shares.
(3)  For the period from February 14, 1994 (inception date) to October 31, 1994.
(4) The manager waived all or part of its fees for the period ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager agreed to reimburse the fund for $10,344 of the fund's expenses for the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:


                                                Expense Ratios Without
                        Per Share Decreases to   Fee Waivers and
                        Net Investment Income    Custody Credits
                        -------------------------------------------------
                        1995          1994         1995          1994

            Class L    $0.01         $0.10         2.54%         3.07%(9)


(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) Total return does not reflect any applicable sales loads or deferred sales charges
(7)  Not annualized
(8) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 2.50% and 2.48%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(9)  Annualized.


European Portfolio

SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

EUROPEAN PORTFOLIO

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, the dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE.  Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)




------------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
------------------------


PROSPECTUS                        SMITH BARNEY
                                  MUTUAL FUNDS

--------------------------------------------------------------------------------

February 28, 1999               PACIFIC PORTFOLIO

                                Class A, B, L and Y Shares



The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

================================================================================
                                   CONTENTS
================================================================================

Smith Barney Mutual Funds offers a distinctive family of fund choices tailored to help meet the varying needs of large and small investors. Currently, Smith Barney Mutual Funds offers more than 60 individual funds with assets of more than $xx billion.

Fund goal and strategies......................................................4

More on the fund's investments................................................8

Management....................................................................9

Choosing a class of shares to buy............................................10

Comparing the fund's classes.................................................11

Sales charges................................................................12

More about deferred sales charges............................................15

Buying shares................................................................16

Exchanging shares............................................................17

Redeeming shares.............................................................18

Other things to know about
  share transactions.........................................................20

Smith Barney 401(k) and ExecChoice
  programs...................................................................22

Dividends, distributions and
  taxes......................................................................23

Share price..................................................................24

Financial highlights.........................................................24


You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Pacific Portfolio                                                             1

--------------------------------------------------------------------------------
Fund goal and strategies
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.

KEY INVESTMENTS
The fund invests primarily in equity securities of companies in the Asia Pacific region. Equity securities include exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities.

SELECTION PROCESS
The manager emphasizes individual security selection while allocating the fund's investments among companies in the Asia Pacific region. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Depending on the manager's assessment of long-term growth potential, the fund's emphasis among Asia Pacific region markets and issuers may vary.

In selecting individual companies for investment, the manager looks for:

 .  Above average earnings growth
 .  High relative return on invested capital
 .  Experienced and effective management
 . Competitive advantages, such as high market share or special licenses and patents
 .  Strong financial condition

The economic and political factors the manager evaluates include:

 . Inflationary trends which create a favorable environment for securities markets
 . Governmental policies toward business affecting economic growth and securities markets
 .  Currency movements
 .  Monetary and fiscal trends

PRINCIPAL RISKS OF INVESTING IN THE FUND
While investing in Asia Pacific region securities can bring added benefits it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices of securities in the Asia Pacific region decline
 . Economic, political or social instabilities significantly disrupt the principal financial markets in the Asia Pacific region
 . Factors creating volatility in one Asia Pacific region country negatively impact values or trading in other countries in the region
 . Currency fluctuations negatively impact the fund's portfolio
 . The government of one or more countries in the region imposes restrictions on currency conversion or trading
 . The economies in the Asia Pacific region grow at a slow rate or experience a downturn or recession
 . In changing markets the fund may not be able to sell desired amounts of securities at reasonable prices
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many Asia Pacific region countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some Asia Pacific countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. These risks are considered greater in the case of those Asia Pacific countries that are emerging markets. To the extent the fund concentrates its investments in one or more countries due to their large market capitalization in the Asia Pacific region, such as Japan, the fund will be subject to greater risks than if its assets were not so concentrated.

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 . Are an aggressive investor seeking to participate in the long term growth potential of the Asia Pacific markets
 . Currently have exposure to U.S. or other foreign stock markets and wish to broaden your investment portfolio by adding Asia Pacific region stocks that may not move in tandem with U.S. stocks
 . Are comfortable with the risks of the foreign stock markets and the special risks of concentrating investments in Asia Pacific region securities and investing in emerging market securities


Pacific Portfolio                                                             3

TOTAL RETURN
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                                   BAR CHART

                       Calendar years ended December 31

       1995     1996     1997
      ------   ------   ------
      -10.68     3.49   -29.52

The bar chart shows the performance of the fund's Class A since inception on February 7, 1994. Class B, L and Y shares would have different performance due to their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;
Lowest:   xx% in ___ quarter 199X

COMPARATIVE PERFORMANCE
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the MSCI All Country Asia Pacific Index ("MSCI Index"), an unmanaged index of foreign stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

-----------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURNS
                                             CALENDAR YEARS ENDED DECEMBER 31, 1998
-----------------------------------------------------------------------------------
  Class           Inception Date    1 year        5 years      10 years      Since inception
    A                02/07/94                       n/a          n/a
    B                11/07/94                       n/a          n/a
    L                02/11/94                       n/a          n/a
    Y                xx/xx/98                       n/a          n/a
  MSCI Index           n/a

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

===============================================================================================================
SHAREHOLDER FEES
(paid directly from your investment)
Class A    Class B    Class L     Class Y
===============================================================================================================
Maximum sales charge on purchases (as a % of offering price)
5.00%       None      1.00%        None

Maximum deferred sales charge on redemptions (as a % of the
lower of net asset value at purchase or redemption)
None*      5.00%      1.00%        None

Annual fund operating expenses (paid-by the fund as a % of fund net assets)

Management fee
 .85%       .85%       .85%        .85%

Distribution and service (12b-1) fee
 .25%      1.00%      1.00%        None
Other expenses
---        ---          ---      ---
Total fund operating expenses

===        ===        ===          ===

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase you will pay a deferred sales charge of 1.00%.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . The fund's operating expenses remain the same

-----------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWN YOUR SHARES     1 YEAR      3 YEARS     5 YEARS    10 YEARS
-----------------------------------------------------------------------------------
Class A                                 $           $           $          $

Class B                                 $           $           $          $
Assumes redemption at end of period

Class B                                 $           $           $          $
Assumes no redemption

Class L                                 $           $           $          $
Assumes redemption at end of period

Class L                                 $           $           $          $
Assumes no redemption

Class Y                                 $           $           $          $

Pacific Portfolio                                                            5

--------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

ASIA PACIFIC REGION. The Asia Pacific Region currently includes Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. The manager considers a company to be in the Asia Pacific Region if its securities trade on exchanges in the Asia Pacific Region, it generates at least half of its revenue from the Asia Pacific Region or it is organized under the laws of an Asia Pacific Region country.

DEBT AND OTHER SECURITIES. The fund intends to be fully invested in equity securities. However, for cash management purposes, the fund may invest in investment grade debt securities of U.S. and foreign corporate and governmental issuers or other securities. Debt securities may be of any maturity or duration and may pay fixed or variable rates of principal and interest. The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest.

CURRENCY TRANSACTIONS. The fund may enter into transactions to buy or sell currencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

 . Settle transactions in securities quoted in foreign currencies

 . Hedge against the economic impact of adverse changes in the value of the U.S. dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

IMPACT OF HIGH PORTFOLIO TURNOVER. The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

MANAGER. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

David S. Ishibashi, investment officer of Mutual Management Corp. and vice president of Salomon Smith Barney, and Scott Kalb, investment officer of Mutual Management Corp. and managing director of Salomon Smith Barney, have been responsible for day to day management of the fund since October 1996. Maurits E. Edersheim, head of Salomon Smith Barney's international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

MANAGEMENT FEE. For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.

Pacific Portfolio                                                             7

--------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Factors you should consider when choosing a class include:

 .  How much you plan to invest
 .  How long you expect to own the shares
 .  The expenses paid by each class
 .  Whether you qualify for any reduction or waiver of sales charges

You may buy shares from:

 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                  Initial                    Additional
                        ---------------------------------  -------------
                                                                All
                          Classes A, B, L     Class Y          Classes
General                        $1,000          $15 million          $50

Individual Retirement Accounts,  $250           $15 million          $50
Self Employed Retirement Plans, Uniform
Gift to Minor Accounts

Qualified Retirement Plans    $25           $15 million          $25

Simple IRAs                    $1                n/a              $1

Monthly Systematic Investment Plans $25               n/a              $25

Quarterly Systematic Investment Plans $50               n/a              $50
------------------------------------------  --------------  -----------------  -------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
COMPARING THE FUND'S CLASSES
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

Class A               Class B                Class L               Class Y
Key features

 .Initial sales charge .No initial sales  .The initial sales .No initial or
 .You may qualify            charge       charge is lower   deferred sales charge
for reduction or      .Deferred sales     than Class A     .Investing at least
waiver of initial      charge declines   .Deferred sales        $15 million
sales charge           over time        charge for only 1   . Lower annual
 .Lower annual        .Convert to            year               expenses than the
expenses than Class  Class A after 8      .Do not convert        other classes
B and Class L                years            to Class A
                   . Higher annual         . Higher annual
                     expenses than           expenses than
                        Class A                 Class A

Initial sales    Up to 5.00%   None            1.00%                   None
charge           reduced or waived
                 for large purchases
                 and certain
                 investors. No
                 charge for
                 purchases of
                 $500,000 or more

Deferred       1% on purchases of  Up to 5% charged  1% if you redeem       None
sales charge   $500,000 or more if  when you redeem  within 1 year of
               you redeem within     shares. The charge    purchase
              1 year of purchase     is reduced over
                                     time and there is
                                       no deferred sales
                                    charge after 6 years

Annual   0.25% of average       1% of average       1% of average           None
distribution daily net assets daily net assets       daily net assets
and service
fees

Exchangeable into*
Class A shares of   Class B shares of    Class L shares of    Class Y shares of
most Smith Barney   most Smith Barney    most Smith           most Smith Barney
mutual funds        mutual funds            Barney mutual        mutual funds
                                             funds
----------------------  ---------------------------  ----------------------  ----------------------  ---------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.




Pacific Portfolio                                                             9

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS A SHARES
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

                                                  SALES CHARGE AS A % OF

                                               OFFERING         NET AMOUNT
AMOUNT OF PURCHASE                            PRICE (%)        INVESTED (%)
Less than $25,000                                5.00              5.26
$25,000 but less than $50,000                    4.00              4.17
$50,000 but less than $100,000                   3.50              3.63
$100,000 but less than $250,000                  3.00              3.09
$250,000 but less than $500,000                  2.00              2.04
$500,000 or more                                 -0-               -0-

INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family.

and for which a sales charge was paid with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

  . Employees of members of the NASD.

  . 403(b) or 401(k) retirement plans, if certain conditions are met

  . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

  . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Pacific Portfolio                                                            11

================================================================================
SALES CHARGE:  CLASS B SHARES
================================================================================

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

-----------------------------------------------------------
                                                    6th and
Year after purchase     1st   2nd   3rd   4th   5th  over
-----------------------------------------------------------
Deferred sales charge   5%     4%   3%     2%   1%    0%
-----------------------------------------------------------

CLASS B CONVERSION. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:              Shares issued:                    Shares issued:
At initial                  On reinvestment of                Upon exchange from
purchase                    dividends and                  another Smith Barney
                            distributions                     mutual fund
------------------------------------------------------------------------------

Eight years after  In same proportion as the   On the date the shares originally
the date of purchase  number of Class B shares    acquired would have converted
                        converting is to total     into Class A shares
                        Class B shares you own

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS L SHARES
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS Y SHARES
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet the $15,000,000 minimum investment requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
MORE ABOUT DEFERRED SALES CHARGES
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney mutual fund . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 . To make payments through certain systematic withdrawal plans
 . To make certain distributions from a retirement plan
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Pacific Portfolio                                                           13

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------
Through a         You should contact your Salomon Smith Barney Financial
Salomon           Consultant or dealer representative to open a brokerage
Smith             account and make arrangements to buy shares.
Barney
Financial         If you do not provide the following information, your order
Consultant        will be rejected
or dealer
represen-            .  Class of shares to be bought
tative               .  Dollar amount or number of shares to be bought

                  You should pay for your shares through your brokerage account no later than the third business day after you place your
                  order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

Through the       Qualified retirement plans and certain other investors who
fund's            are clients of the selling group are eligible to buy shares
transfer          directly from the fund.
agent
                  .  Write the transfer agent at the following address:

                     Smith Barney World Funds, Inc.
                         Pacific Portfolio
                     (Specify class of shares)
                     c/o First Data Investor Services Group, Inc.
                     P.O. Box 5128
                     Westborough, Massachusetts 01581-5128


                  . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                  .  For more information, call the transfer agent at
                  1-800-451-2010
--------------------------------------------------------------------------------

Systematic        You may authorize Salomon Smith Barney, the dealer
investment        representative or the transfer agent to transfer funds
plan              automatically from a regular bank account, cash held in a
                  Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                  . Amounts transferred should be at least: $25 monthly or $50 quarterly

                  . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                  For more information, contact your Salomon Smith Barney
                  Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

Smith            You should contact your Salomon Smith Barney Financial
Barney           Consultant or dealer representative to exchange into other
offers a         Smith Barney mutual funds.  Be sure to read the prospectus of
distinctive      the Smith Barney mutual fund you are exchanging into.
family of        An exchange is a taxable transaction.
mutual
funds            .  You may exchange shares only for shares of the same
tailored to      class of another Smith Barney mutual fund.  Not all Smith
help meet        Barney funds offer all classes.
the varying
needs of         .  You must meet the minimum investment amount for each fund both large
and small        .  If you hold share certificates, the transfer agent must
investors.       receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

--------------------------------------------------------------------------------
Waiver of        Your shares will not be subject to an initial sales charge at
additional       the time of the exchange.
sales
charges          Your deferred sales charge (if any) will continue to be
                 measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

By               If you do not have a brokerage account, you may be eligible
telephone        to exchange shares through the transfer agent. You must
                 complete an authorization form to authorize telephone
                 transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
                 (Eastern time).

                 You can only make telephone exchanges between accounts that have identical registrations.
--------------------------------------------------------------------------------
By mail          If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Pacific Portfolio                                                             15

--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------

Generally        Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                    Smith Barney World Funds, Inc.
                        Pacific Portfolio
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .  Your account number

                 . The class of shares and the dollar amount or number of shares to be redeemed

                 . Signatures of each owner exactly as the account is registered

By               If you do not have a brokerage account, you may be eligible
telephone        to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------

Automatic        You can arrange for the automatic redemption of a portion of
cash             your shares on a monthly or quarterly basis.  To qualify you
withdrawal       must own shares of the fund with a value of at least $10,000
plans            and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .  Your shares must not be represented by certificates

                 .  All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information, without which your request will not be processed.

         . Name of the fund
         . Account number
         . Class of shares being bought, exchanged or redeemed
         . Dollar amount or number of shares being bought, exchanged or redeemed
         . Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 . Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 . Changed your account registration

 . Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares

 . Waive or change minimum and additional investment amounts

 . Reject any purchase or exchange order

 . Change, revoke or suspend the exchange privilege

 . Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

SMALL ACCOUNT BALANCES. If your account falls below $500 due to redemption of fund shares, the fund may ask you to bring your account up $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Pacific Portfolio                                                             19

--------------------------------------------------------------------------------
SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 . Class A shares may be purchased by plans investing $1 million or more.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

          If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange after the plan is in the program 5 years.

          If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
DISTRIBUTIONS, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

Transaction                              Federal tax status

Redemption or exchange of shares         Usually capital gain or loss;
                                         long-term only if
                                         shares owned more than one year

Long-term capital gain distributions     Long-term capital gain

Short-term capital gain distributions    Ordinary income

Dividends                                Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.


Pacific Portfolio                                                             21

--------------------------------------------------------------------------------
SHARE PRICE
--------------------------------------------------------------------------------

You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended October 31:

---------------------------------------------------------------------------------------------
                                            1998     1997      1996(1)    1995      1994(2)
---------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $10.18    $10.07     $12.92    $12.50
---------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)(3)
    Net realized and unrealized gain                (0.17)    (0.14)     (0.01)    (0.07)
    (loss)                                          (1.55)     0.25      (2.84)     0.49
---------------------------------------------------------------------------------------------
Total income (loss) from operations                 (1.72)     0.11      (2.85)     0.42
---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)
---------------------------------------------------------------------------------------------
Total distributions
---------------------------------------------------------------------------------------------
Net asset value, end of year                        $8.46    $10.18     $10.07    $12.92
---------------------------------------------------------------------------------------------
Total return(5)                                    (16.90)%    1.09%    (22.06)%    3.36%(6)
---------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                    $4,750    $4,929     $4,409    $7,538
---------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(7)                                      3.37%     2.64%      1.97%     1.51%(8)
    Net investment income (loss)                    (2.36)    (1.38)     (0.71)    (0.82)(8)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                              154%       86%        31%        6%
---------------------------------------------------------------------------------------------

(1)  Per share amounts calculated using the monthly average shares method.
(2)  For the period from February 7, 1994 (inception date) to October 31, 1994.
(3) The manager waived all or part of its fees for the period ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Pacific Portfolio for $30,862 of the fund's expenses for the year ended October 31, 1995. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

                                           Expense Ratios Without
                 Per Share Decreases to    Fee Waivers and Custody
                 Net Investment Income     Credits
                 ----------------------------------------------------
                     1995         1994         1995           1994
                     ----         ----         ----           ----

Class A             $0.14        $0.03         3.18%        1.87%(8)

(4) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(5) Total return does not reflect any applicable sales loads or deferred sales charges.
(6)  Not annualized.
(7) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.51% and 1.70%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(8)  Annualized.


Pacific Portfolio                                                           23

SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

PACIFIC PORTFOLIO

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE.  Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)


------------------------
[Logo]

Smith Barney Mutual
Funds

Investing for your
future.

Every day.
------------------------



PROSPECTUS                     SMITH BARNEY
                               MUTUAL FUNDS

--------------------------------------------------------------------------------

February 28, 1999       EMERGING MARKETS PORTFOLIO

                          Class A, B, L and Y Shares








The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
                                    CONTENTS
--------------------------------------------------------------------------------

Smith Barney Mutual Funds offers a distinctive family of fund choices tailored to help meet the varying needs of large and small investors. Currently, Smith Barney Mutual Funds offers more than 60 individual funds with assets of more than $xx billion.

Fund goal and strategies......................................................4

More on the fund's investments................................................8

Management....................................................................9

Choosing a class of shares to buy............................................10

Comparing the fund's classes.................................................11

Sales charges................................................................12

More about deferred sales charges............................................15

Buying shares................................................................16

Exchanging shares............................................................17

Redeeming shares.............................................................18

Other things to know about
  share transactions.........................................................20

Smith Barney 401(k) and ExecChoice
  programs...................................................................22

Dividends, distributions and
  taxes......................................................................23

Share price..................................................................24

Financial highlights.........................................................24



You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.



Emerging Markets Portfolio                                                    1

--------------------------------------------------------------------------------
FUND GOAL AND STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The fund seeks long term capital appreciation through a portfolio invested primarily in emerging market issuers.

KEY INVESTMENTS
The fund invests primarily in equity securities of issuers in emerging market countries, which are all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Japan, Luxembourg, Norway, Sweden, Switzerland, Spain, the United Kingdom and the United States. Equity securities include common and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SELECTION PROCESS
The manager selects investments for their capital appreciation potential. The manager initially assesses the relative attractiveness of different emerging markets. After a country assessment is made, specific investment decisions are made. Depending on the manager's outlook for long-term growth potential, the fund's emphasis among emerging markets and issuers may vary.

By spreading the fund's investments across many emerging markets, the manager seeks to reduce volatility compared to investment in a single region. In allocating assets among countries and regions, the economic and political factors the manager evaluates include:

 .  Interest rate and inflation outlook
 . Governmental policies toward economic growth and development of securities markets
 .  Currency outlook
 .  Comparative valuations of equity markets

In selecting individual companies for investment, the manager looks for the following:

 .  Strong earnings outlook
 .  High relative return on invested capital
 .  Experienced and effective management
 .  Competitive advantages
 .  Strong financial condition

PRINCIPAL RISKS OF INVESTING IN THE FUND
While investing in emerging market securities can bring added benefits, it also entails substantial risks. Investors could lose money on their investment in the fund, or the fund could not perform as well as other investments, if any of the following occurs:

 . Foreign stock prices decline generally or stock prices in emerging markets countries decline
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect
 .  The economies of emerging market countries grow at a slow rate
 .  Currency fluctuations adversely impact the fund's investments
 . An emerging market government imposes restrictions on currency conversions or trading
 . Economic, political or social instability significantly disrupts the principal financial markets in which the fund invests

 .  Withholding and other foreign taxes may decrease the fund's return

 . Factors creating volatility in one emerging market may negatively impact values or trading in other regions

The emerging market countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In changing markets the fund may not be able to sell desired amounts of securities at reasonable prices. Less information is available about these issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. To the extent the fund concentrates its investments in particular emerging market countries or currencies the fund will be subject to greater risks than if the fund's assets were not geographically concentrated. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates in a particular issuer the fund will be more susceptible to the negative events affecting that issuer.

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 . Are an aggressive investor seeking to participate in the long term growth potential of emerging markets
 . Currently have exposure to U.S. stock markets and/or other foreign markets and wish to broaden your investment portfolio
 . Are comfortable with the risks of foreign stock markets and the special risks and volatility of investing in emerging markets securities



Emerging Markets Portfolio                                                    3

TOTAL RETURN
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                                   BAR CHART

                       Calendar Years Ended December 31

        1996     1997
       ------   ------
        20.13    0.22

The bar chart shows the performance of the fund's Class A shares since inception on May 12, 1995. Class B, C and L shares would have different performance due to their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;
Lowest:   xx% in ___ quarter 199X

COMPARATIVE PERFORMANCE
This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the MSCI Emerging Market Free Index ("MSCI Free Index"), an unmanaged index of foreign stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURNS
                                          CALENDAR YEARS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
  Class          Inception Date   1 year       5 years       10 years     Since inception
    A               05/12/95                     n/a           n/a
    B               05/12/95                     n/a           n/a
    L               05/12/95                     n/a           n/a
    Y               xx/xx/98                     n/a           n/a
MSCI Free Index       n/a

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)                            Class A       Class B      Class L      Class Y
----------------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering price)     5.00%         None         1.00%         None

Maximum deferred sales charge on redemptions (as a % of the      None*         5.00%        1.00%         None
lower of net asset value at purchase or redemption)

Annual fund operating expenses (paid by the fund as a % of fund net assets)

Management fee                                                   1.00%         1.00%        1.00%        1.00%

Distribution and service (12b-1) fee                              .25%         1.00%        1.00%         None

Other expenses                                                    ---           ---          ---           ---

Total annual fund operating expenses                              ===           ===          ===           ===

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase you will pay a deferred sales charge of 1.00%.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . The fund's operating expenses remain the same

-------------------------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWN YOUR SHARES            1 YEAR        3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------
Class A                                        $             $            $            $

Class B                                        $             $            $            $
Assumes redemption at end of period

Class B                                        $             $            $            $
Assumes no redemption

Class L                                        $             $            $            $
Assumes redemption at end of period

Class L                                        $             $            $            $
Assumes no redemption

Class Y                                        $             $            $            $

Emerging Markets Portfolio                                                    5

--------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

DEBT SECURITIES. Although the fund invests primarily in equity securities the fund may under certain circumstances invest up to 30% of its assets in debt securities of U.S. and foreign corporate and governmental issuers. The fund may invest in all types of debt securities of any maturity, duration or credit quality. The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest. Up to 10% of the fund's assets may be invested in debt securities that are unrated or rated below investment grade. These securities may be speculative, are subject to greater price volatility, are less liquid, and involve high risk of loss.

DERIVATIVES AND HEDGING TECHNIQUES. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates.
 .  As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

MANAGER. The fund's investment manager is Mutual Management Corp., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Salomon Smith Barney's international equity team of analysts and portfolio managers is responsible for the fund's day-to-day investment decisions. Maurits
E. Edersheim, head of this international equity team, has general responsibility for Salomon Smith Barney's international equity investment operations.

MANAGEMENT FEE. For its services, the manager received a fee during the fund's last fiscal year equal to 1.00% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund or its service providers to correct the problem will be successful.

Emerging Markets Portfolio                                                    7

--------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Factors you should consider when choosing a class include:

 .  How much you plan to invest
 .  How long you expect to own the shares
 .  The expenses paid by each class
 .  Whether you qualify for any reduction or waiver of sales charges

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant

 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                          Initial                   Additional
             -------------------------------------- --------------
              Classes A, B, L         Class Y          All Classes

General                        $1,000           $15 million            $50

Individual Retirement Accounts, $250            $15 million            $50

Self Employed Retirement Plans, Uniform

Gift to Minor Accounts

Qualified Retirement Plans       $25             $15 million            $25

Simple IRAs                       $1                 n/a                $1

Monthly Systematic Investment Plans$25                 n/a                $25

Quarterly Systematic Investment Plans $50                 n/a                $50
----------------------------------------------  --------------------  ---------------  -------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

--------------------------------------------------------------------------------
COMPARING THE FUND'S CLASSES
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

Class A                 Class B                Class L                Class Y
Key features

Initial sales charge .No initial sales .The initial sales       .No initial or
 .You may qualify for   charge           charge is lower than     deferred sales
reduction or waiver of .Deferred sales       Class A             charge.
initial sales charge    charge declines over                 Investing at least
                           time             . Deferred sales      $15 million
 .Lower annual                              charge for only 1     . Lower annual
expenses than Class B  .Convert to Class A   year        expenses than the other
and Class L             after 8 years        . Do not convert to      classes
                       . Higher annual        Class A
                      expenses than Class A   . Higher annual
                                               expenses than Class A


Initial sales   Up to 5.00%; reduced    None    1.00%                 None
charge           or waived for large
                 purchases and certain
                 investors.  No charge
                 for purchases of
                 $500,000 or more

Deferred    1% on  purchases of   Up to 5% charged    1% if you redeem      None
sales charge $500,000 or more if   when you redeem        within 1 year of
             you redeem within 1   shares.  The charge is    purchase
             year of purchase        reduced over time
                                     and there is no
                                     deferred sales charge
                                     after 6 years

Annual 0.25% of average daily  1% of average daily   1% of average daily   None
distribution   net assets         net assets            net assets
and service
fees

Exchangeable into*

Class A shares of most Class B shares of Class L shares of Class Y shares of
Smith Barney mutual   most Smith Barney  most Smith Barney  most Smith Barney
funds                   mutual funds           mutual funds       mutual funds
----------         ---------------------  -------------  -----------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Emerging Markets Portfolio                                                    9

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS A SHARES
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

                                                        SALES CHARGE AS A % OF
                                                   OFFERING              NET AMOUNT
AMOUNT OF PURCHASE                                PRICE (%)             INVESTED (%)

Less than $25,000                                    5.00                   5.26
$25,000 but less than $50,000                        4.00                   4.17
$50,000 but less than $100,000                       3.50                   3.63
$100,000 but less than $250,000                      3.00                   3.09
$250,000 but less than $500,000                      2.00                   2.04
$500,000 or more                                     -0-                    -0-

INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .  by you, or
 .  by members of your immediate family.

and for which a sales charge was paid with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD.

 .  403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.



Emerging Markets Portfolio                                                   11

--------------------------------------------------------------------------------
SALES CHARGE:  CLASS B SHARES
--------------------------------------------------------------------------------

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

---------------------------------------------------------
                                                 6th and
Year after purchase     1st   2nd  3rd  4th  5th  over
---------------------------------------------------------
Deferred sales charge   5%    4%   3%   2%   1%   0%
---------------------------------------------------------

CLASS B CONVERSION. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:                 Shares issued:              Shares issued:
At initial                     On reinvestment of          Upon exchange from
purchase                       dividends and               another Smith Barney
                               distributions               mutual fund
-------------------------------------------------------------------------------
Eight years after the   In same proportion as the        On the date the shares originally
date of purchase        number of Class B shares         acquired would have converted
                        converting is to total Class B   into Class A shares
                        shares you own

-------------------------------------------------------------------------------
SALES CHARGE:  CLASS L SHARES
-------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

-------------------------------------------------------------------------------
SALES CHARGE:  CLASS Y SHARES
-------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet the $15,000,000 minimum investment requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

-------------------------------------------------------------------------------
MORE ABOUT DEFERRED SALES CHARGES
-------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney mutual fund . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .  To make payments through certain systematic withdrawal plans
 .  To make certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Emerging Markets Portfolio                                                   13

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------
Through a            You should contact your Salomon Smith Barney Financial
Salomon              Consultant or dealer representative to open a brokerage
Smith                account and make arrangements to buy shares.
Barney
Financial            If you do not provide the following information, your
Consultant           order will be rejected
or dealer
represen-               .   Class of shares to be bought
tative                  .   Dollar amount or number of shares to be bought

                     You should pay for your shares through your brokerage
                     account no later than the third business day after you
                     place your order. Salomon Smith Barney or your dealer
                     representative may charge an annual account maintenance
                     fee.
--------------------------------------------------------------------------------

Through the          Qualified retirement plans and certain other investors
fund                 who are clients of the fund's selling group are eligible
transfer agent       to buy shares directly from the fund.

                     .  Write the transfer agent at the following address:

                        Smith Barney World Funds, Inc.
                            Emerging Markets Portfolio
                        (Specify class of shares)
                        c/o First Data Investor Services Group, Inc.
                        P.O. Box 5128
                        Westborough, Massachusetts 01581-5128

                     . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                     .  For more information, call the transfer agent at
                     1-800-451-2010
--------------------------------------------------------------------------------

Systematic           You may authorize Salomon Smith Barney, the dealer
investment           representative or the transfer agent to transfer funds
plan                 automatically from a regular bank account, cash held in a
                     Salomon Smith Barney brokerage account or Smith Barney
                     money market fund to buy shares on a regular basis.

                     . Amounts transferred should be at least: $25 monthly or $50 quarterly

                     . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                     For more information, contact your Salomon Smith Barney
                     Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

Smith        You should contact your Salomon Smith Barney Financial Consultant or
Barney       dealer representative to exchange into other Smith Barney mutual funds.  Be
offers a     sure to read the prospectus of the Smith Barney mutual fund you are
distinctive         exchanging into.  An exchange is a taxable transaction.
family of
mutual        .  You may exchange shares only for shares of the same class of another
funds            Smith Barney mutual fund.  Not all Smith Barney funds offer all classes.
tailored to
help meet     .  You must meet the minimum investment amount for each fund the varying
needs of      .  If you hold share certificates, the transfer agent must receive the certificates
both larg      endorsed for transfer or with signed stock powers before the exchange is
and small       effective.
investors.
             .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

-------------------------------------------------------------------------------------------------------------------
Waiver of           Your shares will not be subject to an initial sales charge at the time of the
additional          exchange.
sales
charges             Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
-------------------------------------------------------------------------------------------------------------------

By                  If you do not have a brokerage account, you may be eligible to exchange
telephone           shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open.  Call the transfer agent at
                    1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                    You can only make telephone exchanges between accounts that have identical registrations.
-------------------------------------------------------------------------------------------------------------------
By mail             If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Emerging Markets Portfolio                                                   15

-------------------------------------------------------------------------------
REDEEMING SHARES
-------------------------------------------------------------------------------

Generally           Contact your Salomon Smith Barney Financial Consultant or
                    dealer representative to redeem shares of the fund.

                    If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                    If the shares are held by a fiduciary or corporation, other documents may be required.

                    Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

                    If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

-------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                       Smith Barney World Funds, Inc.
                           Emerging Markets Portfolio
                       (Specify class of shares)
                       c/o First Data Investor Services Group, Inc.
                       P.O. Box 5128
                       Westborough, Massachusetts 01581-5128

                    Your written request must provide the following:

                    .  Your account number

                    . The class of shares and the dollar amount or number of shares to be redeemed

                    . Signatures of each owner exactly as the account is registered

By                  If you do not have a brokerage account, you may be eligible
telephone           to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent.
                    You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                    Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).

                    Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------

Automatic           You can arrange for the automatic redemption of a portion
cash                of your shares on a monthly or quarterly basis. To qualify
withdrawal          you must own shares of the fund with a value of at least
plans               $10,000 and each automatic redemption must be at least $50.
                    If your shares are subject to a deferredsales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                    The following conditions apply:

                    .  Your shares must not be represented by certificates

                    .  All dividends and distributions must be reinvested

                    For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.



Emerging Markets Portfolio                                                   17

--------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information, without which your request will not be processed.

           .  Name of the fund
           .  Account number
           .  Class of shares being bought, exchanged or redeemed
           . Dollar amount or number of shares being bought, exchanged or redeemed
           .  Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

SMALL ACCOUNT BALANCES. If your account falls below $500 due to redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



Emerging Markets Portfolio                                                   19

--------------------------------------------------------------------------------
SMITH BARNEY 401(K) AND EXECCHOICE(SM) PROGRAMS
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(SM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing $1 million or more.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner:

      If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange after the plan is in the program 5 years.

      If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), they are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

--------------------------------------------------------------------------------
DISTRIBUTIONS, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

Transaction                                     Federal tax status

Redemption or exchange of shares                Usually capital gain or loss;
                                                long-term only if
                                                shares owned more than one year

Long-term capital gain distributions            Long-term capital gain

Short-term capital gain distributions           Ordinary income

Dividends                                       Ordinary income


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.

Emerging Markets Portfolio                                                   21

--------------------------------------------------------------------------------
SHARE PRICE
--------------------------------------------------------------------------------

You may buy, exchange or redeem fund shares at net the asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended October 31:

-------------------------------------------------------------------------------------------
                                                  1998    1997(1)       1996       1995(2)
-------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                                        $12.08      $11.06       $12.00
-------------------------------------------------------------------------------------------
Income (loss) from
  operations:
    Net investment income (loss)(3)                        (0.05)      (0.02)     (0.05)(4)
    Net realized and unrealized gain (loss)                 0.42        1.04        (0.89)
-------------------------------------------------------------------------------------------
Total income (loss) from operations                         0.37        1.02        (0.94)
-------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(5)                                   --           --            --
-------------------------------------------------------------------------------------------
Total distributions                                          --           --            --
-------------------------------------------------------------------------------------------
Net asset value, end of year                               $12.45      $12.08       $11.06
-------------------------------------------------------------------------------------------
Total return(6)                                            3.06%       9.22%      (7.83)%(7)
-------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                           $14,046     $10,691       $7,069
-------------------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses(8)                                            2.11%       2.25%       1.45(9)
    Net investment income (loss)                           (0.34)      (0.19)     (0.63)(9)
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                     99%         78%          17%
-------------------------------------------------------------------------------------------

(1)     Per share amounts calculated using the monthly average shares method.
(2)     For the period from May 12, 1995 (inception date) to October 31, 1995.
(3) waived all or part of its fees for the period ended October 31, 1995. If such fees were not The manager waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

           Per Share Increase to Net    Expense Rate Without Fee
           Investment Loss              Waivers
           -------------------------     -----------------------
                   1995                          1995

Class A           $0.05                        2.12%(9)

(4)     Includes realized gains and losses from foreign currency transactions.
(5) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(6) Total return does not reflect any applicable sales loads or deferred sales charges.
(7)     Not annualized.
(8) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios would have been 2.16% and 1.20%,(9) respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(9)     Annualized.

Emerging Markets Portfolio                                                   23

For a Class B share of capital stock outstanding throughout each year ended October 31:

------------------------------------------------------------------------------------------------------
                                                   1998       1997(1)        1996(1)           1995(2)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $11.95          $11.02           $12.00
------------------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)(3)                           (0.14)          (0.10)          (0.09)(4)
    Net realized and unrealized gain (loss)                    0.40            1.03            (0.89)
------------------------------------------------------------------------------------------------------
Total income (loss) from operations                            0.26            0.93            (0.98)
------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(5)                                       --              --                 --
------------------------------------------------------------------------------------------------------
Total distributions                                              --              --                 --
------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $12.21          $11.95           $11.02
------------------------------------------------------------------------------------------------------
Total return(6)                                                2.18%          8.44%          (8.17)%(7)
------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                               $18,107        $13,062           $7,630
------------------------------------------------------------------------------------------------------
Ratios to average
  net assets:
    Expenses(8)                                                2.88%          3.06%           2.00%(9)
    Net investment income (loss)                              (1.00)          (0.94)          (1.17)(9)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         99%            78%               17%
------------------------------------------------------------------------------------------------------

(1)     Per share amounts calculated using the monthly average shares method.
(2)     For the period from May 12, 1995 (inception date) to October 31, 1995.
(3) The manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

                Per Share Increase to Net    Expense Rate Without Fee
                Investment Loss              Waivers
                -------------------------     -----------------------
                            1995                         1995

Class B                     $0.05                       2.68%(9)


(4)     Includes realized gains and losses from foreign currency transactions.
(5) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(6) Total return does not reflect any applicable sales loads or deferred sales charges.
(7)     Not annualized.
(8) During the year ended October 31, 1996 and the period ended October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.97% and 1.74%(9), respectively.
(9)     Annualized

For a Class L share of capital stock outstanding throughout each year ended October 31:

-------------------------------------------------------------------------------------------
                                                 1998(2)   1997(1)       1996       1995(3)
-------------------------------------------------------------------------------------------
Net asset value, beginning of  year                         $11.95      $11.02       $12.00
-------------------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)(4)                         (0.15)      (0.10)     (0.08)(5)
    Net realized and unrealized gain (loss)                  0.42        1.03        (0.90)
-------------------------------------------------------------------------------------------
Total income (loss) from operations                          0.27        0.93        (0.98)
-------------------------------------------------------------------------------------------
Less distributions from:
    Net investment income(6)                                  --           --            --
-------------------------------------------------------------------------------------------
Total distributions                                           --           --            --
-------------------------------------------------------------------------------------------
Net assets value, end of year                               $12.22      $11.95       $11.02
-------------------------------------------------------------------------------------------
Total return(7)                                             2.26%       8.44%      (8.17)%(8)
-------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                             $4,332      $2,448      $11,604
-------------------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses(9)
    Net investment income                                   2.86%       3.02%      1.95%(10)
    (loss)                                                  (1.03)      (0.92)     (1.08)(10)
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                      99%         78%          17%
-------------------------------------------------------------------------------------------

(1)     Per share amounts calculated using the monthly average shares method.
(2)     Prior to June 12, 1998, Class L shares were called Class C shares.
(3)     For the period from May 12, 1995 (inception date) to October 31, 1995.
(4) The manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment income loss and expenses ratio would have been as follows:

           Per Share Increase to Net    Expense Rate Without Fee
           Investment Loss              Waivers
           -------------------------    ------------------------
                   1995                          1995
Class L            $0.05                        2.61%(10)

(5)     Includes realized gains and losses from foreign currency transactions.
(6) Distributions from net investment income include short-term capital gains, if any, for federal income tax purposes.
(7) Total return does not reflect any applicable sales loads or deferred sales charges
(8)     Not annualized.
(9) During the years ended October 31, 1996 and October 31, 1995, the fund earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 2.92% and 1.70%(10), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
(10)    Annualized.



Emerging Markets Portfolio                                                   25

SALOMON SMITH BARNEY(SM)
A MEMBER OF CITIGROUP [SYMBOL]

EMERGING MARKETS PORTFOLIO

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE.  Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC- 0330. You can get the same information free from the Commission's Internet web site at www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06290)


PART B

February 28, 1999

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

Smith Barney World Funds, Inc. (the "Company") offers a choice of six open-end management investment companies (each a "fund"):

The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing primarily in high quality bonds of the United States and foreign governments.

The International Equity Portfolio seeks total return on its assets from growth of capital and income. The fund seeks to achieve this objective by investing primarily in equity securities of established foreign issuers.

The Pacific Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies in the Asia Pacific Region.

The European Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers based in countries of Europe.

The International Balanced Portfolio seeks a competitive total return on its assets from growth of capital and income by investing primarily in securities of established non-U. S.
issuers.

The Emerging Markets Portfolio seeks long-term capital appreciation on its assets by investing primarily in securities of emerging country issuers.

In all cases, there can be no assurance that a fund will achieve its investment objective.

Each fund offers three classes of shares which may be purchased at the next-determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A and Class L shares) and/or (ii) on a deferred basis (Class B and Class L shares). A fourth class of shares (the Class Y shares) is sold at net asset value and is available only to investors investing a minimum of $5,000,000 with respect to the International Equity Portfolio and $15,000,000 with respect to each of the other funds. A fifth class of shares of the International Equity Portfolio (the Class Z shares) are offered only to tax-exempt retirement plans of Salomon Smith Barney Inc. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney World Funds, Inc. as well as matters already discussed in the Prospectus of the applicable fund Therefore, it should be read in conjunction with each Prospectus dated February 28, 1999 for the International Equity Portfolio, the Global Government Bond Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, which may be obtained from the Company or your Salomon Smith Barney Financial Consultant.



TABLE OF CONTENTS

 Page

Directors, Advisory Director and Officers	3

Investment Policies	5

Investment Practices	11

Risk Factors	21

Investment Restrictions	25

Additional Tax Information	28

IRA and Other Prototype Retirement Plans	31

Performance Information	32

Determination of Net Asset Value	34

Purchase, Redemption and Exchange of Shares	35

Dividends and Distributions	43

Investment Management Agreement and Other Services	43

Custodian	47

Independent Auditors	47

Voting	47

Other Information about the Company	50

Financial Statements	53

Appendix - Ratings of Debt Obligations	A-1



DIRECTORS, ADVISORY DIRECTOR AND OFFICERS
Overall responsibility for management and supervision of each fund rests with the Company's Board of Directors. The directors approve all significant agreements between the Company and the companies that furnish services to the Company and the funds, including agreements with the Company's distributor, investment adviser, custodian and transfer agent. The day-to-day operations of each fund are delegated to that fund's
manager.   The directors and officers of the Company are listed below.

VICTOR K. ATKINS, Director
Retired; 120 Montgomery Street, San Francisco, CA. Former President of Lips Propellers, Inc., a ship propeller repair company. Director of two investment companies associated with Salomon Smith Barney; 76.

ABRAHAM E. COHEN, Director
Consultant to MeesPierson, Inc., a Dutch investment bank; Consultant to and Board Member, Chugai Pharmaceutical Co. Ltd.; Director of Agouron Pharmaceuticals, Inc., Akzo Nobel NV, Vasomedical, Inc., Teva
Pharmaceutical Ind., Ltd., Neurobiological Technologies Inc., Vion Pharmaceuticals, Inc., BlueStone Capital Partners, LP. and The Population Council, an international public interest organization; 61.

ROBERT A. FRANKEL, Director
Managing Partner of Robert A. Frankel Managing Consultants, 102 Grand Street, Croton-on-Hudson, NY. Director of seven investment companies associated with Salomon Smith Barney. Former Vice President of The Readers Digest Association, Inc.; 70.

RAINER GREEVEN, Director
Partner of the law firm of Greeven & Ercklentz; 630 Fifth Avenue, New York, NY. Director of two investment companies associated with Salomon Smith Barney; 62.

SUSAN M. HEILBRON, Director
Attorney; Lacey & Heilbron, 3 East 54th Street, New York, NY. Prior to November 1990, Vice President and General Counsel of MacMillan, Inc. and Executive Vice President of The Trump Organization. Director of two investment companies associated with Salomon Smith Barney; 53.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Salomon Smith Barney; Director of forty-two investment companies associated with Salomon Smith Barney; Director and President of Mutual Management Corp. (the ''Manager'') and Travelers Investment Adviser, Inc. ("TIA"); Chairman of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers, Inc., Vice Chairman of Shearson Asset Management, Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited; 64.

*MAURITS E. EDERSHEIM, Chairman of the Company and Advisory Director Deputy Chairman of Smith Barney International Incorporated; Director and President of Amstel Hudson Management Corp. (offshore investment management); Director Esfinco NV (U.S. subsidiary of Spanish Construction Company). Formerly Deputy Chairman and Director of Drexel Burnham Lambert Incorporated, The Drexel Burnham Lambert Group Inc., and various of their subsidiaries; 79.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney, and Senior Vice President and Treasurer of forty-two investment companies associated with Salomon Smith Barney; and Director and Senior Vice President of the Manager and TIA; 40

*JAMES B. CONHEADY, Vice President and Investment Officer
Managing Director of Salomon Smith Barney. Formerly First Vice President of Drexel Burnham Lambert Incorporated; 62.

*JEFFREY RUSSELL, Vice President and Investment Officer
Managing Director of Salomon Smith Barney. Formerly Vice President of Drexel Burnham Lambert Incorporated; 40.

*REIN VAN DER DOES, Vice President and Investment Officer
Managing Director of Salomon Smith Barney. Formerly Managing Director of Drexel Burnham Lambert Incorporated; 58.

*SCOTT KALB, Vice President and Investment Officer
Managing Director of Salomon Smith Barney. Formerly Vice President of Drexel Burnham Lambert Incorporated; 41

*VICTOR S. FILATOV, Vice President and Investment Officer
Managing Director of Salomon Smith Barney, President and Director of Smith Barney Global Capital Management Inc. Formerly Vice President of J.P. Morgan Securities Inc.; 46.

*SIMON R. HILDRETH, Vice President and Investment Officer
Senior Vice President of Salomon Smith Barney, Managing Director of Smith Barney Global Capital Management Inc. Formerly Director of Mercury Asset Management Ltd; 43.

*DENIS P. MANGAN, Vice President and Investment Officer
Vice President of Smith Barney Global Capital Management Inc. Formerly Vice President of J.P. Morgan and Citibank; 44.

*DAVID S. ISHIBASHI, Vice President and Investment Officer
Vice President of Salomon Smith Barney; Formerly Head of Japanese equities desk at SG Warburg; 42

*IRVING DAVID, Controller
Director of Salomon Smith Barney. Formerly Assistant Treasurer of First Investment Management Company; 37.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney and Secretary of forty-two investment companies associated with Salomon Smith Barney; Secretary and General Counsel of the Manager and TIA; 47.

* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a Company officer or director.

On February __, 1999 the directors and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds.

The following table shows the compensation paid by the Company to each director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its directors and officers. Officers and interested directors of the Company are compensated by Salomon Smith Barney.
COMPENSATION TABLE


Name of Person

Aggregate
Compensation from the
Company

Compensation from Company
and Complex Paid to
Directors

Number of Funds for
Which Director Serves
Within Fund Complex
Victor Atkins
$
$
2
A. E. Cohen1
0

2
Robert A. Frankel


8
Ranier Greeven


2
Susan M. Heilbron


2
Heath B. McLendon
0
0
58

Bruce D.Sargent2
0
0
3
James M. Shuart3


2

1 Effective March 30, 1998, Mr. Cohen became a member of the Company's Board of Directors.
2 Effective October 8, 1998, Mr. Sargent resigned from the Company's Board of Directors.
3 Effective July 28, 1998, Mr. Shuart resigned from the Company's Board of Directors.

INVESTMENT POLICIES

Each fund's investment objectives may be changed only by the ''vote of a majority of the outstanding voting securities'' as defined in the
Investment Company Act of 1940 (the ''1940 Act'').   However, each fund's
investment policies are nonfundamental, and thus may be changed by the Board of Directors, provided such change is not prohibited by the fund's fundamental investment restrictions (described under INVESTMENT RESTRICTIONS) or applicable law, and any such change will first be disclosed in the then current prospectus. Refer to the "INVESTMENT PRACTICES" and "RISK FACTORS" for further information on the funds' investments.

Under unusual economic or market conditions as determined by the Manager, for defensive purposes each fund may depart from its principal investment strategies and temporarily invest all or a major portion of its assets in all types of money market and short-term debt securities (including U.S. money market securities). To the extent a fund's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve that fund's investment objective.

Global Government Bond Portfolio

Under normal market conditions, the Global Government Bond Portfolio invests at least 65% of its total assets in bonds issued or guaranteed by the United States or foreign governments (including foreign states, provinces, cantons and municipalities) or their agencies, authorities, or instrumentalities denominated in various currencies, including U.S. dollars, or in multinational currency units, such as the European Currency
Unit ("ECU").   Except with respect to government securities of less
developed countries (see below), the fund invests in foreign government securities only if the issue or the issuer thereof is rated in the two highest rating categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (see "APPENDIX - RATINGS OF DEBT OBLIGATIONS"), or if unrated, are of comparable quality in the determination of the Manager.

Consistent with its investment objective, under normal circumstances the fund may invest up to 35% of its total assets in debt obligations (including debt obligations convertible into common stock) of United States or foreign corporations and financial institutions and supranational entities. Supranational entities are international organizations, organized or supported by government entities to promote economic reconstruction or development and by international banking institutions and related government agencies. The supranational entities in which the fund may invest are the World Bank, The Asian Development Bank, the European Economic Community, the European Investment Bank, the European Coal and Steel Community, Eurofima, Euratom, Council of Europe, the European Bank for Construction and Development, the International Finance Corporation and the Nordic Investment Bank. Any non-government investment would be limited to issues that are rated A or better by Moody's or S&P, or if not rated, are determined by the Manager to be of comparable quality. For certain risks associated with investments in foreign issues, see "RISK FACTORS."

The fund is organized as a non-diversified series and currently contemplates investing primarily in obligations of the U.S. and of developed nations (i.e., industrialized countries) which the Manager believes to pose limited credit risks. These countries currently are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and The United Kingdom. The fund also will invest in securities denominated in the currencies of such countries or in multinational currency units. Under normal market conditions the fund invests at least 65% of its assets in issues of not less than three different countries; issues of any one country (other than the United States) will represent no more than 45% of the fund's total assets. Allocation of the fund's investments will depend upon the relative attractiveness of the global markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

In seeking to achieve its investment objective of current income, the Manager considers and compares the relative yields of obligations of various developed nations; whereas, in seeking to achieve its objective of capital appreciation, it considers all of the following factors, especially changes in currency values against the U.S. dollar. The Manager allocates the fund's assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objective are expected to be the most attractive. The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rates levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase, and conversely, a decline in the exchange rate of the currency normally would adversely affect the value of the security expressed in dollars. Similarly, a decline in interest rates on debt obligations generally increases the value of debt obligations, and conversely, an increase in interest rates generally decreases the value of such obligations.

Investments may be made from time to time in government securities, including loan assignments and loan participations, of less developed countries. These include all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Japan, Luxembourg, Norway, Sweden, Switzerland, Spain, the United Kingdom and the United States. Countries may be added to or deleted as economic and political conditions warrant. Historical experience indicates that the markets of less developed countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often provide rates of return to investors commensurate with the credit and market risks. The Manager does not intend to invest more than 10% of the fund's assets in the government securities of less developed countries and will not invest more than 5% of the fund's assets in the government securities of any one such country. Such investments may be unrated or rated below investment grade or may be in default. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, and political conditions, whether or not occurring within the issuers' borders.

International Equity Portfolio

Under normal market conditions, the International Equity Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to obtain such securities and may invest up to 20% of the fund's assets in bonds, notes and debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political sub-divisions) or established non-United States issuers.

In seeking to achieve its objective, the fund presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the Manager have potential for growth of capital. However, there is no requirement that the fund invest exclusively in common stocks or other equity securities and, if deemed advisable, the fund may invest up to 20% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions).

Except as stated below, the fund will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, the Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile, and Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

It is expected that fund securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

To the extent that the fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.
Pacific Portfolio

The Pacific Portfolio invests primarily in equity securities, including American Depository Receipts ("ADRs"), of companies in the Asia Pacific Region. The Asia Pacific Region currently includes Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. The Manager may change this list at its discretion. The Manager considers a company to be in the Asia Pacific Region if its securities trade on exchanges in the Asia Pacific Region, it generates at least half of its revenue from the Asia Pacific Region or it is organized under the laws of an Asia Pacific Region country.

The fund will normally invest at least 80% of its total assets in equity securities of companies in the Asia Pacific Region, consisting of the securities listed above. For the purposes of the foregoing limitation equity securities include exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities. The fund may also invest up to 20% of its total assets in debt securities and other types of investments. The fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. However, the fund has no predetermined policy on the allocation of funds for investment among such countries or securities and allocation of the fund's investments will depend upon the relative attractiveness of the Asia Pacific markets and particular issuers. Concentration of the fund's assets in one or a few of the countries in the Asia Pacific Region and Asia Pacific currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. It may also invest in small and relatively less well-known companies. Debt securities in which the fund may invest will generally be rated at the time of purchase at least Baa by Moody's or BBB by S&P. Debt securities rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to pay interest and repay principal than is the case with higher rated securities.

To the extent that the fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

European Portfolio

The European Portfolio seeks to achieve its objective by investing primarily in equity securities (common and preferred stock) of issuers in the countries of Europe (the "Primary Investment Area"), which includes Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland, United Kingdom) and Eastern Europe (e.g., the Czech Republic, Hungary, Poland and the countries of the former Soviet Union). It is a fundamental policy of the fund to invest, under normal circumstances, at least 65% of its total assets in a diversified portfolio of equity securities of issuers domiciled in the Primary Investment Area of the fund. The fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three countries in the Primary Investment Area. Allocation of the fund's investments will depend upon the relative attractiveness of the markets and particular issuers. Concentration of the fund's assets in one or a few countries will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

In addition, the fund may invest up to 35% of its total assets in other kinds of securities, e.g., convertible bonds, warrants, Samurai and Yankee Bonds, Eurobonds, sponsored and unsponsored ADRs and European Depository Receipts ("EDRs"), securities issued by companies domiciled outside the Primary Investment Area of the fund, including, but not limited to, Eastern Europe, U.S. and foreign government securities, and U.S. and non-U.S. money market securities. Money market securities will generally be held by the fund for temporary defensive purposes. With respect to certain countries, investments by the fund presently may only be made by acquiring shares of other investment companies with local governmental authority to invest in those countries. It is not expected that the income yield of the fund will be significant.
The fund may also hold cash in U.S. dollars to meet redemption requests and other expenses and cash in other currencies to meet settlement requirements for foreign securities. The fund may engage in currency exchange transactions with up to 100% of its assets in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the fund's securities are or may be denominated. The fund may conduct its currency exchange transactions either on a "spot" (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The fund's transactions in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or aggregate fund positions.

The fund may invest up to 5% of its assets in yen-denominated bonds sold in Japan by non-Japanese issuers. Such bonds are commonly called "Samurai Bonds" and correspond to "Yankee Bonds" or dollar-denominated bonds sold in the United States by non-U.S. issuers. As compared with domestic issues, e.g., those of the government of Japan and its agencies, Samurai bond issues normally carry a higher interest rate but are less actively traded and therefore may be volatile. Moreover, as with other securities denominated in foreign currencies, their value is affected by fluctuations in currency exchange rates. It is the policy of the fund to invest in Samurai bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments of the Organization for Economic Cooperation and Development or would have AAA ratings.

As a fundamental policy, the fund may borrow money from a bank only as a temporary measure for emergency or extraordinary purposes in an amount not exceeding 10% of the value of its total assets, and may invest no more than 15% of its total assets in securities that are illiquid (i.e., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers). When the fund has borrowed in excess of 5% of the value of its total assets, the fund will not make further investments. The fund will not invest more than 25% of the value of its total assets in the securities of issuers engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). The fund will invest no more than 10% of the value of its net assets in warrants valued at the lower of cost or market. The fund does not currently intend to engage in transactions in options or futures contracts but may do so in the future if determined to be in the fund's best interests by the fund's Board of Directors.

International Balanced Portfolio

Under normal market conditions, the International Balanced Portfolio will invest its assets in an international portfolio of equity securities (consisting of exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities) and debt securities (consisting of corporate debt securities, sovereign debt instruments issued by governments or governmental entities, including supranational organizations such as the World Bank, and U.S. and foreign money market instruments). The fund attempts to achieve a balance between equity and debt securities. However, the proportion of equity and debt held by the fund at any one time will depend on the Manager's views on current market and economic conditions.

Investments may be made for capital appreciation and for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. Under normal conditions, no more than 70%, nor less than 30%, of the fund's assets will be invested in either equity or debt securities; however, there is no limitation on the percent or amount of the fund's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

The fund is organized as a non-diversified series, but will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in business activities in not less than three different countries outside of the United States. The fund may invest in companies organized or governments located in any area of the world: the Far East (e.g., Hong Kong, Japan, Malaysia, Singapore), Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland, United Kingdom), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g., Chile, Mexico and Venezuela), the Middle East, Africa, Asia, Australia, New Zealand and Canada. Allocation of the fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated. Up to 25% of the total assets of the fund may be invested in securities of emerging market countries.
It is expected that equity securities purchased by the fund will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, maturity, and the tax implications to the fund. The debt securities in which the fund expects to invest will generally range in maturity from two to ten years. Debt securities of developed foreign countries may be rated as investment grade at the time of purchase. Investment grade securities are those rated in the top four ratings categories by a nationally recognized statistical rating organization or that are unrated but judged by the Manager to be of comparable quality. If the rating drops below investment grade subsequent to purchase, the Manager will not necessarily sell the security, but will consider such an event in determining whether the fund should continue to hold the security. Securities rated in the lowest category of investment grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. Debt securities of emerging market countries may be rated below investment grade (commonly known as "junk bonds") and could include securities that are in default as to payments of principal or interest.

The relative performance of foreign currencies is an important factor in the fund's performance. The Manager may manage the fund's exposure to various currencies to take advantage of different yield, risk and return characteristics that different currencies can provide for U.S. investors. To manage exposure to currency fluctuations, the fund may enter into currency forward contracts (agreements to exchange one currency for another at a future date) or currency swap agreements, buy and sell options and futures contracts relating to foreign currencies, and purchase securities indexed to foreign currencies. The fund will use currency forward contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. The fund will use options and futures contracts relating to foreign currencies to allow the Manager to hedge fund securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. There is no overall limitation on the amount of the fund's assets that may be committed to currency management strategies.

Emerging Markets Portfolio

The Emerging Markets Portfolio will seek to achieve its objective by investing substantially all its assets in equity securities of issuers in emerging market countries (consisting of dividend and non-dividend paying common stocks, preferred stocks, convertible securities and rights and warrants to such securities). The fund may also invest in debt securities having a high potential for capital appreciation, especially in countries where direct equity investment is not permitted. Under normal conditions, at least 70% of the fund's assets will be invested in equity securities.

For purposes of its investment objective, the fund considers as "emerging" all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Japan, Luxembourg, Norway, Sweden, Switzerland, Spain, the United Kingdom and the United States. The fund is organized as a non-diversified series, but will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in issuers in not less than three different countries. Allocation of the fund's investments will depend upon the relative attractiveness of the emerging markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

Under normal circumstances, the fund may invest up to 30% of its assets in debt securities. These may include debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the fund's investment criteria), notwithstanding that the fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the fund.

The fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World
Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Up to 10% of the fund's assets may be invested in debt securities of emerging markets that are unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds". Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

The fund may invest in the securities of foreign issuers in the form of ADRs, EDRs, GDRs or other securities convertible into securities of foreign issuers. The fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs. The fund may invest in U.S. over-the-counter securities of issuers whose business interests are in emerging countries.


INVESTMENT PRACTICES

Each of the following investment practices is subject to the limitations set forth under "Investment Restrictions."

EQUITY SECURITIES

Common Stocks (all funds). Each fund may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (all funds). Each fund may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants (all funds). Each fund may purchase warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs (all funds). Each fund may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Illiquid and Restricted Securities (All funds). Each fund may invest up to 15% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the ''1933 Act'')), with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days, (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options on those contracts and (d) other securities that are subject to restrictions on resale that the Manager has determined are not liquid under guidelines established by the Company's Board of Directors.

In addition, each fund may invest no more than 5% (10% for Emerging Markets Portfolio) of its total assets in securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities (excluding securities issued pursuant to Rule 144A of the Securities Act of 1933) are considered to be illiquid and are subject to the 15% limitation on investments in illiquid securities. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

ADRs, EDRs and GDRs (All funds). Each fund may also purchase ADRs, EDRs and GDRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A fund may invest in ADRs through both sponsored and unsponsored arrangements.

FIXED INCOME SECURITIES

To the extent that each fund may invest in fixed income securities, it may invest in the securities described below, unless otherwise noted.

Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities.   The U.S. Government securities in which the
funds may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Government National Mortgage Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. While the U.S. Government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

Sovereign Debt Obligations. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Loans and Other Direct Debt Instruments. A fund may purchase interests in amounts owed by a corporate, governmental, or other borrower to another party. These interests may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand.

Floating And Variable Rate Income Securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-kind Securities. A fund may invest in "zero coupon" and other deep discount securities of governmental or private issuers. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities. A fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. A fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides a fund a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest.
If securities purchased by a fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, a fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds. A fund may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Loan Participations and Assignments. A fund may invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, a fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A fund will acquire Participations only if the lender interpositioned between the fund and the borrower is determined by management to be creditworthy.

A fund also may invest in assignments of portions of loans from third parties ("Assignments"). When it purchases Assignments from lenders, the fund will acquire direct rights against the borrower on the loan.
However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. A fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the fund to assign a value to those securities or purposes of valuing the fund's portfolio and calculating its net asset value.

Structured Notes. Emerging Markets Portfolio may purchase structured notes, which are over-the-counter debt instruments where the interest rate and/or principal are indexed to an unrelated indicator (e.g., short-term rates in Japan, the price of oil). Sometimes the two are inversely related (i.e., as the index goes up, the coupon rate goes down; inverse floaters are an example of this) and sometimes they may fluctuate to a greater degree than the underlying index (e.g., the coupon may change twice as much as the change in the index rate). Structured notes are often issued by high-grade corporate issuers. There is often an underlying swap involved; the issuer will receive payments that match its obligations under the structured note (usually from an investment bank) and, in turn, makes more "traditional" payments to the investment bank (e.g., fixed rate or ordinary floating rate payments). It is important to note, however, that in such cases the fund would not be involved in the swap; the issuer of the note would remain obligated even if its counterparty defaulted.

Short-Term Investments. In certain circumstances the funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a fund is investing in short-term investments as a temporary defensive posture, the applicable fund's investment objective may not be achieved.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each fund, therefore, may not invest in a master demand note, if as a result more than 15% of the value of the fund's total assets would be invested in such notes and other illiquid securities.

Commercial Bank Obligations. For the purposes of each fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and foreign branches.

DERIVATIVE CONTRACTS
Options, Futures and Currencies (All funds). Each fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. These hedging techniques are described in detail below. Neither International Balanced Portfolio nor Emerging Markets Portfolio will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, neither of these funds will buy futures or write puts whose underlying value exceeds 25% of its total assets, or will buy calls with a value exceeding 5% of its total assets.

Writing Covered Call Options (All funds). Each fund may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Company believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the funds will not do.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each fund's investment objective. When writing a covered call option, the fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of
the security or currency decline.   Unlike one who owns securities or
currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the fund's custodian.

The premium the fund receives for writing a call option is deemed to constitute the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability in the fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "DETERMINATION OF NET ASSET VALUE." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the fund will be able to effect such closing transactions at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

Each fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.
Call options written by each fund, other than the International Balanced Portfolio, will normally have expiration dates of less than nine months from the date written. Call options written by the International Balanced Portfolio will normally have expiration dates of less than twelve months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

Each fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal income tax treatment of covered call options.

Purchasing Put Options (All funds). Each fund may purchase put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

Each fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a fund when purchasing a put option will be recorded as an asset in the fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options (All funds). Each fund may purchase call options. As the holder of a call option, a fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the fund's current return.

Interest Rate and Currency Futures Contracts (All funds).   Each fund may
enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the fund. A fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A fund may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the fund's exposure to interest rate and currency exchange rate fluctuations, the fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Company intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

Each fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the fund owns, or Futures Contracts will be purchased to protect a fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Equity Portfolio, the Pacific Portfolio, the International Balanced Portfolio and the Emerging Market Portfolio may each also enter into Futures transactions for non-hedging purposes, subject to applicable law.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the fund with a broker in order to initiate Futures trading and to maintain the fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the fund. In computing daily net asset values, the fund will mark to market the current value of its open Futures Contracts. Each fund expects to earn interest income on its margin deposits.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal tax treatment of Futures Contracts.

Options on Futures Contracts (All funds). Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the fund or to reduce or eliminate the hedge position then currently held by the fund, the fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the fund's assets. The Global Government Bond Portfolio and the European Portfolio will enter into transactions in Futures Contracts and options on Futures Contracts only for hedging purposes.

Forward Currency Contracts, Options on Currency and Currency Swaps (All funds). A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the fund anticipates purchasing securities.

Each fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A fund may also enter into currency swaps. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers.

Interest Rate Swaps, Caps and Floors (All funds). Among the hedging transactions into which the funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Each fund intends to use these transactions as a hedge and not as a speculative investment. Each fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

A fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Manager and the funds believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to their borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the funds may invest in any such options and contracts as may be developed to the extent consistent with their investment objectives and regulatory requirements applicable to investment companies.

OTHER PRACTICES

Repurchase Agreements (All funds). Each fund may enter into repurchase agreements. International Equity Portfolio, Pacific Portfolio, International Balanced Portfolio and Emerging Markets Portfolio each may invest in repurchase agreements up to 25% of its total assets. A repurchase agreement is a contract under which a fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is each fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a fund which are collateralized primarily by the securities subject to repurchase. A fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, the Manager monitors the creditworthiness of all issuers with which each fund enters into repurchase agreements.

Reverse Repurchase Agreements (All funds). Each fund does not currently intend to commit more than 5% of a fund's net assets to reverse repurchase agreements. Each fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, are considered to be borrowings by a fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Company can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities.
Such transactions are only advantageous if the fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction
than the interest cost of obtaining that cash.   Opportunities to realize
earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Company intends to use the reverse repurchase technique only when the Manager
believes it will be advantageous to the fund.   The use of reverse
repurchase agreements may exaggerate any interim increase or decrease in the value of the participating fund's assets. The Company's custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitments.

Borrowing (All funds). Each fund may borrow up to 33?% (except that Emerging Markets Portfolio may borrow only up to 10% and European
Portfolio may borrow only up to 25%) of the value of its total assets from banks for temporary or emergency purposes, such as to meet the fund's redemptions.

Leverage (International Balanced, International Equity and Pacific). International Equity Portfolio, International Balanced Portfolio and Pacific Portfolio each may borrow from banks, on a secured or unsecured basis, up to 33?% of the value of its total assets and use the proceeds to make additional investments. Income and appreciation from such investments will improve a fund's performance if they exceed the associated borrowing costs, but will impair a fund's performance if they are less than the borrowing costs. This speculative factor is known as "leverage."

Leverage creates an opportunity for increased returns to shareholders of a fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the fund's shares and in the fund's yield. Although the principal or stated value of such borrowings will be fixed, the fund assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the fund.

Securities Lending (All funds). Global Government Bond Portfolio, European Portfolio, International Balanced Portfolio and Emerging Markets Portfolio each may lend securities in amounts up to one-third of total assets. International Equity Portfolio and Pacific Portfolio each may lend securities in amounts up to 15% of total assets. Each fund may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Each fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments.
In connection with lending of securities the Company may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of each fund. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the fund's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, no fund will make loans to other persons.

When-Issued and Delayed Delivery Securities (All funds). These funds each may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the fund at the time of entering into the transaction. The Chase Manhattan Bank, the Company's custodian (the "Custodian") will maintain, in a segregated account of the applicable fund, cash, debt securities of any grade or equity securities, having a value equal to or greater than the fund's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are market to market daily, pursuant to guidelines established by the Directors. The Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time a fund enters into the commitment and no interest accrues to the fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Short Sales. (All funds) European Portfolio may sell securities "short against the box." While a short sale is the sale of a security the fund does not own, it is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The ability to use short sales to defer recognition of gains was substantially limited by certain "constructive sale" tax provisions enacted in 1997.

*  *  *  *  *  *  *  *

The Articles of Incorporation of the Company permit the Board of Directors to establish additional funds of the Company from time to time. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Directors at the time such funds were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.


RISK FACTORS

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Non-diversification and Geographic Concentration. Funds that are "non-diversified" are permitted to invest a greater proportion of their assets in the securities of a smaller number of issuers, and thus may be subject to greater credit and liquidity risks with respect to their individual portfolios than a fund that is more broadly diversified. In addition, concentration of a fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

Fixed Income Securities. Investments in fixed income securities may subject the funds to risks, including the following.

	Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

	Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

	Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

Below Investment Grade Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Foreign Securities.   Investments in securities of foreign issuers involve
certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

Special Risks of countries in the Asia Pacific Region.   Certain of the
risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A developing or
emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Restrictions on Foreign Investment.   Some countries prohibit or impose
substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for a fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the 1940 Act restricts a fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the fund's investments in certain foreign banks and other financial institutions.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Generally, there is less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Derivative Instruments. In accordance with its investment policies, each fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

	Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

	Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

	Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

	Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund's restrictions on illiquid investments.

	Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a fund's portfolio is reviewed and analyzed by the fund's portfolio manager to assess the risk and reward of each such instrument in relation the fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the fund and its shareholders.

Special Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other fund assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each fund has sufficient assets to satisfy its obligations under a Futures Contract, the fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Economic and Monetary Union (EMU). EMU is scheduled to occur on January 1, 1999, when 11 European countries adopt a single currency - the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank will be responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios.

Year 2000.   The investment management services provided to each fund by the Manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on a fund's operations, including the handling of securities trades, pricing and account services. The Manager and Salomon Smith Barney have advised each fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the funds' custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair funds services at that time.


INVESTMENT RESTRICTIONS

The Company has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each fund affected by the change as defined in the 1940 Act and Rule 18f-2 thereunder (see "Voting").

Without the approval of a majority of its outstanding voting securities, the Global Government Bond Portfolio may not:


1.		Change its subclassification as an open-end fund.;

1.		Change its subclassification as a non-diversified company;

1.		Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

1.		Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's' investment objective and policies); or (d) investing in real estate investment trust securities.

1.		Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

1.		Issue senior securities.

1.		Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

1.		Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

1.		Enter into a Futures Contract or a commodity option other than for bona fide hedging purposes and, if, as a result thereof, more than 5% of the fund's total assets (taken at market value at the time of entering into the contract or commodity option) would be committed to initial margin on futures contracts and premiums on commodity options all within the meaning of Regulation 4.5 of the CFTC.

In addition, the following policies have also been adopted by the Global Government Bond Portfolio but are not fundamental and accordingly may be changed by approval of the Board of Directors. The fund may not:


1.		Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

1.		Have more than 15% of its total assets at any time invested in or subject to puts, calls or combinations thereof.

1.		Invest in companies for the purpose of exercising control or management.

1.		Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

1.		Invest in securities of another investment company except as permitted by Section 12(d)(1)(a) of the 1940 Act, or as part of a merger, consolidation, or acquisition.

1.		Invest in securities of an issuer if the investment would
cause the fund to own more than 10% of any class of securities of any one issuer.

1.		Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the fund may invest in, or sponsor such programs.

1.		Invest more than 5% of its total assets in securities of
companies having, together with their predecessors, a record of less than three years of continuous operation.

Without the approval of a majority of its outstanding voting securities, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may not:


1.		With respect to each of the European Portfolio, the
International Equity Portfolio and the Pacific Portfolio, invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder

1.		With respect to each of the Emerging Markets Portfolio and the
International Balanced Portfolio, deviate from its subclassification as a non-diversified company.

1.		Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

1.		Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

1.		With respect to each of the Emerging Markets Portfolio and the
European Portfolio, borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

1.		With respect to each of the International Balanced Portfolio, the International Equity Portfolio and the Pacific Portfolio, borrow money, except that (a) the Portfolio may borrow from banks under certain circumstances where the fund's Manager reasonably believes that (i) the cost of borrowing and related expenses will be exceeded by the fund's return from investments of the proceeds of the borrowing in portfolio securities, or (ii) the meeting of redemption requests might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and
(b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

1.		Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

1.		Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

1.		Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

In addition, the following policies have also been adopted by the European Portfolio, the Emerging Markets Portfolio, the International Balanced Portfolio, the International Equity Portfolio and the Pacific Portfolio, but are not fundamental and accordingly may be changed by approval of the Board of Directors. The funds may not:


1.		Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

1.		Purchase interests in oil, gas and/or mineral exploration or development programs (including mineral leases), except for purchases of currencies and futures and options and other related contracts as described in the Prospectus from time to time and except for the purchase of marketable securities issued by companies that have such interests.

1.		Purchase securities of any other registered investment
company, except in connection with a merger, consolidation, reorganization or acquisition of assets; provided, however, that each of the funds may also purchase shares of other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act.

1.		Make investments in securities for the purpose of exercising control over or managing the issuer.

1.		Purchase securities of any issuer (including any predecessor)
which has been in operation for less than three years if immediately after such purchase more than 5% of the value of the total assets of the fund would be invested in such securities.

1.		Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

1.		Purchase warrants if as a result the fund would then have more than 5% of its net assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") will be limited to 2% of the fund's net assets (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value.


ADDITIONAL TAX INFORMATION

The following is a summary of the material federal tax considerations affecting a fund of the Company. In addition to the considerations described below there may be other federal, state, local or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

General

Each fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for tax treatment as a separate regulated investment company so long as such qualification is in the best interest of its shareholders. In each taxable year that each fund qualifies, each fund will pay no federal income tax on its net investment income and net short-term and long-term capital gains that are distributed to shareholders in compliance with the Code's timing and other requirements.

To so qualify, a fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, Futures and forward contracts) derived from its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers controlled by the fund and engaged in the same, similar or related trades or businesses. The diversification requirements described above may limit the fund's ability to engage in hedging transactions by writing or buying options or by entering into Futures or forward contracts.

Foreign currency gains that are not directly related to a fund's principal business of investing in stock or securities, or options or forward contracts thereon, might be excluded by regulations from income that counts toward the 90% gross income requirement described above.

As a regulated investment company, each fund will not be subject to U.S. federal income tax on net investment income and net short-term and long-term capital gains distributed to shareholders if, as is intended, the fund distributes at least 90% of its net ordinary income and any excess of its net short-term capital gain over its net long-term capital loss to the fund's shareholders for each taxable year of the fund.

Each fund, however, will generally be subject to a nondeductible federal excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. Each fund intends to make timely distributions of its income (including any net capital gains) in compliance with these requirements. As a result, it is anticipated that each fund will not be subject to the excise tax.

For federal income tax purposes, dividends declared by each fund in October, November or December as of a record date in such month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.

Gains or losses that a fund recognizes upon the sale or other disposition of stock or securities will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the fund sells the stock or security short or acquires a put or writes a call thereon or it is otherwise subject to the straddle rules described below. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on stock or securities will generally be treated as gains and losses from the sale of stock or securities but may in some cases be subject to the mark-to-market rules described below. If an option written for a fund lapses or is terminated through a closing transaction the fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction and subject to possible recharacterization for certain listed nonequity options under the "60/40 rule" described below. If a fund sells stock or securities pursuant to the exercise of a call option written by it, the fund will add the premium received to the sale price of the stock or securities delivered in determining the amount of gain or loss on the sale.
Under the Code, gains or losses attributable to foreign currency forward contracts or certain foreign currency options or futures contracts, or to fluctuations in exchange rates between the time a fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the fund denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and Futures contracts entered into by a fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the fund on such contracts or options or on the underlying securities and therefore affect the fund's distributions.

Certain options, Futures and foreign currency contracts held by a fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Generally, sixty percent of any capital gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and 40% will be treated as short-term capital gain or loss (the "60/40 rule"), regardless of how long the fund has held such options or contracts. Certain of these gains or losses that relate to some currency-related futures, options, or forwards will be recharacterized as ordinary income or loss. Constructive sale rules may also require the recognition of gains (but not losses) if a fund engages in short sales or certain other transactions.

If a fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the fund to its shareholders in a manner that satisfies the requirements described above. If the fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the fund. The funds generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

A fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of
(1) mark to market, constructive sale or other rules applicable to passive foreign investment companies or partnerships in which the fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund's investments in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Income (including, in some cases, capital gains) received by a fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the fund's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the fund distributed to shareholders.

If, at the end of a fund's taxable year, more than 50% of the value of that fund's total assets consist of stock or securities of foreign corporations, the fund may make an election pursuant to which qualified foreign income taxes paid by it will be treated as paid directly by its shareholders. A fund will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If a fund makes such an election, the amount of such qualified foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit, provided that certain holding period requirements are satisfied, or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Tax-exempt shareholders generally will not be able to use any credit or deduction. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the fund from its foreign source ordinary income will be treated as foreign source income. The fund's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source ''passive income,'' such as the portion of dividends received from the fund that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the qualified foreign income taxes paid by a fund.

Prior to investing in shares of the fund, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

Distributions

If the net asset value of shares of a fund is reduced below a shareholder's cost as a result of distribution by the fund, such distribution will be taxable even though it represents a return of invested capital.

Dividends from net investment income and distributions of realized short-term capital gains, whether paid in cash or automatically invested in additional shares of the fund, are taxable to shareholders as ordinary income. The funds' dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions by the funds may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

The Company is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability. Distributions to nonresident aliens and foreign entities may also be subject to other withholding taxes.

Redemption of Shares

Any gain or loss realized on the redemption or exchange of fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss, provided in each case that the transaction is properly treated as a sale rather than a dividend for tax purposes.

However, any loss realized by such a shareholder upon the redemption or exchange of fund shares held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of fund shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in fund shares.

In determining gain or loss, a shareholder who redeems or exchanges shares in a fund within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges due to any reinvestment right for investing in the same fund or a different fund, such as pursuant to the rights discussed in ''Exchange Privilege.''


IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Company or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1998.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Company through the Salomon Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


PERFORMANCE INFORMATION

From time to time the Company may advertise a fund's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Company may include a fund's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows what an investment in the fund would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Company may also quote the fund's total return for present shareholders that eliminates the sales charge on the initial investment. The following chart reflects the financial performance of the funds through the period ended October 31, 1998 for the one, and five year periods and since inception:

Average Annual Total Returns
SEC Returns



5 Year
5 Year
Since Inception

Name of fund

Class

1 Year

Annualized

Cumulative

Annualized

Cumulative

International
Equity1
inception: 11-22-91
inception: 11-7-94
inception: 1-4-93
inception: 6-16-94
inception: 11-7-94

A
B
L
Y
Z

%
%
%
%
%

%
--
--
--
--

%



--

%*
%
%
%
%

%*
%
%
%
%
Global Government
Bond
inception: 7-22-91
inception: 11-18-94
inception: 1-4-93
inception: 2-19-93

A
B
L
Y

%
%
%
%

%
--
--
--

%
--
--
--

%
%
%
%

%
%
%
%
International
Balanced
inception: 8-25-94
inception: 11-7-94
inception: 8-25-94
inception: 2-7-96

A
B
L
Y

%
%
%
%

--
--
--
--

--
--
--
--

%
%
%
%

%
%
%
%
Pacific
inception: 2-7-94
inception: 11-7-94
inception: 2-11-94

A
B
L

%
%
%

--
--
--

--
--
--

%
%
%

%
%
%
European
inception: 2-7-94
inception: 11-7-94
inception: 2-14-94

A
B
L

%
%
%

--
--
--

--
--
--

%
%
%

%
%
%
Emerging Markets
inception: 5-12-95
inception: 5-12-95
inception: 5-12-95

A
B
L

%
%
%

--
--
--

--
--
--

%
%
%

%
%
%

1 The International Equity Portfolio's performance record includes the performance of the Fenimore International Fund through November 22, 1991. The shareholders of the Fenimore International Fund approved a reorganization with the fund at their October 31, 1991 shareholder's meeting. As a result, all shares of the Fenimore International Fund were exchanged at the close of business on November 22, 1991 for shares of the fund. Prior to November 22, 1991 the fund had not made an offering of its shares.

*These numbers represent the financial performance for the ten-year period ended October 31, 1998.

Note that, (i) prior to June 12, 1998, Class L shares were called Class C shares; (ii) prior to November 7, 1994, Class C shares were called Class B shares; and (iii) prior to November 7, 1994, Class Y shares of Global Government Bond Portfolio were called Class C shares. Note further, that effective October 3, 1994, with respect to the International Equity, International Balanced, European and Pacific Portfolios, Class C shares of each such fund were reclassified as additional Class A shares.

The Global Government Bond Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and analyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the portfolio; income on short-term obligations is based on current payment rate.

The Company calculates current dividend return for each fund by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Company may include the fund's current dividend return in information furnished to present or prospective shareholders and in advertisements.

Each fund's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the fund's current dividend return to yields published for other investment companies and other investment vehicles. Current dividend return should also be considered relative to changes in the value of the fund's shares and to the risks associated with the fund's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

Standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. Each fund calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles.

Performance information may be useful in evaluating a fund and for providing a basis for comparison with other financial alternatives. Since the performance of the fund changes in response to fluctuations in market conditions, interest rates and fund expenses, no performance quotation should be considered a representation as to the fund's performance for any future period.

A fund may from time to time compare its investment results with the following:

(1) Various Salomon Smith Barney World Bond Indices and J.P. Morgan Global Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

(2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed-rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations), or other similar indices.

(3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

(4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

(5) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

(6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

(7) Standard & Poor's 500 Index ("S&P 500") which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

(8) Smith Barney Broad Investment Grade Bond Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

(9) Dow Jones Industrial Average which is a price-weighted average of 30 actively traded stocks of highly reputable companies prepared by Dow Jones & Co.

(10)  Financial News Composite Index.

(11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

(12) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.

(13) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.

Indices prepared by the research departments of such financial organizations as Salomon Smith Barney, Inc., Merrill Lynch, Bear Stearns & Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be
used.   Each fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other financial publications.


DETERMINATION OF NET ASSET VALUE

The net asset value per share of each fund normally is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each Class by the total number of shares of the Class outstanding. If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed for the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the fund's net assets, and current market value of such options sold by the fund will be subtracted from the fund's net assets. Any other investments of the fund, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the fund could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the fund may not take place contemporaneously with the determination of the prices of investments held by such fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that fund.


PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Purchase of Shares

General. Each fund offers four Classes of shares, except for International Equity Portfolio, which offers five classes. Class A and Class L shares are sold to investors with an initial sales charge. Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class L shares are also subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares of (i) International Equity Portfolio - $5 million minimum initial investment and (ii) Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See the applicable Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase. Class Z shares (of International Equity Portfolio only) are offered exclusively to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. Information regarding how to purchase, sell and exchange Class Z shares is contained in the Class Z shares prospectus.

Purchases of shares of a fund must be made through a brokerage account maintained with Salomon Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Company through the transfer agent. When purchasing shares of a fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in a fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000 (for International Equity Fund, $5,000,000). Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in a fund is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the transfer agent. Share certificates are issued only upon a shareholder's written request to the transfer agent.

Purchase orders received by the Company or Salomon Smith Barney prior to the close of regular trading on the NYSE, on any day the funds calculate their net asset values, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the funds calculate their net asset values, are priced according to the net asset value determined on that day, provided the order is received by the Company's agent prior to he agent's close of business. For shares purchased through Salomon Smith Barney and Introducing Brokers purchasing through Salomon Smith Barney, payment for shares of a fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Company or a Salomon Smith Barney Financial Consultant.

Initial Sales Charge Alternative - Class A Shares. The sales charges applicable to purchases of Class A shares of a fund are as follows:


Global Government Bond Portfolio

All other funds

Amount of
Investment
Sales Charge as
% of
Offering Price

Sales Charge as
% of Amount
Invested

Sales Charge as
% of
Offering Price

Sales Charge as
% of Amount
Invested

Less than
$25,000
4.50%
4.71%
5.00%
5.26%

$ 25,000 -
49,999

4.00
4.17
4.00
4.17

50,000 - 99,999

3.50
3.63
3.50
3.63

100,000 -
249,999

2.50
2.56
3.00
3.09

250,000 -
499,999

1.50
1.52
2.00
2.04

500,000 and
over

-0-
-0-
-0-
-0-

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
The CDSC on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See ''Deferred Sales Charge
Alternatives'' and ''Waivers of CDSC.''

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a fund as defined in the 1933 Act.

The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by ''any person,'' which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Initial Sales Charge Alternative - Class L Shares.  For purchases of
Class L shares, there is a sales charge of 1% of the offering price (1.01% of the net amount invested).

Initial Sales Charge Waivers for Class A Shares. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the same fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of a fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of funds sponsored by Salomon Smith Barney, which are offered with a sales charge, listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes purchases of all Class A shares of the funds and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent to obtain a Letter of Intent application.

A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. For International Equity Portfolio, investors must make an initial minimum purchase of $1,000,000 in Class Y shares of a fund and agree to purchase a total of $5,000,000 of Class Y shares of International Equity Fund within 6 months from the date of the Letter. For all of the other funds, the investor must make an initial minimum purchase of $5,000,000 in Class Y shares of a fund and agree to purchase a total of $15,000,000 of Class Y shares of the same fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Alternatives. CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a fund. A CDSC, however, may be imposed on certain redemptions of these shares. ''CDSC Shares'' are: (a) Class B shares; (b) Class L shares; and
(c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Salomon Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''

Year Since Purchase
Payment Was Made

CDSC

Global Government Bond Fund
CDSC
All other funds

First
5.00%
4.50%

Second
4.00
4.00

Third
3.00
3.00

Fourth
2.00
2.00

Fifth
1.00
1.00

Sixth and
thereafter
0.00
0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any CDSC will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of a fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of CDSC.  The CDSC will be waived on: (a) exchanges (see
''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect the combination of a fund with any other investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs. Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

Each fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in a fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares.   Class A shares of each fund are offered without any
sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares.   Class L shares of each fund are offered without any
sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996.   If, at
the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the funds. (For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996.   In any year after the date a
Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of a fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Existing 401(k) Plans Investing in Class B Shares:   Class B shares of
each fund are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See ''Purchase of Shares-Deferred Sales Charge Alternatives.''

No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan;
(b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

Exchange Privilege

As your needs change, you may wish to reposition your investments. With Smith Barney Mutual Funds, you have the ability to exchange your shares of most Smith Barney mutual funds for those of others within the family.

Except as otherwise noted below, shares of each Class of each fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges.   In the event a Class B shareholder wishes to exchange
all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by a fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges.   Upon an exchange, the new Class L shares will be
deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges.   Class A and Class Y shareholders of a
fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege.   Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a fund's other shareholders. In this event, the Company may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Company will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.
Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "ADDITIONAL TAX INFORMATION" above, followed by a purchase of shares of a different. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Company reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Redemption of Shares

The Company is required to redeem the shares of a fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney World Funds, Inc./[name of fund]
Class A, B, L or Y (please specify)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. Each fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000 of any class or
classes of shares of a fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Company reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

Additional Information regarding Telephone Redemption and Exchange
Program.   Neither the Company, a fund nor any of their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Company, the funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Company reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Company and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.


DIVIDENDS AND DISTRIBUTIONS

Each fund declares and pays income dividends at least annually on its shares and makes annual distributions of capital gains, if any, on such shares. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no initial or deferred sales charges.

Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Salomon Smith Barney Financial Consultant. Accounts held directly by the transfer agent should notify the transfer agent in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.




INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

Mutual Management Corp. (formerly, Smith Barney Mutual Funds Management Inc.) (the ''Manager'') serves as each fund's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (''Holdings''). Holdings is a wholly owned subsidiary of Travelers Group Inc. The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of [November 30, 1998] the Manager had aggregate assets under management of approximately [$xx billion]. The Manager, Salomon Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term ''Smith Barney'' in the title of the Company and the funds has been adopted by permission of Salomon Smith Barney and is subject to the right of Salomon Smith Barney to elect that the Company stop using the term in any form or combination of its name.

The Manager manages the day-to-day operations of each fund pursuant to a management agreement entered into by the Company on behalf of the fund under which the Manager is responsible for furnishing or causing to be furnished to the fund advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the fund and furnishes the fund with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Company. By written agreement the Research and other departments and staff of Salomon Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the fund, thus Salomon Smith Barney may also be considered an investment adviser to the Company. Salomon Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Salomon Smith Barney of performing such services; there is no charge to the Company for such services. For the services provided by the Manager, the management agreement provides that each fund will pay the Manager an annual fee calculated as a percentage of the fund's average daily net assets, paid monthly.

The Management Agreement for the Global Government Bond fund provides for an annual fee calculated at the rate of 0.75% of the fund's average daily net assets, paid monthly; each of the Management Agreements for the International Equity Portfolio, the Pacific Portfolio, the European Portfolio and the International Balanced Portfolio provides for an annual fee calculated at the rate of 0.85% of the fund's average daily net assets, paid monthly; and the Management Agreement for the Emerging Markets Portfolio provides for an annual fee calculated at the rate of 1.00% of the fund's average daily net assets, paid monthly.

For the fiscal years 1996, 1997 and 1998 the management fees for each fund were as follows:

Fund
1996
1997
1998

International Equity
$
$
$

Global Government Bond



European



Pacific



International Balanced



Emerging Markets




Each Management Agreement provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the fund are borne by the Company. Expenses payable by the Company include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Company) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Company's shares and the Company under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Company's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incidental to the Company's existence and extraordinary expenses such as litigation and
indemnification expenses.   Direct expenses are charged to each fund;
general corporate expenses are allocated on the basis of the relative net assets.

The Manager also acts as investment adviser to numerous other open-end investment companies. Salomon Smith Barney also advises profit-sharing
and pension accounts.   Salomon Smith Barney and its affiliates may in the
future act as investment advisers for other accounts.

Distributor

CFBDS, 20 Milk Street, Boston, MA 02109-5408, distributes shares of each fund as principal underwriter and as such conducts a continuous offering pursuant to a ''best efforts'' arrangement requiring CFBDS to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by each fund under Rule 12b-1 under the 1940 Act (a ''Plan''), CFBDS is paid a service fee with respect to Class A, Class B and Class L shares of each fund at the annual rate of 0.25% of the average daily net assets attributable to these Classes. CFBDS is also paid a distribution fee with respect to Class B and Class L shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by CFBDS to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of CFBDS associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or CFBDS at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

Payments under each Plan with respect to Class B and Class L shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The Company's Board of Directors will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by CFBDS, amounts received under the Plan and proceeds of the CDSC.

Prior to October 8, 1998 Salomon Smith Barney served as principal underwriter of the funds' shares under the funds' prior 12b-1 distribution plans (the "Prior Plans"). The prior plans were substantially similar to the Plans. For the year ended October 31, 1998, the table below represents the fees which have been accrued and/or paid to Salomon Smith Barney under the Prior Plans or CFBDS under the Plans pursuant to Rule 12b-1 for the funds. The distribution expenses for 1998 included compensation of financial consultants and printing costs of prospectuses
and marketing materials.   Pursuant to the Plans, CFBDS incurs the
expenses of distributing the Company's Class A, Class B and Class L shares.

Fund
Class A
Class B
Class L
Total

International Equity
$
$
$
$
Global Government Bond




European




Pacific




International Balanced




Emerging Markets





During the fiscal years 1996 and 1997 aggregate sales commissions of $1,438,000 and $1,613,000, respectively, were paid to Salomon Smith Barney by the purchasers of shares. During the fiscal year 1998 aggregate sales commissions of $___________________ were paid by the purchasers of shares ($______________ to Salomon Smith Barney and and ____________ to CFBDS).
A contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B shares and Class L shares. For Class B shares, for each of the funds, except the Global Government Bond Portfolio, the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of the Global Government Bond Portfolio the maximum CDSC is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A CDSC of 1% is imposed on redemptions of Class L shares. A CDSC of 1.00% is also imposed on redemptions of Class A shares that were purchased without an initial sales charge but subject to a CDSC if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the shares.

CFBDS will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by CFBDS are distribution expenses within the meaning of the Plans and may be paid from amounts received by CFBDS from the Company under the Plans.

Brokerage and Portfolio Transactions

The Manager is responsible for allocating the Company's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Salomon Smith Barney. No fund will deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

The Company attempts to obtain the most favorable execution of each portfolio transaction in the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, that is, the best combination of net price and prompt reliable execution. In the opinion of the Manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Company takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Company takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Company such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the Manager's expenses in a determinable amount.
These various services may, however, be useful to the Manager or Salomon Smith Barney in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Company.

The Board of Directors of the Company has adopted certain policies and procedures incorporating the standard of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to Salomon Smith Barney must be "reasonable and fair compared to the commission fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews. In all trades directed to Salomon Smith Barney, the Company has been assured that its orders will be accorded priority over those received from Salomon Smith Barney for its own accounts or for any of its directors, officers or employees. The Company will not deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

In placing orders for the Global Government Bond Portfolio's transactions, the Manager seeks to obtain the best net results. The Manager has no agreement or commitment to place orders with any broker-dealer. Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without stated commission, although the price of the security usually includes a profit to the dealer. United States and foreign government securities and money market instruments are generally traded in the OTC markets. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on Futures, currency and options transactions purchased on behalf of the fund. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets.

The Company effects transactions with a view towards attaining each fund's investment objective, and although it is not limited by a predetermined rate of portfolio turnover, it is expected that the annual turnover rate for each of the International Equity Portfolio, the Global Government Bond Portfolio, the European Portfolio, the Pacific Portfolio and the equity portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 100% in normal circumstances and that the annual turnover rate for the debt portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 200% in normal circumstances. A high portfolio turnover results in correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads that a fund will bear directly, and may result in the realization of net capital gains, distributions of which are taxable to shareholders.

Shown below are the total brokerage fees paid by the Company on behalf of the International Equity Portfolio, European Portfolio, Pacific Portfolio, International Balanced Portfolio and the Emerging Markets Portfolio during 1996, 1997 and 1998. Also shown is the portion paid to Salomon Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 1998, the total amount of commissionable transactions was $___________ of which $____________(x%) was directed to Salomon Smith Barney and executed by unaffiliated brokers and $_____________(xx%) of which was directed to other brokers.

Commissions








Total

To Salomon
Smith Barney

To Others

1996
$3,971,236
$31,857*
(.80%)
$3,939,379
(99.20%)

1997
3,310,496
52,098* (1.57%)
3,258,398
(98.43%)

1998
__________
____* ____%
  _______
_______%
_________________
* Directed to Salomon Smith Barney and executed by unaffiliated brokers.


CUSTODIAN

Portfolio securities and cash owned by the Company are held in the custody of The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.


INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Company's independent auditors to examine and report on the financial statements and financial highlights of the Company for its fiscal year ending October 31, 1998.


VOTING

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Company. At such a meeting, a director may be removed after the holders of record of at least 75% of the outstanding shares of the Company have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. The Company will assist shareholders in calling such a meeting as required by the 1940 Act. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected fund or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected fund or class) are represented at the meeting in person or by proxy.

The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund of the Company as of December 18, 1998.



EUROPEAN PORTFOLIO CLASS A
PERCENTAGE OF SHARES
1
David Hokin
SSB IRA Custodian
40 Skokie Blvdroad
Suite 105
Northbrook, IL 600621614
5.1517


INTERNATIONAL BALANCED PORTFOLIO CLASS L
PERCENTAGE OF SHARES

Hr Ernest H Lorch
200 East End Avenue
New York, NY 10128-7831
7.4479

PACIFIC PORTFOLIO CLASS A
PERCENTAGE OF SHARES

Glenn L. Plemmons and Sheila R. Plemmons JTTEN
4832 NW Bruno Place
Corvallis, OR 97330-2242
21.8741

Sheila R. Plemmons
SSB Spousal IRA Custodian
4832 NW Bruno Place
Corvallis, OR 97330-2242
5.4685

PACIFIC PORTFOLIO CLASS L
PERCENTAGE OF SHARES

Holly F. Greene and George C. Greene JTWROS
P.O. Box 30712
Charleston, SC 29417-0712
5.2404

GLOBAL GOVERNMENT BOND PORT CLASS A
PERCENTAGE OF SHARES

Srs. Of Providence Community
Support Trust - Intl Inv.
Generalate - Finance Office
Owens Hall
St. Mary of the W, IN 47876-1096
8.0754

Smith Barney Inc.
333 W 34th Street
New York, NY 10001
5.7036
GLOBAL GOVERNMENT BOND PORTFOLIO CLASS L
PERCENTAGE OF SHARES

Alberto N. Roca
Smith Barney Inc. Rollover Cust.
13702 Teal Shore Ct.
Houston, TX 77077-3421
5.9051

Kenneth A. Dishell
Special Acct #1
26721 Carol
Franklin. MI 48025-1722
5.4967
GLOBAL GOVERNMENT BOND PORTFOLIO CLASS Y
PERCENTAGE OF SHARES

Smith Barney
Concert Series, Inc.
Balanced Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
63.2855

Smith Barney
Concert Series, Inc.
Conservative Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
17.5281

Smith Barney
Concert Series, Inc.
Select Balanced Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
14.8431

INTERNATIONAL EQUITY PORTFOLIO CLASS Y
PERCENTAGE OF SHARES

Smith Barney
Concert Series, Inc.
Growth Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
24.2776

Smith Barney
Concert Series, Inc.
High Growth Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive
Suite 440
Lester, PA 19113-1522
18.7541

Wachovia Bank of NC NA TTEE
USAA Retirement Trust
Smith Barney International Equity
Attn: Mutual Funds MC: NC-31051
301 North Main Street
Winston-Salem, NC 27150
13.0528

Wachovia Bank of North Carolina NA
Successor Trustee U/A DRD 7-1-95
For USAA Savings & Investment Plan
Attn: Mutual Funds
301 North Main Street - MC: MC-31051
Winston-Salem, NC 27150
9.7173
5
Smith Barney
Concert Series, Inc
Balanced Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113-1522
7.5276
INTERNATIONAL EQUITY PORTFOLIO CLASS Z
PERCENTAGE OF SHARES

Citibank N A TTEE
Travelers Group Master Trust
Smith Barney 401K Savings Plan
111 Wall Street
20th Floor - Attn: N. Krowenberg
New York, NY 10043
99.9921
EMERGING MARKETS PORTFOLIO CLASS Y
PERCENTAGE OF SHARES

Smith Barney
Concert Series, Inc.
Global Portfolio PNC Bank, NA
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113-1522
100.00

OTHER INFORMATION ABOUT THE COMPANY

General. The Company, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Company has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate funds and may authorize the issuance of additional series of shares in the future. The assets of each fund are segregated and separately managed and a shareholder's interest is in the assets of the fund in which he or she holds shares. Class A, Class B, Class L, Class Y shares of a fund (and Class Z shares of International Equity Fund) represent interests in the assets of the fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class.

Shareholder Meetings. As described under ''Voting,'' the Company ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Company's outstanding shares for the purpose of voting to remove directors, and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

Minimum Account Size. The Company reserves the right to involuntarily liquidate any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500. (If a shareholder has more than one account in this fund, each account must satisfy the minimum account size.) The Company, however, will not redeem shares based solely on market reductions in net asset value. Before the Company exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.
Transfer Agent. The funds' transfer agent is First Data Investors' Services, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent.

Annual and Semi-Annual Reports. Management's discussion and analysis, and additional performance information regarding the funds during the fiscal year ended October 31, 1998 is included in the annual report dated October 31, 1998. A copy of the annual report may be obtained upon request and without charge from a Salomon Smith Barney Financial Consultant or by writing or calling the Company at the address or phone number listed on page one of this statement of additional information.

The Company sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Company at the end of the period covered. In an effort to reduce the Company's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Salomon Smith Barney Financial Consultant or the transfer agent.

The Smith Barney Mutual Fund family. The Smith Barney Mutual Fund Family encompasses more than 60 mutual funds, representing approximately $87 billion of shareholder assets under management as September 30, 1998. This places us among the largest mutual fund companies in the United States. Our portfolio managers average approximately 25 years of experience in the financial field-of which, on average, 18 have been with Smith Barney.

By building a core portfolio of mutual funds with complementary investment styles, individuals can work toward specific goals of capital appreciation, regular income and preservation of investment principal. Your Salomon Smith Barney Financial Consultant can recommend and provide a prospectus for one or more mutual funds designed to help you meet your individual goals for education funding, retirement and changing lifestyle needs.

Smith Barney Mutual Funds provides a broad selection of funds to suit every investment goal, from capital appreciation to preservation of investment principal. Our Family is divided into these main categories:

?	Growth-For individuals seeking long-term capital appreciate through investments in common stocks. Some of our growth funds also give equal emphasis to income.

?	Taxable Fixed Income-for individuals seeking current income.

?	Tax-Exempt fixed Income Fund for individuals seeking a tax-exempt investment that allows them to keep more of what they earn for current spending or future investment.

?	Global/International-for individuals seeking to diversity their portfolio to include long-term capital appreciation or income from investments in markets around the world.

?	Concert Allocation Series

Smith Barney Family of Funds. Investors can be different in how they wish to reach their financial goals. That's why Smith Barney offers four different Series of funds. Some investors, guided by their Financial Consultant, prefer to take an active role in allocating their investment portfolio. For these investors we offer the Style Pure Series. Others prefer to rely on the asset allocation decisions of experienced portfolio managers, and may fund solutions to their investment needs in our Classic Series. For investors who want to explore opportunities using a narrower focus, we offer the Speciality Series. The Concern Allocation Series allows investors to invest in a diversified "fund of funds."

Style Pure Series. Smith Barney mutual funds designated as Style Pure are the basic building blocks of asset allocation. Other than maintaining minimal cash, or under extraordinary market conditions, each of these funds if 100% invested, 100% of the time within its designated asset classes and designated investment style. The Style Pure Series enables you and your Salomon Smith Barney Financial Consultant to control your asset allocation decisions using funds managed by experienced portfolio managers:

Global/International Funds
Taxable Fixed Income Funds
Emerging Markets Portfolio
Adjustable Rate Government
Income Fund
Government Securities Fund
European Portfolio
High Income Fund
Pacific Portfolio
Investment Grade Bond Fund

Managed Governments Fund
Growth Funds
Short-Term High Grade Bond Fund
Large Cap Blend Fund
U.S. Government Securities Fund
Large Capitalization Growth Fund

Large Cap Value Fund
Tax-Exempt Fixed Income
Mid Cap Blend Fund
Limited Term Portfolio
Small Cap Blend
Municipal High Income Fund

National Portfolio


Class Series. The Classic Series lets you participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives:

Global/International Fund
Taxable Fixed Income Funds
Global Government Bond Fund
Diversified Strategic Income Fund
Hansberger Global Small Cap Value
Fund
Total Return Bond Fund
Hansberger Global Value Fund
Tax-Exempt Fixed Income Fund
International Balanced Portfolio
Managed Municipals Fund
International Equity Portfolio

Growth Funds

Aggressive Growth Fund

Appreciation Fund

Balanced Fund

Concert Peachtree Growth Fund

Contarian Fund

Fundamental Value Fund

Premium Total Return Fund

Special Equities Fund



Specialty Series. Mutual funds included in Smith Barney's Specialty Series explore opportunities in a narrower sector of the market or by using a narrower investment focus:

Growth Funds
State-Specific, Intermediate-Term
Tax-Exempt Fixed Income Funds

Concert Social Awareness Fund
Intermediate Maturity California
Convertible Fund
Municipals Fund
Natural Resources Fund
Intermediate Maturity New York
S&P 500 Index Fund

State-Specific Tax-Exempt Fixed
Income Funds

Arizona
New Jersey
California
New York
Florida
Oregon
Georgia
Pennsylvania
Massachusetts


Concert Allocation Series. These "funds of funds" are designed to provide you with targeted objectives, but at diversification levels that are significantly greater than an investment in a single fund can provide. Currently, available options include Global, High Growth, Growth, Balanced conservative and Income Portfolios. These Portfolios' objectives are achieved through stock and bond fund allocations that range from 100% stocks to 10% stocks/90% bonds, allowing you to match "funds of funds" in the Concern Allocation Series with your changing financial goals and risk tolerance.

The Global Portfolio
The Balanced Portfolio
The High Growth Portfolio
The Conservative Portfolio
The Growth Portfolio
The Income Portfolio

Help Along the Way

A professionally trained Salomon Smith Barney Financial Consultant is ready, willing and able to serve as a reliable financial guide throughout your financial journey. Talk with you Financial Consultant, before you invest in order to help prioritize your goals. Once you've set your sights on clear objectives, rely on the expertise of this dedicated professional to help you determine which investment mix may be suited to your unique circumstances.

Your Financial Consultant knows from experience that allocating assets is a key part of determining the long-term success of investment strategies. As you circumstances and life style change, your Financial Consultant will suggest adjustments to your strategy in order to keep you on the right road and on track for achieving your financial goals.

Should I Consider International Investment? Whether you're a conservative or aggressive investor, just starting to save nearing retirement, chances are you could benefit from investing a portion of your overall portfolio in international stocks and bonds. The Smith Barney mutual fund family has a variety of international mutual funds designed to help you gain access to:

Expanded horizons. Today, approximately 55% of the world's stock and bond opportunities are found beyond U.S. boundaries. And non-U.S. markets represent some of the fastest-growing economies in the world.

Potential for higher returns. Taken as a whole, foreign markets have outperformed their domestic counterparts on a long-term basis. Foreign markets do not outperform the U.S. every quarter of every year, but they have delivered superior returns over time.

Enhanced diversification. One of the most significant benefits of investing abroad is the potential for reducing risk. Intentionally diversified portfolios tend to experience less overall price volatility than portfolios invested in single markets. Since world markets do no necessarily move in tandem with those of the U.S. many international markets may be on the rise when U.S. markets are down.
Tax-Exempt Fixed Income Funds. Tax-exempt fixed income funds, also known as "municipal bond mutual funds", seek to provide tax-exempt income by investing in portfolios of select municipal bonds. Cities, states, and municipalities issue municipal bonds to finance ongoing operations and public projects. These tax-exempt funds have remained tax-free and offer the potential to provide shareholders with income and capital growth at levels that may equal or exceed total returns from taxable investments on an after-tax basis. Maturity and credit quality can be important factors in determining the potential risks and rewards of a municipal bond investment. Longer-term bond funds generally offer higher yields but your principal will be more affected by interest rate changes, therefore, are more risky. Municipal bonds that are of lower credit quality tend to be riskier because they are subject to credit risk, however, they generally offer higher yields. Tax-exempt funds may be appropriate for investors in high tax brackets. If you are risk-averse, or have shorter-term goals, an intermediate or shorter-term investment may be more appropriate.
Investors with longer time horizons or a greater tolerance for risk may benefit from the higher yields offered by longer-term municipal funds.

FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the indicated pages of the Company's 1998 Annual Report to Shareholders, copies of which are furnished with this Statement of Additional
Information.



Page(s) in Annual Report (Global
Government Bond, International
Balanced and International
Equity Portfolios)
Page(s) in Annual Report
(Emerging Markets,
European and Pacific
Portfolios)



Average Annual Total Return



Line Graph Showing Growth of
   $10,000 Investment



Statements of Assets and
Liabilities


Statements of Operations



Statement of Changes in Net
Assets


Notes to Financial Statements



Financial Highlights


Independent Auditor's Report







APPENDIX - RATINGS OF DEBT OBLIGATIONS


BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group ("Standard & Poors")

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income bonds on which no interest is being paid.

	D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


48





PART C Other Information

Item 23.	Exhibits

a.1	Articles of Incorporation (1)
a.2	Articles Supplementary to Articles of Incorporation for
	International Equity Portfolio (2)
a.3	Articles of Amendment to the Articles of Incorporation
	for the Fund dated November 10, 1992 (3)
a.4	Articles Supplementary to Articles of Incorporation for
	the Fund dated December 8, 1992 (3)
a.5	Articles Supplementary to Articles of Incorporation for
	Pacific Portfolio and European Portfolio(10)
a.6	Articles Supplementary to Articles of Incorporation for
	International Balanced Portfolio (11)
a.7	Form of Articles Supplementary to Articles of
	Incorporation for Emerging Markets Portfolio(12)
a.8	Articles of Amendment to the Articles of Incorporation
	for the Fund dated June 4, 1991(13)
a.9	Articles Supplementary to Articles of Incorporation for
	the Fund dated July 13, 1994 (13)
a.10	Articles of Amendment to Articles of Incorporation for
	the Fund dated November 3, 1994(13)
a.11	Articles of Amendment to Articles of Incorporation for
	the Fund dated November 3, 1994(13)
a.12	Articles Supplementary to Articles of Incorporation for
	the Fund dated November 3, 1994(13)
a.13	Articles Supplementary to Articles of Incorporation for
	Emerging Markets Portfolio dated November 10, 1994(13)

b.	Bylaws (4)
c.	Form of Stock Certificates for the International
	Equity Portfolio, the Global Government Bond
	Portfolio, the Pacific Portfolio and the European
	Portfolio (9)

d.1	Form of Management Agreement for Global Government Bond Portfolio
(16)
d.2	Form of Management Agreement for International Equity Portfolio (16)
d.3	Form of Management Agreement for Pacific Portfolio (16)
d.4	Form of Management Agreement for European Portfolio (16)
d.5	Form of Management Agreement for International Balanced Portfolio
(16)
d.6	Form of Management Agreement for Emerging Markets Portfolio (16)
d.7	Form of Subadvisory Agreements(16)

e.1	Form of Distribution Agreement (16)
e.2	Form of Selling Group Agreement (6)
e.3	Form of Distribution Agreement is filed herewith.

f.	Not applicable
g.	Form of Custodian Agreement (15)
h.	Form of Transfer Agency Agreement  (16)
i.	Opinion and Consent of Counsel (6)
j.	Auditors' Consent *
k.	Not applicable
l.	Form of Subscription Agreement (4)
m.1	Form of Amended Plan of Distribution Pursuant to Rule 12b-1 is filed herewith.
m.2	Plan of Distribution Pursuant to Rule 12b-1for Global Government
Bond Portfolio (16)
m.3	Plan of Distribution Pursuant to Rule 12b-1for International Equity
Portfolio (16)
m.4	Plan of Distribution Pursuant to Rule 12b-1 for Pacific Portfolio
(16)
m.5	Plan of Distribution Pursuant to Rule 12b-1 for European Portfolio
(16)
m.6	Plan of Distribution Pursuant to Rule 12b-1 for International
Balanced Portfolio (16)
m.7	Plan of Distribution Pursuant to Rule 12b-1 for Emerging Markets
Portfolio(16)
n.	Financial Data Schedule (*)
o.	Rule 18f-3 Plan (14)

Footnotes:

	(1) Incorporated by reference to to the Fund's Registration Statement on Form N-1A filed on March 26, 1991.

	(2) Incorporated by reference to Post-Effective Amendment
	No. 2 to the Fund's Registration Statement on Form N-1A filed on September 24, 1991.

	(3) Incorporated by reference to Post-Effective Amendment
	No. 6 to the Fund's Registration Statement on Form N-1A filed on December 21, 1992.

	(4) Incorporated by reference to Pre-Effective Amendment
	No. 1 to the Fund's Registration Statement on Form N-1A filed on May 27, 1991.

	(5) Intentionally left blank.

	(6) Incorporated by reference to Pre-Effective Amendment
	No. 2 to the Fund's Registration Statement on Form N-1A filed on June 14, 1991.

	(7) Intentionally left blank.

	(8) Incorporated by reference to Post-Effective Amendment
	No. 3 to the Fund's Registration Statement on Form N-1A filed on January 17, 1992.

	(9) Incorporated by reference to Post-Effective Amendment
	No. 8 to the Fund's Registration Statement on Form N-1A filed on November 5, 1993.

	(10) Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A filed on January 4, 1994.

	(11) Incorporated by reference to Post-Effective Amendment
	No. 12 to the Fund's Registration Statement on Form N-1A filed on July 27, 1994.

	(12) Incorporated by reference to Post-Effective Amendment
	No. 14 to the Fund's Registration Statement on Form N-1A filed on October 31, 1994.

	(13) Incorporated by reference to Post-Effective Amendment
	No. 15 to the Fund's Registration Statement on Form N-1A filed on February 28, 1995.

	(14) Incorporated by reference to Post-Effective Amendment
	No. 17 to the Fund's Registration Statement on Form N-1A filed on February 28, 1996.

	(15) Incorporated by reference to Post-Effective Amendment
	No. 18 to the Fund's Registration Statement on Form N-1A filed on December 27, 1996.

	(16) Incorporated by reference to Post-Effective Amendment
	No. 19 to the Fund's Registration Statement on Form N-1A filed on February 21, 1997.

	* To be filed by amendment.

Item 24.	Persons Controlled by or under Common
		 Control with Registrant

		None.


Item 25.	Indemnification

		Reference is made to Article IX, of Registrant's Articles of Incorporation for a complete statement of its terms.

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Mutual Management Corp.
		(Registrant's Adviser) and affiliated investment companies.

Item 26.	Business and other Connections of Investment Adviser

See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management Agreement" included in Part B (Statement of Additional Information) of this Registration Statement.

Information as to the Directors and Officers of Mutual Management
Corp. is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.


Item 27.	Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney Natural Resources Fund Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.	Location of Accounts and Records

		The Chase Manhattan Bank of New York,
		 Chase Metrotech Center, Brooklyn, New York 11245,
		and First Data Investor Services Group, Inc.,
		Exchange Place Boston, Massachusetts 02109, will
		maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31(a).
		All other records required by Section 31 (a) are maintained at the offices of the Registrant at 388 Greenwich Street, New
		York, New York 10013 (and   preserved for the period
		specified by Rule 31a-2).



Item 29.	 Management Services

		 There are no management related service contracts not discussed in Part A or Part B.

Item 30.	 Undertakings

		None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 29th day of December 1998.




			SMITH BARNEY WORLD FUNDS, INC.

			BY /s/ Heath B. McLendon
			   Heath B. McLendon,
			    Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures		Title					Date


/s/ Heath B. McLendon	Director, and
(Heath B. McLendon)	Chief Executive Officer
   12/29/98



Victor Atkins*       	Director
(Victor Atkins)

			Director
Abraham E. Cohen

Robert Frankel*         	Director
(Robert Frankel)

Rainer Greeven*         	Director
(Rainer Greeven)


Susan M. Heilbron *	Director
(Susan M. Heibron)


/s/ Lewis E. Daidone	Treasurer (Principal Financial


   12/29/98
(Lewis E. Daidone)	Officer)and Principal Accounting
			Officer

*By:/s/ Christina T. Sydor					   12/29/98
(Christina T. Sydor)
Pursuant to Power of Attorney

EXHIBIT INDEX

e.3	Form of Distribution Agreement

m.1	Form of Amended Plan of Distribution Pursuant to Rule 12b-1 is filed herewith.